UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85%
Class A, Class M, Class C and Class I

Annual Report

September 30, 2018

Each Class A, Class M, Class C and Class I are classes of Fidelity Asset Manager® Funds

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Asset Manager® 20%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(3.53)%	2.13%	4.05%
Class M (incl. 3.50% sales charge)	(1.47)%	2.33%	4.03%
Class C (incl. contingent deferred sales charge)	0.60%	2.56%	3.87%
Class I	2.57%	3.60%	4.96%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 20% - Class A on September 30, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,874	Fidelity Advisor Asset Manager® 20% - Class A
$14,482	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Asset Manager® 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.55)%	3.15%	5.07%
Class M (incl. 3.50% sales charge)	(0.53)%	3.36%	5.06%
Class C (incl. contingent deferred sales charge)	1.59%	3.59%	4.90%
Class I	3.66%	4.65%	5.96%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 30% - Class A on September 30, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,402	Fidelity Advisor Asset Manager® 30% - Class A
$14,482	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Asset Manager® 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(1.40)%	4.07%	5.88%
Class M (incl. 3.50% sales charge)	0.70%	4.29%	5.86%
Class C (incl. contingent deferred sales charge)	2.77%	4.50%	5.69%
Class I	4.91%	5.59%	6.78%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 40% - Class A on September 30, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,711	Fidelity Advisor Asset Manager® 40% - Class A
$14,482	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Asset Manager® 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(0.34)%	4.88%	6.71%
Class M (incl. 3.50% sales charge)	1.79%	5.11%	6.70%
Class C (incl. contingent deferred sales charge)	3.93%	5.33%	6.53%
Class I	6.02%	6.42%	7.63%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 50% - Class A on September 30, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,146	Fidelity Advisor Asset Manager® 50% - Class A
$30,962	S&P 500® Index

Fidelity Asset Manager® 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	0.66%	5.67%	7.38%
Class M (incl. 3.50% sales charge)	2.87%	5.90%	7.37%
Class C (incl. contingent deferred sales charge)	5.09%	6.12%	7.22%
Class I	7.12%	7.22%	8.31%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 60% - Class A on September 30, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,391	Fidelity Advisor Asset Manager® 60% - Class A
$30,962	S&P 500® Index

Fidelity Asset Manager® 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	2.08%	6.46%	7.89%
Class M (incl. 3.50% sales charge)	4.21%	6.69%	7.87%
Class C (incl. contingent deferred sales charge)	6.46%	6.92%	7.72%
Class I	8.53%	8.02%	8.83%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on September 23, 2008. Returns prior to September 23, 2008, are those of Fidelity Asset Manager® 70%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

 Class M shares bear a 0.50% 12b-1 fee. The initial offering of Class M shares took place on September 23, 2008. Returns prior to September 23, 2008, are those of Fidelity Asset Manager® 70%, the original class of the fund, which has no 12b-1 fee. Had Class M's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on September 23, 2008. Returns prior to September 23, 2008, are those of Fidelity Asset Manager® 70%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class I shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager® 70%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 70% - Class A on September 30, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See (above) for additional information regarding the performance of Class A.

Period Ending Values
$21,375	Fidelity Advisor Asset Manager® 70% - Class A
$30,962	S&P 500® Index

Fidelity Asset Manager® 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	3.95%	7.71%	8.79%
Class M (incl. 3.50% sales charge)	6.10%	7.90%	8.74%
Class C (incl. contingent deferred sales charge)	8.51%	8.17%	8.61%
Class I	10.58%	9.30%	9.75%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 85% - Class A on September 30, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,226	Fidelity Advisor Asset Manager® 85% - Class A
$30,962	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The Steady global economic expansion – albeit less synchronous – along with increased concerns about trade protectionism, rising interest rates and higher volatility, set the backdrop for global securities markets for much of the 12 months ending September 30, 2018. The U.S. equity bellwether S&P 500® index gained 17.91%, despite a resurgence in volatility. Stocks maintained their steady growth until a sharp reversal in February, as volatility spiked amid fear that rising inflation would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war.

The market stabilized in April and trended upward through September, boosted by solid corporate earnings growth. For the full year, growth stocks handily outpaced value. By sector, information technology (+38%) led the way, bolstered by strong earnings growth, while consumer discretionary rose 36%, driven by retailers. Notable laggards included energy (+14%), communication services (+12%), materials (+4%), consumer staples (+3%) and utilities (+3%).

Looking abroad, the MSCI ACWI (All Country World Index) ex USA Index rose 1.94% for the 12 months. Manufacturing and export activity – plus a generally weak U.S. dollar – underpinned markets early on, as international stocks achieved a solid gain through January. But the index reversed sharply in February and went on to return -1.82% for the second half of the period, with much of the decline tied to foreign exchange as the dollar rebounded. For the full 12 months, Japan gained about 11%, outperforming the rest of the Asia-Pacific region (+4%). Crude-oil commodity-price strength provided support for Canada (+3%). Europe and emerging markets each turned in a modestly negative result.

In U.S. fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned -1.22% this period. Global monetary policy tightened, with the Fed raising policy rates by a quarter percentage point in March, June and September. Fixed-income sector performance was in a fairly tight range. Within the index, asset-backed securities (+0.51%) led, while U.S. Treasuries (-1.62%) and corporate bonds (-1.19%) declined. Outside the index, Treasury Inflation-Protected Securities (+0.41%) eked out a gain.

Comments from Portfolio Manager Geoff Stein:  For the fiscal year, the share classes of the seven Asset Manager Funds (excluding sales charges, if applicable) posted gains ranging from about 3% to 11%, with four generally outpacing their respective Composite benchmarks and three finishing roughly in line. Asset allocation added the most value across the Funds, driven by positioning in international equities. Early in the period, I shifted the Funds’ equity allocation, moving to an overweighting in U.S. stocks and an underweighting in foreign stocks. I did this on the belief that corporate earnings growth was likely to improve in the U.S. once tax reform was passed. I also thought U.S. stocks would continue to benefit from supportive economic fundamentals. Elsewhere, a modest, out-of-benchmark allocation to commodities lagged the broad equity market and detracted in the more equity-oriented Funds. Meanwhile, our fixed-income allocation strategy of underweighting cash and investment-grade bonds, complemented by non-benchmark fixed-income exposure, aided relative results. Within security selection, strategies among investment-grade bonds added the most value in all Funds except Asset Manager 85%, where U.S. stock choices contributed slightly more. Stock selection in both developed and emerging international markets hampered relative performance. Looking ahead, we believe earnings-growth expectations for U.S. companies will be lower in 2018, and are considering a modest reduction in the Funds’ U.S. equity overweighting as of period end. Outside the U.S., we think Japanese stocks have become more attractive, and may shift to an overweighting in that market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On April 28, 2018, Avishek Hazrachoudhury joined Geoff as Co-Manager of the Funds.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	21.1
Fannie Mae	4.6
Ginnie Mae	2.3
Freddie Mac	2.0
Citigroup, Inc.	0.7
30.7

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	30.0%
AAA,AA,A	2.8%
BBB	9.9%
BB and Below	5.3%
Not Rated	0.4%
Equities	24.3%
Short-Term Investments and Net Other Assets	27.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	0.6
Amazon.com, Inc.	0.3
Apple, Inc.	0.3
NVIDIA Corp.	0.2
UnitedHealth Group, Inc.	0.2
1.6

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Financials	33.0
Information Technology	4.0
Consumer Discretionary	3.8
Health Care	3.7
Energy	3.3

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures	24.4%
Bond Class	48.4%
Short-Term Class	27.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 8.7% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 17.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	225,230	$78,963,339
Fidelity Consumer Staples Central Fund (a)	204,788	41,905,713
Fidelity Emerging Markets Equity Central Fund (a)	91,469	20,179,028
Fidelity Energy Central Fund (a)	300,079	41,080,792
Fidelity Financials Central Fund (a)	1,203,851	126,873,901
Fidelity Health Care Central Fund (a)	226,274	109,351,344
Fidelity Industrials Central Fund (a)	228,382	70,743,549
Fidelity Information Technology Central Fund (a)	380,873	190,356,674
Fidelity International Equity Central Fund (a)	1,562,109	132,076,285
Fidelity Materials Central Fund (a)	79,669	18,945,269
Fidelity Real Estate Equity Central Fund (a)	189,185	20,759,325
Fidelity Telecom Services Central Fund (a)	72,897	13,740,335
Fidelity Utilities Central Fund (a)	112,313	21,377,685
TOTAL EQUITY CENTRAL FUNDS
(Cost $530,520,135)		886,353,239

Fixed-Income Central Funds - 49.6%
High Yield Fixed-Income Funds - 3.1%
Fidelity Emerging Markets Debt Central Fund (a)	2,818,617	26,523,183
Fidelity Floating Rate Central Fund (a)	495,144	51,153,323
Fidelity High Income Central Fund 1 (a)	796,042	75,066,797

TOTAL HIGH YIELD FIXED-INCOME FUNDS		152,743,303

Investment Grade Fixed-Income Funds - 46.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,057,540	206,124,407
Fidelity International Credit Central Fund (a)	295,432	28,987,776
Fidelity Investment Grade Bond Central Fund (a)	19,666,607	2,069,713,719

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,304,825,902

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,357,833,777)		2,457,569,205

Money Market Central Funds - 25.6%
Fidelity Cash Central Fund, 2.11% (b)	99,637,696	99,657,624
Fidelity Money Market Central Fund, 2.34% (b)	1,167,817,573	1,167,934,354
Fidelity Securities Lending Cash Central Fund 2.11% (b)(c)	92,625	92,634
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,267,566,616)		1,267,684,612
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.03% to 2.14% 11/15/18 to 12/20/18 (d)
(Cost $5,214,934)	5,230,000	5,214,549
	Shares	Value

Investment Companies - 6.8%
iShares 20+ Year Treasury Bond ETF	1,096,298	$128,562,866
iShares Core MSCI Emerging Markets ETF	1,002,043	51,885,787
iShares MSCI Japan ETF	437,089	26,325,870
iShares S&P 500 Index ETF	446,922	130,827,477
TOTAL INVESTMENT COMPANIES
(Cost $323,796,482)		337,602,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,484,931,944)		4,954,423,605
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,183,164
NET ASSETS - 100%		$4,955,606,769

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,090	Dec. 2018	$107,664,750	$(1,919,976)	$(1,919,976)

The notional amount of futures sold as a percentage of Net Assets is 2.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,214,549.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,387,652
Fidelity Commodity Strategy Central Fund	326,977
Fidelity Consumer Discretionary Central Fund	3,305,149
Fidelity Consumer Staples Central Fund	3,870,939
Fidelity Emerging Markets Debt Central Fund	1,891,514
Fidelity Emerging Markets Equity Central Fund	3,994,277
Fidelity Energy Central Fund	922,056
Fidelity Financials Central Fund	7,597,568
Fidelity Floating Rate Central Fund	2,731,290
Fidelity Health Care Central Fund	2,810,206
Fidelity High Income Central Fund 1	8,293,000
Fidelity Industrials Central Fund	3,290,247
Fidelity Inflation-Protected Bond Index Central Fund	4,429,063
Fidelity Information Technology Central Fund	16,590,226
Fidelity International Credit Central Fund	693,831
Fidelity International Equity Central Fund	11,966,065
Fidelity Investment Grade Bond Central Fund	60,958,936
Fidelity Materials Central Fund	1,176,660
Fidelity Money Market Central Fund	23,125,834
Fidelity Real Estate Equity Central Fund	1,521,163
Fidelity Securities Lending Cash Central Fund	153,353
Fidelity Telecom Services Central Fund	1,216,653
Fidelity Utilities Central Fund	1,378,648
Total	$163,631,307

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$81,615,701	$2,179,450	$86,579,841	$7,967,033	$(5,182,343)	$--	0.0%
Fidelity Consumer Discretionary Central Fund	47,776,976	24,297,710	6,585,301	142,686	13,331,268	78,963,339	3.3%
Fidelity Consumer Staples Central Fund	33,661,797	16,580,337	4,032,609	(5,512)	(4,298,300)	41,905,713	3.2%
Fidelity Emerging Markets Debt Central Fund	28,258,400	2,903,038	2,124,336	(54,611)	(2,459,308)	26,523,183	20.1%
Fidelity Emerging Markets Equity Central Fund	76,574,948	7,128,656	64,936,577	10,065,373	(8,653,372)	20,179,028	3.0%
Fidelity Energy Central Fund	25,968,797	14,044,868	3,405,935	(31,679)	4,504,741	41,080,792	3.3%
Fidelity Financials Central Fund	93,525,823	47,719,707	12,988,271	544,339	(1,927,697)	126,873,901	3.5%
Fidelity Floating Rate Central Fund	50,573,004	4,754,208	4,248,557	41,070	33,598	51,153,323	2.2%
Fidelity Health Care Central Fund	66,972,361	32,618,015	8,379,218	165,784	17,974,402	109,351,344	3.3%
Fidelity High Income Central Fund 1	100,667,909	11,676,920	30,976,507	(125,050)	(6,176,475)	75,066,797	18.2%
Fidelity Industrials Central Fund	47,812,594	24,885,635	6,404,795	(42,045)	4,492,160	70,743,549	3.3%
Fidelity Inflation-Protected Bond Index Central Fund	198,912,696	40,322,832	29,554,176	328,280	(3,885,225)	206,124,407	18.4%
Fidelity Information Technology Central Fund	113,292,207	75,096,353	15,512,241	247,454	17,232,901	190,356,674	3.3%
Fidelity International Credit Central Fund	29,838,111	2,450,599	2,524,642	(9,493)	(455,434)	28,987,776	16.6%
Fidelity International Equity Central Fund	266,098,261	18,212,659	148,992,820	14,523,186	(17,765,001)	132,076,285	5.0%
Fidelity Investment Grade Bond Central Fund	2,128,219,648	283,437,274	271,163,847	2,308,350	(73,087,706)	2,069,713,719	25.3%
Fidelity Materials Central Fund	15,492,691	7,690,683	2,426,132	314,661	(2,126,634)	18,945,269	3.4%
Fidelity Real Estate Equity Central Fund	25,210,539	2,394,105	5,902,142	61,287	(1,004,464)	20,759,325	16.4%
Fidelity Telecom Services Central Fund	11,118,679	5,186,196	2,261,822	436,982	(739,700)	13,740,335	3.4%
Fidelity Utilities Central Fund	15,350,302	7,537,986	2,496,234	307,919	677,712	21,377,685	3.4%
Total	$3,456,941,444	$631,117,231	$711,496,003	$37,186,014	$(69,514,877)	$3,343,922,444

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$886,353,239	$886,353,239	$--	$--
Fixed-Income Central Funds	2,457,569,205	2,457,569,205	--	--
Money Market Central Funds	1,267,684,612	1,267,684,612	--	--
Other Short-Term Investments	5,214,549	--	5,214,549	--
Investment Companies	337,602,000	337,602,000	--	--
Total Investments in Securities:	$4,954,423,605	$4,949,209,056	$5,214,549	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,919,976)	$(1,919,976)	$--	$--
Total Liabilities	$(1,919,976)	$(1,919,976)	$--	$--
Total Derivative Instruments:	$(1,919,976)	$(1,919,976)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,919,976)
Total Equity Risk	0	(1,919,976)
Total Value of Derivatives	$0	$(1,919,976)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $329,011,416)	$342,816,549
Fidelity Central Funds (cost $4,155,920,528)	4,611,607,056
Total Investment in Securities (cost $4,484,931,944)		$4,954,423,605
Receivable for investments sold		1,615,772
Receivable for fund shares sold		7,740,728
Dividends receivable		571,193
Distributions receivable from Fidelity Central Funds		175,907
Receivable for daily variation margin on futures contracts		964,650
Prepaid expenses		10,765
Other receivables		1,360
Total assets		4,965,503,980
Liabilities
Payable for investments purchased	$4,421,732
Payable for fund shares redeemed	3,228,087
Accrued management fee	1,671,701
Distribution and service plan fees payable	39,719
Other affiliated payables	432,382
Other payables and accrued expenses	103,590
Total liabilities		9,897,211
Net Assets		$4,955,606,769
Net Assets consist of:
Paid in capital		$4,678,858,950
Undistributed net investment income		10,723,768
Accumulated undistributed net realized gain (loss) on investments		(201,547,634)
Net unrealized appreciation (depreciation) on investments		467,571,685
Net Assets		$4,955,606,769
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,089,299 ÷ 2,917,416 shares)		$13.40
Maximum offering price per share (100/94.25 of $13.40)		$14.22
Class M:
Net Asset Value and redemption price per share ($22,133,331 ÷ 1,655,682 shares)		$13.37
Maximum offering price per share (100/96.50 of $13.37)		$13.85
Class C:
Net Asset Value and offering price per share ($26,000,192 ÷ 1,952,655 shares)(a)		$13.32
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,819,670,589 ÷ 359,155,223 shares)		$13.42
Class I:
Net Asset Value, offering price and redemption price per share ($48,713,358 ÷ 3,631,843 shares)		$13.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$6,325,096
Interest		47,119
Income from Fidelity Central Funds		110,021,274
Total income		116,393,489
Expenses
Management fee	$20,305,883
Transfer agent fees	4,066,638
Distribution and service plan fees	492,723
Accounting and security lending fees	1,179,769
Custodian fees and expenses	3,419
Independent trustees' fees and expenses	21,421
Registration fees	230,937
Audit	38,960
Legal	11,094
Miscellaneous	35,964
Total expenses before reductions	26,386,808
Expense reductions	(52,382)
Total expenses after reductions		26,334,426
Net investment income (loss)		90,059,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,451,240
Fidelity Central Funds	37,225,557
Futures contracts	5,942,504
Capital gain distributions from Fidelity Central Funds	53,610,033
Total net realized gain (loss)		104,229,334
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,394,333
Fidelity Central Funds	(69,533,965)
Futures contracts	(1,919,976)
Total change in net unrealized appreciation (depreciation)		(64,059,608)
Net gain (loss)		40,169,726
Net increase (decrease) in net assets resulting from operations		$130,228,789

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,059,063	$74,545,949
Net realized gain (loss)	104,229,334	161,847,033
Change in net unrealized appreciation (depreciation)	(64,059,608)	(24,152,664)
Net increase (decrease) in net assets resulting from operations	130,228,789	212,240,318
Distributions to shareholders from net investment income	(86,728,993)	(73,076,459)
Distributions to shareholders from net realized gain	(100,823,387)	(24,044,746)
Total distributions	(187,552,380)	(97,121,205)
Share transactions - net increase (decrease)	(8,653,347)	(20,257,945)
Total increase (decrease) in net assets	(65,976,938)	94,861,168
Net Assets
Beginning of period	5,021,583,707	4,926,722,539
End of period	$4,955,606,769	$5,021,583,707
Other Information
Undistributed net investment income end of period	$10,723,768	$7,393,724

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 20% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.55	$13.24	$12.93	$13.56	$13.42
Income from Investment Operations
Net investment income (loss)A	.20	.16	.19	.18	.16
Net realized and unrealized gain (loss)	.11	.37	.59	(.22)	.44
Total from investment operations	.31	.53	.78	(.04)	.60
Distributions from net investment income	(.19)	(.16)	(.20)	(.17)	(.15)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.46)	(.22)B	(.47)	(.59)	(.46)C
Net asset value, end of period	$13.40	$13.55	$13.24	$12.93	$13.56
Total ReturnD,E	2.36%	4.08%	6.18%	(.33)%	4.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%	.84%	.83%	.83%	.82%
Expenses net of fee waivers, if any	.84%	.84%	.83%	.83%	.82%
Expenses net of all reductions	.84%	.83%	.83%	.83%	.82%
Net investment income (loss)	1.49%	1.21%	1.47%	1.32%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$39,089	$39,787	$42,221	$38,841	$38,733
Portfolio turnover rateH	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.52	$13.21	$12.90	$13.53	$13.40
Income from Investment Operations
Net investment income (loss)A	.16	.13	.16	.14	.12
Net realized and unrealized gain (loss)	.12	.37	.58	(.21)	.43
Total from investment operations	.28	.50	.74	(.07)	.55
Distributions from net investment income	(.16)	(.12)	(.17)	(.14)	(.12)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.43)	(.19)	(.43)B	(.56)	(.42)
Net asset value, end of period	$13.37	$13.52	$13.21	$12.90	$13.53
Total ReturnC,D	2.10%	3.81%	5.93%	(.59)%	4.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.10%	1.10%	1.09%	1.10%	1.10%
Expenses net of fee waivers, if any	1.10%	1.10%	1.09%	1.10%	1.10%
Expenses net of all reductions	1.10%	1.10%	1.09%	1.10%	1.09%
Net investment income (loss)	1.23%	.95%	1.21%	1.06%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$22,133	$22,474	$25,052	$19,162	$21,010
Portfolio turnover rateG	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.47	$13.17	$12.85	$13.48	$13.35
Income from Investment Operations
Net investment income (loss)A	.10	.06	.09	.07	.05
Net realized and unrealized gain (loss)	.11	.36	.60	(.21)	.43
Total from investment operations	.21	.42	.69	(.14)	.48
Distributions from net investment income	(.09)	(.06)	(.10)	(.07)	(.05)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.36)	(.12)B	(.37)	(.49)	(.35)
Net asset value, end of period	$13.32	$13.47	$13.17	$12.85	$13.48
Total ReturnC,D	1.59%	3.25%	5.49%	(1.09)%	3.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.59%	1.59%	1.59%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59%	1.59%	1.59%	1.60%	1.60%
Expenses net of all reductions	1.59%	1.59%	1.59%	1.60%	1.60%
Net investment income (loss)	.74%	.45%	.71%	.56%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$26,000	$28,217	$29,337	$28,515	$26,225
Portfolio turnover rateG	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.065 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.26	$12.94	$13.57	$13.44
Income from Investment Operations
Net investment income (loss)A	.24	.20	.23	.22	.20
Net realized and unrealized gain (loss)	.12	.37	.60	(.22)	.43
Total from investment operations	.36	.57	.83	–	.63
Distributions from net investment income	(.24)	(.20)	(.24)	(.21)	(.20)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.51)	(.26)B	(.51)	(.63)	(.50)
Net asset value, end of period	$13.42	$13.57	$13.26	$12.94	$13.57
Total ReturnC	2.68%	4.40%	6.58%	(.04)%	4.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.52%	.52%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.52%	.52%	.52%	.53%	.53%
Expenses net of all reductions	.51%	.52%	.52%	.52%	.52%
Net investment income (loss)	1.81%	1.52%	1.78%	1.63%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$4,819,671	$4,880,833	$4,802,797	$4,685,019	$4,923,702
Portfolio turnover rateF	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.065 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.26	$12.94	$13.57	$13.44
Income from Investment Operations
Net investment income (loss)A	.24	.20	.22	.21	.19
Net realized and unrealized gain (loss)	.10	.37	.60	(.21)	.43
Total from investment operations	.34	.57	.82	–	.62
Distributions from net investment income	(.23)	(.19)	(.24)	(.21)	(.19)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.50)	(.26)	(.50)B	(.63)	(.49)
Net asset value, end of period	$13.41	$13.57	$13.26	$12.94	$13.57
Total ReturnC	2.57%	4.35%	6.56%	(.08)%	4.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%	.56%	.57%	.57%	.56%
Expenses net of fee waivers, if any	.55%	.56%	.57%	.57%	.56%
Expenses net of all reductions	.55%	.56%	.57%	.57%	.56%
Net investment income (loss)	1.78%	1.48%	1.73%	1.59%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$48,713	$50,272	$27,315	$16,388	$14,204
Portfolio turnover rateF	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	21.0
Fannie Mae	4.6
Ginnie Mae	2.3
Freddie Mac	2.0
Citigroup, Inc.	0.7
30.6

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	29.9%
AAA,AA,A	2.8%
BBB	9.9%
BB and Below	5.3%
Not Rated	0.4%
Equities	34.8%
Short-Term Investments and Net Other Assets	16.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	0.8
Amazon.com, Inc.	0.6
Apple, Inc.	0.4
NVIDIA Corp.	0.4
UnitedHealth Group, Inc.	0.3
2.5

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Financials	23.8
Information Technology	5.9
Consumer Discretionary	5.4
Health Care	5.1
Energy	3.9

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures	34.8%
Bond Class	48.3%
Short-Term Class	16.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 12.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 28.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	109,471	$38,379,336
Fidelity Consumer Staples Central Fund (a)	99,187	20,296,601
Fidelity Emerging Markets Equity Central Fund (a)	72,955	16,094,590
Fidelity Energy Central Fund (a)	145,096	19,863,660
Fidelity Financials Central Fund (a)	585,843	61,741,989
Fidelity Health Care Central Fund (a)	109,592	52,962,678
Fidelity Industrials Central Fund (a)	112,307	34,788,287
Fidelity Information Technology Central Fund (a)	183,793	91,858,089
Fidelity International Equity Central Fund (a)	884,721	74,803,125
Fidelity Materials Central Fund (a)	38,668	9,195,331
Fidelity Real Estate Equity Central Fund (a)	60,941	6,687,035
Fidelity Telecom Services Central Fund (a)	35,501	6,691,539
Fidelity Utilities Central Fund (a)	54,741	10,419,472
TOTAL EQUITY CENTRAL FUNDS
(Cost $314,659,170)		443,781,732

Fixed-Income Central Funds - 49.4%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	837,330	7,879,274
Fidelity Floating Rate Central Fund (a)	153,495	15,857,545
Fidelity High Income Central Fund 1 (a)	252,447	23,805,744

TOTAL HIGH YIELD FIXED-INCOME FUNDS		47,542,563

Investment Grade Fixed-Income Funds - 46.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	650,641	65,181,254
Fidelity International Credit Central Fund (a)	93,613	9,185,262
Fidelity Investment Grade Bond Central Fund (a)	6,233,015	655,962,465

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		730,328,981

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $778,287,604)		777,871,544

Money Market Central Funds - 15.0%
Fidelity Cash Central Fund, 2.11% (b)	37,268,331	37,275,785
Fidelity Money Market Central Fund, 2.34% (b)	198,267,154	198,286,981
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $235,548,762)		235,562,766
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.14% 10/18/18 to 12/20/18 (c)
(Cost $2,224,806)	2,230,000	2,224,657
	Shares	Value

Investment Companies - 7.2%
iShares 20+ Year Treasury Bond ETF	323,186	$37,900,022
iShares Core MSCI Emerging Markets ETF	337,000	17,449,860
iShares MSCI Japan ETF	229,566	13,826,760
iShares S&P 500 Index ETF	148,162	43,371,462
TOTAL INVESTMENT COMPANIES
(Cost $108,203,939)		112,548,104
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,438,924,281)		1,571,988,803
NET OTHER ASSETS (LIABILITIES) - 0.1%		907,869
NET ASSETS - 100%		$1,572,896,672

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	463	Dec. 2018	$45,732,825	$(815,511)	$(815,511)

The notional amount of futures sold as a percentage of Net Assets is 2.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,224,657.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$460,425
Fidelity Commodity Strategy Central Fund	88,978
Fidelity Consumer Discretionary Central Fund	1,529,551
Fidelity Consumer Staples Central Fund	1,788,132
Fidelity Emerging Markets Debt Central Fund	504,637
Fidelity Emerging Markets Equity Central Fund	1,646,407
Fidelity Energy Central Fund	426,028
Fidelity Financials Central Fund	3,518,060
Fidelity Floating Rate Central Fund	766,681
Fidelity Health Care Central Fund	1,302,144
Fidelity High Income Central Fund 1	2,259,198
Fidelity Industrials Central Fund	1,526,705
Fidelity Inflation-Protected Bond Index Central Fund	1,173,945
Fidelity Information Technology Central Fund	7,631,095
Fidelity International Credit Central Fund	191,553
Fidelity International Equity Central Fund	5,021,019
Fidelity Investment Grade Bond Central Fund	17,551,939
Fidelity Materials Central Fund	543,279
Fidelity Money Market Central Fund	3,829,180
Fidelity Real Estate Equity Central Fund	404,532
Fidelity Securities Lending Cash Central Fund	1,991
Fidelity Telecom Services Central Fund	562,733
Fidelity Utilities Central Fund	640,359
Total	$53,368,571

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$20,908,686	$4,799,289	$26,306,273	$1,708,293	$(1,109,995)	$--	0.0%
Fidelity Consumer Discretionary Central Fund	20,151,665	13,770,629	1,774,479	(20,435)	6,251,956	38,379,336	1.6%
Fidelity Consumer Staples Central Fund	14,110,572	9,352,298	1,106,477	(83,305)	(1,976,487)	20,296,601	1.6%
Fidelity Emerging Markets Debt Central Fund	6,559,204	2,264,980	265,575	(5,782)	(673,553)	7,879,274	6.0%
Fidelity Emerging Markets Equity Central Fund	24,542,923	8,050,262	15,495,507	2,088,964	(3,092,052)	16,094,590	2.4%
Fidelity Energy Central Fund	11,087,939	7,602,180	900,494	(36,061)	2,110,096	19,863,660	1.6%
Fidelity Financials Central Fund	39,386,356	26,756,123	3,581,076	(111,646)	(707,768)	61,741,989	1.7%
Fidelity Floating Rate Central Fund	12,078,914	4,287,713	531,142	170	21,890	15,857,545	0.7%
Fidelity Health Care Central Fund	28,245,564	18,309,648	2,264,303	(29,918)	8,701,687	52,962,678	1.6%
Fidelity High Income Central Fund 1	24,266,790	8,551,717	7,348,555	(205,251)	(1,458,957)	23,805,744	5.8%
Fidelity Industrials Central Fund	20,183,019	14,294,023	1,772,093	(45,838)	2,129,176	34,788,287	1.6%
Fidelity Inflation-Protected Bond Index Central Fund	47,952,216	23,410,330	5,257,157	(33,527)	(890,608)	65,181,254	5.8%
Fidelity Information Technology Central Fund	47,963,833	40,071,017	4,308,518	(118,677)	8,250,434	91,858,089	1.6%
Fidelity International Credit Central Fund	7,192,369	2,528,827	318,684	(1,944)	(134,699)	9,185,262	5.3%
Fidelity International Equity Central Fund	91,819,823	27,816,510	42,388,100	759,072	(3,204,180)	74,803,125	2.8%
Fidelity Investment Grade Bond Central Fund	512,993,352	219,724,988	56,571,695	(819,075)	(19,365,105)	655,962,465	8.0%
Fidelity Materials Central Fund	6,610,823	4,290,091	829,473	(22,586)	(853,524)	9,195,331	1.6%
Fidelity Real Estate Equity Central Fund	5,938,804	1,998,255	1,068,556	(78,407)	(103,061)	6,687,035	5.3%
Fidelity Telecom Services Central Fund	4,665,749	2,912,486	756,762	(48,073)	(81,861)	6,691,539	1.6%
Fidelity Utilities Central Fund	6,394,663	4,213,226	628,368	(10,283)	450,234	10,419,472	1.7%
Total	$953,053,264	$445,004,592	$173,473,287	$2,885,691	$(5,736,377)	$1,221,653,276

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$443,781,732	$443,781,732	$--	$--
Fixed-Income Central Funds	777,871,544	777,871,544	--	--
Money Market Central Funds	235,562,766	235,562,766	--	--
Other Short-Term Investments	2,224,657	--	2,224,657	--
Investment Companies	112,548,104	112,548,104	--	--
Total Investments in Securities:	$1,571,988,803	$1,569,764,146	$2,224,657	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(815,511)	$(815,511)	$--	$--
Total Liabilities	$(815,511)	$(815,511)	$--	$--
Total Derivative Instruments:	$(815,511)	$(815,511)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(815,511)
Total Equity Risk	0	(815,511)
Total Value of Derivatives	$0	$(815,511)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
United Kingdom	2.0%
Japan	1.1%
Netherlands	1.1%
Others (Individually Less Than 1%)	8.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $110,428,745)	$114,772,761
Fidelity Central Funds (cost $1,328,495,536)	1,457,216,042
Total Investment in Securities (cost $1,438,924,281)		$1,571,988,803
Receivable for investments sold		466,893
Receivable for fund shares sold		9,784,802
Dividends receivable		189,257
Distributions receivable from Fidelity Central Funds		63,362
Receivable for daily variation margin on futures contracts		409,755
Prepaid expenses		3,279
Other receivables		433
Total assets		1,582,906,584
Liabilities
Payable for investments purchased	$7,191,568
Payable for fund shares redeemed	2,042,614
Accrued management fee	524,832
Distribution and service plan fees payable	32,182
Other affiliated payables	143,166
Other payables and accrued expenses	75,550
Total liabilities		10,009,912
Net Assets		$1,572,896,672
Net Assets consist of:
Paid in capital		$1,468,814,928
Undistributed net investment income		3,196,727
Accumulated undistributed net realized gain (loss) on investments		(31,363,994)
Net unrealized appreciation (depreciation) on investments		132,249,011
Net Assets		$1,572,896,672
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($28,712,705 ÷ 2,575,304 shares)		$11.15
Maximum offering price per share (100/94.25 of $11.15)		$11.83
Class M:
Net Asset Value and redemption price per share ($14,472,571 ÷ 1,300,046 shares)		$11.13
Maximum offering price per share (100/96.50 of $11.13)		$11.53
Class C:
Net Asset Value and offering price per share ($24,910,510 ÷ 2,249,493 shares)(a)		$11.07
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($1,480,982,533 ÷ 132,869,382 shares)		$11.15
Class I:
Net Asset Value, offering price and redemption price per share ($23,818,353 ÷ 2,136,934 shares)		$11.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$1,755,104
Interest		18,389
Income from Fidelity Central Funds		31,350,704
Total income		33,124,197
Expenses
Management fee	$5,827,665
Transfer agent fees	1,118,241
Distribution and service plan fees	370,332
Accounting and security lending fees	489,521
Custodian fees and expenses	1,587
Independent trustees' fees and expenses	6,035
Registration fees	194,206
Audit	38,960
Legal	2,641
Miscellaneous	9,064
Total expenses before reductions	8,058,252
Expense reductions	(13,965)
Total expenses after reductions		8,044,287
Net investment income (loss)		25,079,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,222,241
Fidelity Central Funds	2,890,562
Futures contracts	2,097,372
Capital gain distributions from Fidelity Central Funds	22,017,867
Total net realized gain (loss)		29,228,042
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,932,052
Fidelity Central Funds	(5,740,286)
Futures contracts	(815,511)
Total change in net unrealized appreciation (depreciation)		(4,623,745)
Net gain (loss)		24,604,297
Net increase (decrease) in net assets resulting from operations		$49,684,207

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,079,910	$16,363,483
Net realized gain (loss)	29,228,042	25,562,017
Change in net unrealized appreciation (depreciation)	(4,623,745)	26,032,421
Net increase (decrease) in net assets resulting from operations	49,684,207	67,957,921
Distributions to shareholders from net investment income	(23,859,157)	(15,721,719)
Distributions to shareholders from net realized gain	(21,589,863)	(2,129,556)
Total distributions	(45,449,020)	(17,851,275)
Share transactions - net increase (decrease)	352,505,002	159,982,022
Total increase (decrease) in net assets	356,740,189	210,088,668
Net Assets
Beginning of period	1,216,156,483	1,006,067,815
End of period	$1,572,896,672	$1,216,156,483
Other Information
Undistributed net investment income end of period	$3,196,727	$1,976,293

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 30% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$10.62	$10.19	$10.71	$10.43
Income from Investment Operations
Net investment income (loss)A	.16	.13	.16	.15	.14
Net realized and unrealized gain (loss)	.21	.51	.60	(.23)	.46
Total from investment operations	.37	.64	.76	(.08)	.60
Distributions from net investment income	(.15)	(.13)	(.17)	(.15)	(.13)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.33)	(.15)	(.33)	(.44)B	(.32)C
Net asset value, end of period	$11.15	$11.11	$10.62	$10.19	$10.71
Total ReturnD,E	3.40%	6.06%	7.61%	(.79)%	5.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%	.85%	.85%	.86%	.85%
Expenses net of fee waivers, if any	.84%	.85%	.85%	.86%	.85%
Expenses net of all reductions	.84%	.85%	.85%	.86%	.85%
Net investment income (loss)	1.47%	1.24%	1.58%	1.45%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$28,713	$22,457	$23,868	$21,424	$22,071
Portfolio turnover rateH	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$10.61	$10.18	$10.70	$10.42
Income from Investment Operations
Net investment income (loss)A	.13	.11	.14	.13	.11
Net realized and unrealized gain (loss)	.21	.50	.59	(.23)	.46
Total from investment operations	.34	.61	.73	(.10)	.57
Distributions from net investment income	(.13)	(.10)	(.14)	(.12)	(.10)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.31)	(.12)	(.30)	(.42)	(.29)B
Net asset value, end of period	$11.13	$11.10	$10.61	$10.18	$10.70
Total ReturnC,D	3.08%	5.81%	7.33%	(1.02)%	5.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.10%	1.11%	1.11%	1.12%	1.13%
Expenses net of fee waivers, if any	1.09%	1.11%	1.11%	1.12%	1.13%
Expenses net of all reductions	1.09%	1.11%	1.11%	1.12%	1.13%
Net investment income (loss)	1.21%	.98%	1.32%	1.18%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$14,473	$13,023	$11,834	$11,098	$9,932
Portfolio turnover rateG	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.57	$10.14	$10.66	$10.38
Income from Investment Operations
Net investment income (loss)A	.08	.05	.08	.07	.06
Net realized and unrealized gain (loss)	.20	.49	.60	(.22)	.46
Total from investment operations	.28	.54	.68	(.15)	.52
Distributions from net investment income	(.07)	(.05)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.25)	(.07)	(.25)	(.37)	(.24)
Net asset value, end of period	$11.07	$11.04	$10.57	$10.14	$10.66
Total ReturnB,C	2.59%	5.16%	6.85%	(1.51)%	5.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.61%	1.61%	1.61%	1.62%	1.62%
Expenses net of fee waivers, if any	1.61%	1.61%	1.61%	1.62%	1.62%
Expenses net of all reductions	1.61%	1.61%	1.61%	1.61%	1.61%
Net investment income (loss)	.70%	.47%	.82%	.69%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$24,911	$20,979	$21,579	$19,621	$16,976
Portfolio turnover rateF	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$10.63	$10.20	$10.71	$10.43
Income from Investment Operations
Net investment income (loss)A	.20	.17	.20	.19	.17
Net realized and unrealized gain (loss)	.21	.49	.59	(.22)	.46
Total from investment operations	.41	.66	.79	(.03)	.63
Distributions from net investment income	(.19)	(.16)	(.20)	(.18)	(.17)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.37)	(.18)	(.36)	(.48)	(.35)
Net asset value, end of period	$11.15	$11.11	$10.63	$10.20	$10.71
Total ReturnB	3.75%	6.32%	7.94%	(.38)%	6.19%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.54%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.53%	.54%	.54%	.55%	.55%
Expenses net of all reductions	.53%	.53%	.53%	.54%	.55%
Net investment income (loss)	1.78%	1.55%	1.90%	1.76%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,480,983	$1,139,197	$937,285	$820,206	$757,908
Portfolio turnover rateE	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$10.62	$10.20	$10.71	$10.43
Income from Investment Operations
Net investment income (loss)A	.19	.16	.19	.18	.16
Net realized and unrealized gain (loss)	.21	.50	.59	(.22)	.47
Total from investment operations	.40	.66	.78	(.04)	.63
Distributions from net investment income	(.18)	(.15)	(.20)	(.17)	(.16)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.36)	(.17)	(.36)	(.47)	(.35)B
Net asset value, end of period	$11.15	$11.11	$10.62	$10.20	$10.71
Total ReturnC	3.66%	6.32%	7.80%	(.46)%	6.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.61%	.62%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.61%	.62%	.60%	.61%	.62%
Expenses net of all reductions	.61%	.62%	.60%	.61%	.62%
Net investment income (loss)	1.70%	1.46%	1.84%	1.69%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$23,818	$20,500	$11,501	$8,759	$8,616
Portfolio turnover rateF	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	18.8
Fannie Mae	4.2
Ginnie Mae	2.0
Freddie Mac	1.7
Citigroup, Inc.	0.6
27.3

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	26.7%
AAA,AA,A	2.4%
BBB	8.7%
BB and Below	5.1%
Not Rated	0.4%
Equities*	45.6%
Short-Term Investments and Net Other Assets	11.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	1.1
Amazon.com, Inc.	0.8
Apple, Inc.	0.5
NVIDIA Corp.	0.5
UnitedHealth Group, Inc.	0.4
3.3

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Financials	19.0
Information Technology	7.7
Health Care	6.3
Consumer Discretionary	6.2
Industrials	4.7

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures*	45.6%
Bond Class	43.2%
Short-Term Class	11.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 15.0% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 37.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	668,422	$3,502,529
Fidelity Consumer Discretionary Central Fund (a)	153,113	53,679,862
Fidelity Consumer Staples Central Fund (a)	139,194	28,483,320
Fidelity Emerging Markets Equity Central Fund (a)	121,639	26,834,776
Fidelity Energy Central Fund (a)	202,525	27,725,615
Fidelity Financials Central Fund (a)	817,641	86,171,172
Fidelity Health Care Central Fund (a)	153,676	74,267,165
Fidelity Industrials Central Fund (a)	157,819	48,886,065
Fidelity Information Technology Central Fund (a)	255,693	127,792,913
Fidelity International Equity Central Fund (a)	1,373,847	116,158,802
Fidelity Materials Central Fund (a)	53,822	12,798,774
Fidelity Real Estate Equity Central Fund (a)	63,884	7,009,997
Fidelity Telecom Services Central Fund (a)	50,191	9,460,525
Fidelity Utilities Central Fund (a)	76,642	14,587,978
TOTAL EQUITY CENTRAL FUNDS
(Cost $443,757,666)		637,359,493

Fixed-Income Central Funds - 44.3%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	876,003	8,243,186
Fidelity Floating Rate Central Fund (a)	160,717	16,603,656
Fidelity High Income Central Fund 1 (a)	268,918	25,358,994

TOTAL HIGH YIELD FIXED-INCOME FUNDS		50,205,836

Investment Grade Fixed-Income Funds - 41.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	663,504	66,469,796
Fidelity International Credit Central Fund (a)	99,189	9,732,393
Fidelity Investment Grade Bond Central Fund(a)	5,878,842	618,689,316

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		694,891,505

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $747,969,627)		745,097,341

Money Market Central Funds - 9.2%
Fidelity Cash Central Fund, 2.11% (b)	42,721,869	42,730,414
Fidelity Money Market Central Fund, 2.34% (b)	111,540,604	111,551,758
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $154,270,536)		154,282,172
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.14% 10/18/18 to 12/20/18 (c)
(Cost $3,192,883)	3,200,000	3,192,690
	Shares	Value

Investment Companies - 8.4%
iShares 20+ Year Treasury Bond ETF	336,774	$39,493,487
iShares Core MSCI Emerging Markets ETF	411,634	21,314,409
iShares MSCI Japan ETF	281,408	16,949,204
iShares S&P 500 Index ETF	219,709	64,315,416
TOTAL INVESTMENT COMPANIES
(Cost $135,769,347)		142,072,516
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,484,960,059)		1,682,004,212
NET OTHER ASSETS (LIABILITIES) - 0.0%		616,034
NET ASSETS - 100%		$1,682,620,246

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	667	Dec. 2018	$65,882,925	$(1,174,863)	$(1,174,863)

The notional amount of futures sold as a percentage of Net Assets is 3.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,192,690.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$509,254
Fidelity Commodity Strategy Central Fund	873,672
Fidelity Consumer Discretionary Central Fund	2,436,830
Fidelity Consumer Staples Central Fund	2,824,023
Fidelity Emerging Markets Debt Central Fund	552,693
Fidelity Emerging Markets Equity Central Fund	2,444,902
Fidelity Energy Central Fund	650,665
Fidelity Financials Central Fund	5,589,273
Fidelity Floating Rate Central Fund	836,897
Fidelity Health Care Central Fund	2,069,206
Fidelity High Income Central Fund 1	2,537,813
Fidelity Industrials Central Fund	2,428,973
Fidelity Inflation-Protected Bond Index Central Fund	1,320,243
Fidelity Information Technology Central Fund	12,284,526
Fidelity International Credit Central Fund	305,497
Fidelity International Equity Central Fund	7,497,085
Fidelity Investment Grade Bond Central Fund	17,128,018
Fidelity Materials Central Fund	862,094
Fidelity Money Market Central Fund	2,620,513
Fidelity Real Estate Equity Central Fund	453,916
Fidelity Securities Lending Cash Central Fund	24,989
Fidelity Telecom Services Central Fund	905,530
Fidelity Utilities Central Fund	1,015,440
Total	$68,172,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$28,997,283	$4,715,190	$30,375,253	$1,831,414	$(1,666,105)	$3,502,529	2.0%
Fidelity Consumer Discretionary Central Fund	33,693,523	13,157,869	2,572,132	(5,511)	9,406,113	53,679,862	2.2%
Fidelity Consumer Staples Central Fund	23,680,165	9,630,700	1,527,939	(101,967)	(3,197,639)	28,483,320	2.2%
Fidelity Emerging Markets Debt Central Fund	7,610,067	1,699,619	326,814	(10,759)	(728,927)	8,243,186	6.2%
Fidelity Emerging Markets Equity Central Fund	34,805,209	10,103,256	15,740,338	1,365,189	(3,698,540)	26,834,776	4.0%
Fidelity Energy Central Fund	18,556,317	7,218,468	1,319,619	(44,031)	3,314,480	27,725,615	2.2%
Fidelity Financials Central Fund	66,065,421	26,350,658	5,270,698	(122,566)	(851,643)	86,171,172	2.4%
Fidelity Floating Rate Central Fund	14,102,399	3,130,873	653,622	(527)	24,533	16,603,656	0.7%
Fidelity Health Care Central Fund	47,272,499	17,746,607	3,339,934	(40,303)	12,628,296	74,267,165	2.2%
Fidelity High Income Central Fund 1	28,578,179	6,663,451	7,995,477	(198,790)	(1,688,369)	25,358,994	6.1%
Fidelity Industrials Central Fund	34,261,441	14,407,453	2,911,414	(52,789)	3,181,374	48,886,065	2.3%
Fidelity Inflation-Protected Bond Index Central Fund	56,294,569	17,332,769	6,087,293	(14,199)	(1,056,050)	66,469,796	5.9%
Fidelity Information Technology Central Fund	80,838,876	41,259,592	6,200,667	(127,199)	12,022,311	127,792,913	2.2%
Fidelity International Credit Central Fund	8,439,314	1,925,617	390,871	(2,623)	(147,057)	9,732,393	5.6%
Fidelity International Equity Central Fund	138,299,292	27,255,717	45,589,108	1,392,767	(5,199,866)	116,158,802	4.4%
Fidelity Investment Grade Bond Central Fund	528,672,680	166,142,404	56,194,682	(998,715)	(18,932,371)	618,689,316	7.6%
Fidelity Materials Central Fund	11,077,240	4,204,943	1,262,560	(12,971)	(1,207,878)	12,798,774	2.3%
Fidelity Real Estate Equity Central Fund	6,990,835	1,506,383	1,252,649	(77,423)	(157,149)	7,009,997	5.5%
Fidelity Telecom Services Central Fund	7,736,734	3,022,256	989,904	(47,903)	(260,658)	9,460,525	2.3%
Fidelity Utilities Central Fund	10,838,200	4,215,762	1,020,501	(7,843)	562,360	14,587,978	2.3%
Total	$1,186,810,243	$381,689,587	$191,021,475	$2,723,251	$2,347,215	$1,382,456,834

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$637,359,493	$637,359,493	$--	$--
Fixed-Income Central Funds	745,097,341	745,097,341	--	--
Money Market Central Funds	154,282,172	154,282,172	--	--
Other Short-Term Investments	3,192,690	--	3,192,690	--
Investment Companies	142,072,516	142,072,516	--	--
Total Investments in Securities:	$1,682,004,212	$1,678,811,522	$3,192,690	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,174,863)	$(1,174,863)	$--	$--
Total Liabilities	$(1,174,863)	$(1,174,863)	$--	$--
Total Derivative Instruments:	$(1,174,863)	$(1,174,863)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,174,863)
Total Equity Risk	0	(1,174,863)
Total Value of Derivatives	$0	$(1,174,863)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.0%
United Kingdom	2.5%
Japan	1.6%
Netherlands	1.1%
Others (Individually Less Than 1%)	9.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $138,962,230)	$145,265,206
Fidelity Central Funds (cost $1,345,997,829)	1,536,739,006
Total Investment in Securities (cost $1,484,960,059)		$1,682,004,212
Receivable for investments sold		622,833
Receivable for fund shares sold		1,625,125
Dividends receivable		280,650
Distributions receivable from Fidelity Central Funds		72,394
Receivable for daily variation margin on futures contracts		590,295
Prepaid expenses		3,558
Other receivables		672
Total assets		1,685,199,739
Liabilities
Payable for investments purchased	$149,812
Payable for fund shares redeemed	1,596,464
Accrued management fee	565,639
Distribution and service plan fees payable	34,396
Other affiliated payables	156,232
Other payables and accrued expenses	76,950
Total liabilities		2,579,493
Net Assets		$1,682,620,246
Net Assets consist of:
Paid in capital		$1,504,346,210
Undistributed net investment income		8,195,753
Accumulated undistributed net realized gain (loss) on investments		(25,791,007)
Net unrealized appreciation (depreciation) on investments		195,869,290
Net Assets		$1,682,620,246
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,072,758 ÷ 3,208,129 shares)		$11.87
Maximum offering price per share (100/94.25 of $11.87)		$12.59
Class M:
Net Asset Value and redemption price per share ($12,317,713 ÷ 1,039,901 shares)		$11.85
Maximum offering price per share (100/96.50 of $11.85)		$12.28
Class C:
Net Asset Value and offering price per share ($25,656,123 ÷ 2,173,518 shares)(a)		$11.80
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,577,393,153 ÷ 132,912,439 shares)		$11.87
Class I:
Net Asset Value, offering price and redemption price per share ($29,180,499 ÷ 2,458,460 shares)		$11.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$2,060,623
Interest		24,168
Income from Fidelity Central Funds		33,698,904
Total income		35,783,695
Expenses
Management fee	$6,472,213
Transfer agent fees	1,261,428
Distribution and service plan fees	401,887
Accounting and security lending fees	538,242
Custodian fees and expenses	1,797
Independent trustees' fees and expenses	6,746
Registration fees	172,890
Audit	38,960
Legal	3,091
Miscellaneous	10,584
Total expenses before reductions	8,907,838
Expense reductions	(17,857)
Total expenses after reductions		8,889,981
Net investment income (loss)		26,893,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,816,070
Fidelity Central Funds	2,730,645
Futures contracts	2,670,189
Capital gain distributions from Fidelity Central Funds	34,473,148
Total net realized gain (loss)		43,690,052
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,223,192
Fidelity Central Funds	2,340,411
Futures contracts	(1,174,863)
Total change in net unrealized appreciation (depreciation)		3,388,740
Net gain (loss)		47,078,792
Net increase (decrease) in net assets resulting from operations		$73,972,506

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,893,714	$19,222,282
Net realized gain (loss)	43,690,052	23,619,947
Change in net unrealized appreciation (depreciation)	3,388,740	62,588,007
Net increase (decrease) in net assets resulting from operations	73,972,506	105,430,236
Distributions to shareholders from net investment income	(24,345,900)	(17,947,374)
Distributions to shareholders from net realized gain	(23,502,413)	(2,200,401)
Total distributions	(47,848,313)	(20,147,775)
Share transactions - net increase (decrease)	220,737,989	178,133,653
Total increase (decrease) in net assets	246,862,182	263,416,114
Net Assets
Beginning of period	1,435,758,064	1,172,341,950
End of period	$1,682,620,246	$1,435,758,064
Other Information
Undistributed net investment income end of period	$8,195,753	$5,647,941

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 40% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.95	$10.39	$10.96	$10.66
Income from Investment Operations
Net investment income (loss)A	.17	.14	.16	.16	.14
Net realized and unrealized gain (loss)	.36	.73	.70	(.28)	.59
Total from investment operations	.53	.87	.86	(.12)	.73
Distributions from net investment income	(.15)	(.13)	(.17)	(.14)	(.15)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.33)	(.15)	(.30)	(.45)	(.43)
Net asset value, end of period	$11.87	$11.67	$10.95	$10.39	$10.96
Total ReturnB,C	4.62%	8.01%	8.44%	(1.19)%	6.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%	.84%	.84%	.85%	.85%
Expenses net of fee waivers, if any	.84%	.84%	.84%	.85%	.85%
Expenses net of all reductions	.84%	.84%	.84%	.84%	.85%
Net investment income (loss)	1.41%	1.21%	1.53%	1.44%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$38,073	$36,200	$40,046	$30,959	$25,419
Portfolio turnover rateF	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$10.93	$10.37	$10.94	$10.64
Income from Investment Operations
Net investment income (loss)A	.13	.11	.13	.13	.11
Net realized and unrealized gain (loss)	.37	.73	.70	(.28)	.59
Total from investment operations	.50	.84	.83	(.15)	.70
Distributions from net investment income	(.12)	(.10)	(.14)	(.11)	(.12)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.30)	(.12)	(.27)	(.42)	(.40)
Net asset value, end of period	$11.85	$11.65	$10.93	$10.37	$10.94
Total ReturnB,C	4.35%	7.75%	8.12%	(1.45)%	6.72%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.10%	1.12%	1.12%	1.11%	1.12%
Expenses net of fee waivers, if any	1.10%	1.11%	1.12%	1.11%	1.12%
Expenses net of all reductions	1.10%	1.11%	1.12%	1.10%	1.12%
Net investment income (loss)	1.14%	.94%	1.25%	1.18%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$12,318	$11,665	$10,297	$9,309	$8,295
Portfolio turnover rateF	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$10.90	$10.34	$10.91	$10.62
Income from Investment Operations
Net investment income (loss)A	.08	.05	.08	.07	.06
Net realized and unrealized gain (loss)	.35	.73	.70	(.27)	.58
Total from investment operations	.43	.78	.78	(.20)	.64
Distributions from net investment income	(.06)	(.05)	(.09)	(.06)	(.07)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.24)	(.07)	(.22)	(.37)	(.35)
Net asset value, end of period	$11.80	$11.61	$10.90	$10.34	$10.91
Total ReturnB,C	3.77%	7.16%	7.62%	(1.94)%	6.17%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.60%	1.61%	1.61%	1.62%	1.62%
Expenses net of fee waivers, if any	1.60%	1.61%	1.61%	1.62%	1.62%
Expenses net of all reductions	1.60%	1.61%	1.61%	1.62%	1.62%
Net investment income (loss)	.64%	.45%	.76%	.67%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$25,656	$23,354	$22,064	$19,515	$15,769
Portfolio turnover rateF	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.95	$10.39	$10.96	$10.66
Income from Investment Operations
Net investment income (loss)A	.20	.17	.19	.19	.17
Net realized and unrealized gain (loss)	.37	.73	.70	(.28)	.59
Total from investment operations	.57	.90	.89	(.09)	.76
Distributions from net investment income	(.19)	(.16)	(.20)	(.17)	(.18)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.37)	(.18)	(.33)	(.48)	(.46)
Net asset value, end of period	$11.87	$11.67	$10.95	$10.39	$10.96
Total ReturnB	4.95%	8.35%	8.76%	(.90)%	7.29%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.54%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.53%	.54%	.54%	.55%	.56%
Expenses net of all reductions	.53%	.53%	.54%	.54%	.56%
Net investment income (loss)	1.71%	1.52%	1.83%	1.74%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,577,393	$1,344,514	$1,084,411	$917,607	$769,619
Portfolio turnover rateE	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.95	$10.39	$10.96	$10.66
Income from Investment Operations
Net investment income (loss)A	.20	.17	.19	.18	.17
Net realized and unrealized gain (loss)	.36	.73	.69	(.27)	.58
Total from investment operations	.56	.90	.88	(.09)	.75
Distributions from net investment income	(.18)	(.16)	(.19)	(.17)	(.18)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.36)	(.18)	(.32)	(.48)	(.45)B
Net asset value, end of period	$11.87	$11.67	$10.95	$10.39	$10.96
Total ReturnC	4.91%	8.32%	8.67%	(.90)%	7.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	.56%	.58%	.60%	.58%
Expenses net of fee waivers, if any	.56%	.56%	.58%	.60%	.58%
Expenses net of all reductions	.56%	.56%	.58%	.60%	.57%
Net investment income (loss)	1.68%	1.49%	1.79%	1.69%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$29,180	$20,025	$15,525	$20,038	$4,256
Portfolio turnover rateF	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	1.3
Amazon.com, Inc.	1.0
Apple, Inc.	0.7
NVIDIA Corp.	0.6
UnitedHealth Group, Inc.	0.6
Activision Blizzard, Inc.	0.4
Becton, Dickinson & Co.	0.4
Boston Scientific Corp.	0.4
Salesforce.com, Inc.	0.4
Citigroup, Inc.	0.3
6.1

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Financials	15.7
Information Technology	9.8
Health Care	7.5
Consumer Discretionary	7.4
Industrials	5.5

Top Five Bond Issuers as of September 30, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	16.7
Fannie Mae	3.6
Ginnie Mae	1.7
Freddie Mac	1.5
Citigroup, Inc.	0.5
24.0

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	23.5%
AAA,AA,A	2.3%
BBB	7.3%
BB and Below	4.9%
Not Rated	0.4%
Equities*	55.2%
Short-Term Investments and Net Other Assets	6.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures*	55.3%
Bond Class	38.3%
Short-Term Class	6.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 18.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 47.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,734,447	$19,568,502
Fidelity Consumer Discretionary Central Fund (a)	1,071,172	375,542,191
Fidelity Consumer Staples Central Fund (a)	969,740	198,437,885
Fidelity Emerging Markets Equity Central Fund (a)	954,553	210,584,026
Fidelity Energy Central Fund (a)	1,417,577	194,066,270
Fidelity Financials Central Fund (a)	5,698,796	600,596,106
Fidelity Health Care Central Fund (a)	1,077,197	520,576,948
Fidelity Industrials Central Fund (a)	1,094,096	338,907,106
Fidelity Information Technology Central Fund (a)	1,776,843	888,048,275
Fidelity International Equity Central Fund (a)	10,067,247	851,185,720
Fidelity Materials Central Fund (a)	375,416	89,273,982
Fidelity Real Estate Equity Central Fund (a)	359,143	39,408,807
Fidelity Telecom Services Central Fund (a)	348,858	65,756,271
Fidelity Utilities Central Fund (a)	535,574	101,941,110
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,576,469,370)		4,493,893,199

Fixed-Income Central Funds - 39.2%
High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (a)	4,722,636	44,440,007
Fidelity Floating Rate Central Fund (a)	871,116	89,995,019
Fidelity High Income Central Fund 1 (a)	1,495,329	141,009,521

TOTAL HIGH YIELD FIXED-INCOME FUNDS		275,444,547

Investment Grade Fixed-Income Funds - 36.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,698,085	370,474,121
Fidelity International Credit Central Fund (a)	550,045	53,970,376
Fidelity Investment Grade Bond Central Fund (a)	28,363,356	2,984,959,552

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,409,404,049

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,568,882,947)		3,684,848,596

Money Market Central Funds - 4.4%
Fidelity Cash Central Fund, 2.11% (b)	225,925,298	225,970,483
Fidelity Money Market Central Fund, 2.34% (b)	181,208,064	181,226,185
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $407,177,237)		407,196,668
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.14% 10/18/18 to 12/20/18 (c)
(Cost $16,908,143)	16,950,000	16,907,137
	Shares	Value

Investment Companies - 8.4%
iShares 20+ Year Treasury Bond ETF	1,821,292	$213,582,913
iShares Core MSCI Emerging Markets ETF	2,407,961	124,684,221
iShares MSCI Japan ETF	1,615,778	97,318,309
iShares S&P 500 Index ETF	1,208,730	353,831,533
TOTAL INVESTMENT COMPANIES
(Cost $747,256,060)		789,416,976
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,316,693,757)		9,392,262,576
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,262,990
NET ASSETS - 100%		$9,395,525,566

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3,529	Dec. 2018	$348,576,975	$(6,216,088)	$(6,216,088)

The notional amount of futures sold as a percentage of Net Assets is 3.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,907,137.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,688,804
Fidelity Commodity Strategy Central Fund	4,904,700
Fidelity Consumer Discretionary Central Fund	18,134,252
Fidelity Consumer Staples Central Fund	20,798,227
Fidelity Emerging Markets Debt Central Fund	3,056,805
Fidelity Emerging Markets Equity Central Fund	16,800,940
Fidelity Energy Central Fund	4,756,296
Fidelity Financials Central Fund	41,413,757
Fidelity Floating Rate Central Fund	4,642,346
Fidelity Health Care Central Fund	15,339,599
Fidelity High Income Central Fund 1	14,459,211
Fidelity Industrials Central Fund	17,987,056
Fidelity Inflation-Protected Bond Index Central Fund	6,991,759
Fidelity Information Technology Central Fund	91,397,396
Fidelity International Credit Central Fund	1,218,076
Fidelity International Equity Central Fund	53,350,071
Fidelity Investment Grade Bond Central Fund	84,401,785
Fidelity Materials Central Fund	6,386,819
Fidelity Money Market Central Fund	6,091,560
Fidelity Real Estate Equity Central Fund	2,556,994
Fidelity Securities Lending Cash Central Fund	243,479
Fidelity Telecom Services Central Fund	6,682,055
Fidelity Utilities Central Fund	7,522,028
Total	$431,824,015

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$171,081,730	$15,197,201	$167,145,445	$11,556,382	$(11,121,366)	$19,568,502	11.2%
Fidelity Consumer Discretionary Central Fund	259,939,506	58,830,312	11,421,169	1,321	68,192,221	375,542,191	15.6%
Fidelity Consumer Staples Central Fund	183,266,354	46,821,403	7,820,529	(265,333)	(23,564,010)	198,437,885	15.2%
Fidelity Emerging Markets Debt Central Fund	43,993,956	6,042,700	1,526,094	(38,394)	(4,032,161)	44,440,007	33.7%
Fidelity Emerging Markets Equity Central Fund	239,714,069	46,490,676	53,564,666	2,637,992	(24,694,045)	210,584,026	31.7%
Fidelity Energy Central Fund	142,776,899	32,635,851	5,864,796	(62,676)	24,580,992	194,066,270	15.6%
Fidelity Financials Central Fund	510,151,833	121,537,224	25,930,090	(155,883)	(5,006,978)	600,596,106	16.5%
Fidelity Floating Rate Central Fund	82,300,945	10,614,570	3,052,183	4,102	127,585	89,995,019	3.9%
Fidelity Health Care Central Fund	364,929,834	80,831,640	14,767,535	(20,203)	89,603,212	520,576,948	15.6%
Fidelity High Income Central Fund 1	168,491,217	25,092,514	41,814,445	(245,286)	(10,514,479)	141,009,521	34.2%
Fidelity Industrials Central Fund	262,491,935	65,541,740	11,958,857	(93,805)	22,926,093	338,907,106	15.7%
Fidelity Inflation-Protected Bond Index Central Fund	307,662,145	101,032,976	32,807,612	201,381	(5,614,769)	370,474,121	33.0%
Fidelity Information Technology Central Fund	626,805,040	207,244,549	30,781,385	(53,009)	84,833,080	888,048,275	15.3%
Fidelity International Credit Central Fund	49,972,811	7,193,286	1,831,332	(7,862)	(825,835)	53,970,376	30.9%
Fidelity International Equity Central Fund	993,272,283	118,737,633	232,893,493	12,639,213	(40,569,916)	851,185,720	32.2%
Fidelity Investment Grade Bond Central Fund	2,712,390,982	682,487,500	311,642,903	(5,947,848)	(92,328,179)	2,984,959,552	36.5%
Fidelity Materials Central Fund	85,333,265	19,338,723	7,063,561	1,384,368	(9,718,813)	89,273,982	16.0%
Fidelity Real Estate Equity Central Fund	40,444,401	5,250,199	5,022,926	(184,276)	(1,078,591)	39,408,807	31.1%
Fidelity Telecom Services Central Fund	59,953,338	14,773,501	6,417,416	(25,740)	(2,527,412)	65,756,271	16.1%
Fidelity Utilities Central Fund	83,380,777	19,930,645	5,092,661	45,774	3,676,575	101,941,110	16.3%
Total	$7,388,353,320	$1,685,624,843	$978,419,098	$21,370,218	$62,343,204	$8,178,741,795

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$4,493,893,199	$4,493,893,199	$--	$--
Fixed-Income Central Funds	3,684,848,596	3,684,848,596	--	--
Money Market Central Funds	407,196,668	407,196,668	--	--
Other Short-Term Investments	16,907,137	--	16,907,137	--
Investment Companies	789,416,976	789,416,976	--	--
Total Investments in Securities:	$9,392,262,576	$9,375,355,439	$16,907,137	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(6,216,088)	$(6,216,088)	$--	$--
Total Liabilities	$(6,216,088)	$(6,216,088)	$--	$--
Total Derivative Instruments:	$(6,216,088)	$(6,216,088)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,216,088)
Total Equity Risk	0	(6,216,088)
Total Value of Derivatives	$0	$(6,216,088)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.8%
United Kingdom	2.9%
Japan	2.1%
Netherlands	1.4%
Canada	1.2%
France	1.1%
Germany	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	7.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $764,164,203)	$806,324,113
Fidelity Central Funds (cost $6,552,529,554)	8,585,938,463
Total Investment in Securities (cost $7,316,693,757)		$9,392,262,576
Receivable for investments sold		3,543,485
Receivable for fund shares sold		5,327,020
Dividends receivable		1,544,914
Distributions receivable from Fidelity Central Funds		384,720
Receivable for daily variation margin on futures contracts		3,126,053
Prepaid expenses		20,057
Other receivables		268,155
Total assets		9,406,476,980
Liabilities
Payable for investments purchased	$2,780,271
Payable for fund shares redeemed	2,914,225
Accrued management fee	3,815,033
Transfer agent fee payable	952,578
Distribution and service plan fees payable	77,335
Other affiliated payables	128,792
Other payables and accrued expenses	283,180
Total liabilities		10,951,414
Net Assets		$9,395,525,566
Net Assets consist of:
Paid in capital		$7,888,676,336
Undistributed net investment income		44,007,306
Accumulated undistributed net realized gain (loss) on investments		(606,510,807)
Net unrealized appreciation (depreciation) on investments		2,069,352,731
Net Assets		$9,395,525,566
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($86,252,208 ÷ 4,642,894 shares)		$18.58
Maximum offering price per share (100/94.25 of $18.58)		$19.71
Class M:
Net Asset Value and redemption price per share ($41,221,783 ÷ 2,221,540 shares)		$18.56
Maximum offering price per share (100/96.50 of $18.56)		$19.23
Class C:
Net Asset Value and offering price per share ($51,336,631 ÷ 2,787,539 shares)(a)		$18.42
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($9,140,810,926 ÷ 489,990,184 shares)		$18.66
Class I:
Net Asset Value, offering price and redemption price per share ($75,904,018 ÷ 4,076,405 shares)		$18.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$13,436,420
Interest		142,011
Income from Fidelity Central Funds		184,356,784
Total income		197,935,215
Expenses
Management fee	$44,472,412
Transfer agent fees	11,117,731
Distribution and service plan fees	865,307
Accounting and security lending fees	1,542,203
Custodian fees and expenses	6,886
Independent trustees' fees and expenses	38,689
Registration fees	189,954
Audit	38,959
Legal	18,647
Miscellaneous	61,630
Total expenses before reductions	58,352,418
Expense reductions	(150,730)
Total expenses after reductions		58,201,688
Net investment income (loss)		139,733,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,324,590
Fidelity Central Funds	21,461,502
Futures contracts	15,034,998
Capital gain distributions from Fidelity Central Funds	247,467,231
Total net realized gain (loss)		319,288,321
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,673,695
Fidelity Central Funds	62,273,830
Futures contracts	(6,216,088)
Total change in net unrealized appreciation (depreciation)		65,731,437
Net gain (loss)		385,019,758
Net increase (decrease) in net assets resulting from operations		$524,753,285

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$139,733,527	$110,222,334
Net realized gain (loss)	319,288,321	339,867,195
Change in net unrealized appreciation (depreciation)	65,731,437	334,947,102
Net increase (decrease) in net assets resulting from operations	524,753,285	785,036,631
Distributions to shareholders from net investment income	(126,122,206)	(107,453,165)
Distributions to shareholders from net realized gain	(252,763,367)	(39,645,780)
Total distributions	(378,885,573)	(147,098,945)
Share transactions - net increase (decrease)	728,976,453	124,147,432
Total increase (decrease) in net assets	874,844,165	762,085,118
Net Assets
Beginning of period	8,520,681,401	7,758,596,283
End of period	$9,395,525,566	$8,520,681,401
Other Information
Undistributed net investment income end of period	$44,007,306	$30,395,996

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 50% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.29	$16.91	$16.33	$17.99	$17.78
Income from Investment Operations
Net investment income (loss)A	.23	.19	.23	.23	.22
Net realized and unrealized gain (loss)	.80	1.46	1.21	(.50)	1.13
Total from investment operations	1.03	1.65	1.44	(.27)	1.35
Distributions from net investment income	(.21)	(.18)	(.25)	(.22)	(.23)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.74)	(.27)	(.86)B	(1.39)	(1.14)
Net asset value, end of period	$18.58	$18.29	$16.91	$16.33	$17.99
Total ReturnC,D	5.74%	9.90%	9.19%	(1.70)%	7.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%	.96%	.96%	.96%	.95%
Expenses net of fee waivers, if any	.94%	.96%	.96%	.96%	.95%
Expenses net of all reductions	.94%	.95%	.96%	.95%	.95%
Net investment income (loss)	1.24%	1.08%	1.42%	1.34%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$86,252	$75,623	$77,724	$70,616	$72,246
Portfolio turnover rateG	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.27	$16.90	$16.31	$17.97	$17.76
Income from Investment Operations
Net investment income (loss)A	.18	.14	.19	.19	.17
Net realized and unrealized gain (loss)	.80	1.46	1.22	(.51)	1.14
Total from investment operations	.98	1.60	1.41	(.32)	1.31
Distributions from net investment income	(.16)	(.14)	(.20)	(.17)	(.19)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.69)	(.23)	(.82)	(1.34)	(1.10)
Net asset value, end of period	$18.56	$18.27	$16.90	$16.31	$17.97
Total ReturnB,C	5.48%	9.57%	8.97%	(1.98)%	7.69%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.19%	1.21%	1.22%	1.22%	1.22%
Expenses net of fee waivers, if any	1.19%	1.21%	1.22%	1.22%	1.22%
Expenses net of all reductions	1.19%	1.21%	1.22%	1.22%	1.22%
Net investment income (loss)	.99%	.83%	1.15%	1.07%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$41,222	$36,209	$32,431	$30,381	$32,372
Portfolio turnover rateF	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.15	$16.79	$16.21	$17.88	$17.68
Income from Investment Operations
Net investment income (loss)A	.09	.05	.11	.10	.08
Net realized and unrealized gain (loss)	.79	1.46	1.21	(.52)	1.13
Total from investment operations	.88	1.51	1.32	(.42)	1.21
Distributions from net investment income	(.08)	(.06)	(.12)	(.08)	(.10)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.61)	(.15)	(.74)	(1.25)	(1.01)
Net asset value, end of period	$18.42	$18.15	$16.79	$16.21	$17.88
Total ReturnB,C	4.93%	9.07%	8.42%	(2.52)%	7.16%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.70%	1.72%	1.72%	1.72%	1.72%
Expenses net of fee waivers, if any	1.70%	1.72%	1.72%	1.72%	1.72%
Expenses net of all reductions	1.70%	1.71%	1.72%	1.72%	1.72%
Net investment income (loss)	.49%	.32%	.66%	.57%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$51,337	$41,900	$42,706	$42,095	$38,792
Portfolio turnover rateF	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.37	$16.98	$16.39	$18.06	$17.84
Income from Investment Operations
Net investment income (loss)A	.29	.24	.28	.29	.28
Net realized and unrealized gain (loss)	.80	1.47	1.22	(.52)	1.14
Total from investment operations	1.09	1.71	1.50	(.23)	1.42
Distributions from net investment income	(.26)	(.24)	(.30)	(.27)	(.29)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.80)B	(.32)C	(.91)D	(1.44)	(1.20)
Net asset value, end of period	$18.66	$18.37	$16.98	$16.39	$18.06
Total ReturnE	6.05%	10.26%	9.56%	(1.45)%	8.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%	.65%	.65%	.66%	.66%
Expenses net of fee waivers, if any	.63%	.64%	.65%	.66%	.66%
Expenses net of all reductions	.63%	.64%	.65%	.65%	.66%
Net investment income (loss)	1.55%	1.39%	1.72%	1.63%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$9,140,811	$8,324,452	$7,566,062	$7,504,374	$7,956,041
Portfolio turnover rateH	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.532 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.087 per share.

 D Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.33	$16.95	$16.36	$18.03	$17.81
Income from Investment Operations
Net investment income (loss)A	.28	.24	.27	.28	.27
Net realized and unrealized gain (loss)	.80	1.46	1.23	(.52)	1.14
Total from investment operations	1.08	1.70	1.50	(.24)	1.41
Distributions from net investment income	(.26)	(.23)	(.29)	(.26)	(.28)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.79)	(.32)	(.91)	(1.43)	(1.19)
Net asset value, end of period	$18.62	$18.33	$16.95	$16.36	$18.03
Total ReturnB	6.02%	10.17%	9.53%	(1.50)%	8.29%
Ratios to Average Net AssetsC,D
Expenses before reductions	.67%	.68%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.67%	.68%	.70%	.70%	.71%
Expenses net of all reductions	.67%	.68%	.70%	.69%	.71%
Net investment income (loss)	1.52%	1.35%	1.68%	1.59%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$75,904	$42,497	$39,673	$33,434	$33,575
Portfolio turnover rateE	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	1.6
Amazon.com, Inc.	1.1
Apple, Inc.	0.8
NVIDIA Corp.	0.7
UnitedHealth Group, Inc.	0.6
Activision Blizzard, Inc.	0.5
Becton, Dickinson & Co.	0.5
Boston Scientific Corp.	0.5
Salesforce.com, Inc.	0.5
Citigroup, Inc.	0.4
7.2

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Financials	14.1
Information Technology	11.9
Health Care	8.5
Consumer Discretionary	8.4
Industrials	6.2

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	19.3%
AAA,AA,A	2.0%
BBB	5.7%
BB and Below	4.5%
Not Rated	0.3%
Equities*	64.3%
Short-Term Investments and Net Other Assets	3.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures*	64.3%
Bond Class	31.8%
Short-Term Class	3.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 20.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 57.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,184,745	$6,208,063
Fidelity Consumer Discretionary Central Fund (a)	418,127	146,591,048
Fidelity Consumer Staples Central Fund (a)	378,422	77,436,400
Fidelity Emerging Markets Equity Central Fund (a)	391,250	86,313,715
Fidelity Energy Central Fund (a)	541,762	74,167,253
Fidelity Financials Central Fund (a)	2,203,415	232,217,880
Fidelity Health Care Central Fund (a)	414,636	200,381,288
Fidelity Industrials Central Fund (a)	424,271	131,422,312
Fidelity Information Technology Central Fund (a)	694,279	346,993,488
Fidelity International Equity Central Fund (a)	3,753,785	317,382,540
Fidelity Materials Central Fund (a)	145,760	34,661,738
Fidelity Real Estate Equity Central Fund (a)	118,998	13,057,670
Fidelity Telecom Services Central Fund (a)	133,890	25,236,956
Fidelity Utilities Central Fund (a)	205,651	39,143,517
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,252,354,283)		1,731,213,868

Fixed-Income Central Funds - 32.5%
High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (a)	1,491,904	14,038,818
Fidelity Floating Rate Central Fund (a)	276,465	28,561,552
Fidelity High Income Central Fund 1 (a)	481,412	45,397,134

TOTAL HIGH YIELD FIXED-INCOME FUNDS		87,997,504

Investment Grade Fixed-Income Funds - 29.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,051,403	105,329,508
Fidelity International Credit Central Fund (a)	180,615	17,721,958
Fidelity Investment Grade Bond Central Fund (a)	7,322,937	770,665,936

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		893,717,402

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $982,432,033)		981,714,906

Money Market Central Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $56,160,173)	56,148,971	56,160,201
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.14% 10/18/18 to 12/20/18 (c)
(Cost $4,580,323)	4,590,000	4,580,015
	Shares	Value

Investment Companies - 8.0%
iShares 20+ Year Treasury Bond ETF	521,296	$61,132,382
iShares Core MSCI Emerging Markets ETF	818,048	42,358,525
iShares MSCI Japan ETF	579,684	34,914,367
iShares S&P 500 Index ETF	351,705	102,954,605
TOTAL INVESTMENT COMPANIES
(Cost $230,115,292)		241,359,879
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,525,642,104)		3,015,028,869
NET OTHER ASSETS (LIABILITIES) - 0.0%		888,010
NET ASSETS - 100%		$3,015,916,879

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	960	Dec. 2018	$94,824,000	$(1,690,967)	$(1,690,967)

The notional amount of futures sold as a percentage of Net Assets is 3.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,580,015.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$499,455
Fidelity Commodity Strategy Central Fund	1,494,942
Fidelity Consumer Discretionary Central Fund	5,416,038
Fidelity Consumer Staples Central Fund	6,450,273
Fidelity Emerging Markets Debt Central Fund	808,375
Fidelity Emerging Markets Equity Central Fund	5,051,641
Fidelity Energy Central Fund	1,545,826
Fidelity Financials Central Fund	12,512,564
Fidelity Floating Rate Central Fund	1,270,994
Fidelity Health Care Central Fund	4,590,327
Fidelity High Income Central Fund 1	3,718,786
Fidelity Industrials Central Fund	5,434,875
Fidelity Inflation-Protected Bond Index Central Fund	1,688,635
Fidelity Information Technology Central Fund	27,092,538
Fidelity International Credit Central Fund	86,398
Fidelity International Equity Central Fund	16,419,017
Fidelity Investment Grade Bond Central Fund	19,326,431
Fidelity Materials Central Fund	1,919,994
Fidelity Money Market Central Fund	238,789
Fidelity Real Estate Equity Central Fund	657,378
Fidelity Telecom Services Central Fund	2,035,929
Fidelity Utilities Central Fund	2,287,529
Total	$120,546,734

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$39,273,627	$7,906,519	$50,366,428	$2,285,817	$(3,280,893)	$6,208,063	3.6%
Fidelity Consumer Discretionary Central Fund	73,580,418	29,889,416	5,575,145	(19,133)	23,639,426	146,591,048	6.1%
Fidelity Consumer Staples Central Fund	51,770,881	20,958,934	3,154,581	(148,707)	(6,529,864)	77,436,400	5.9%
Fidelity Emerging Markets Debt Central Fund	9,926,013	2,627,014	602,126	(12,102)	(1,095,568)	14,038,818	10.6%
Fidelity Emerging Markets Equity Central Fund	64,651,508	21,974,493	11,661,752	10,949	(10,116,683)	86,313,715	13.0%
Fidelity Energy Central Fund	40,429,915	15,827,070	2,873,582	(50,196)	7,599,094	74,167,253	6.0%
Fidelity Financials Central Fund	144,318,936	55,797,332	10,778,650	(184,550)	(1,706,129)	232,217,880	6.4%
Fidelity Floating Rate Central Fund	18,979,055	4,908,805	1,203,980	(1,490)	31,301	28,561,552	1.2%
Fidelity Health Care Central Fund	103,297,465	39,414,344	7,102,317	(40,996)	33,088,553	200,381,288	6.0%
Fidelity High Income Central Fund 1	38,591,543	10,311,579	10,571,969	(201,527)	(2,338,946)	45,397,134	11.0%
Fidelity Industrials Central Fund	74,371,046	29,219,281	5,513,982	(61,850)	8,934,173	131,422,312	6.1%
Fidelity Inflation-Protected Bond Index Central Fund	70,641,718	33,273,914	22,069,911	7,994	(1,159,166)	105,329,508	9.4%
Fidelity Information Technology Central Fund	179,035,884	88,916,687	14,320,789	(90,841)	33,548,012	346,993,488	6.0%
Fidelity International Credit Central Fund	--	17,940,926	294,841	(156)	76,029	17,721,958	10.1%
Fidelity International Equity Central Fund	270,773,437	64,869,307	76,994,117	(176,852)	(10,885,062)	317,382,540	12.0%
Fidelity Investment Grade Bond Central Fund	529,924,557	182,892,251	83,534,631	(1,190,672)	(19,837,582)	770,665,936	9.4%
Fidelity Materials Central Fund	24,104,062	8,887,215	2,687,325	2,132	(2,884,464)	34,661,738	6.2%
Fidelity Real Estate Equity Central Fund	9,323,063	2,301,533	1,163,521	(58,508)	(6,055)	13,057,670	10.3%
Fidelity Telecom Services Central Fund	16,978,997	6,451,090	2,224,148	(111,009)	(259,715)	25,236,956	6.2%
Fidelity Utilities Central Fund	23,659,850	9,021,379	2,178,670	(7,369)	1,644,325	39,143,517	6.3%
Total	$1,783,631,975	$653,389,089	$314,872,465	$(49,066)	$48,460,786	$2,712,928,774

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Stock Selector All Cap Fund	$-	$-	$23,473,658	$-	$1,029,488	$-	$-

 (a) Includes the value of shares redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,731,213,868	$1,731,213,868	$--	$--
Fixed-Income Central Funds	981,714,906	981,714,906	--	--
Money Market Central Funds	56,160,201	56,160,201	--	--
Other Short-Term Investments	4,580,015	--	4,580,015	--
Investment Companies	241,359,879	241,359,879	--	--
Total Investments in Securities:	$3,015,028,869	$3,010,448,854	$4,580,015	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,690,967)	$(1,690,967)	$--	$--
Total Liabilities	$(1,690,967)	$(1,690,967)	$--	$--
Total Derivative Instruments:	$(1,690,967)	$(1,690,967)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,690,967)
Total Equity Risk	0	(1,690,967)
Total Value of Derivatives	$0	$(1,690,967)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.7%
United Kingdom	3.1%
Japan	2.4%
Netherlands	1.4%
Canada	1.4%
France	1.3%
Cayman Islands	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	8.7%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $234,695,615)	$245,939,894
Fidelity Central Funds (cost $2,290,946,489)	2,769,088,975
Total Investment in Securities (cost $2,525,642,104)		$3,015,028,869
Cash		67,339
Receivable for investments sold		2,797,516
Receivable for fund shares sold		3,061,703
Dividends receivable		525,900
Distributions receivable from Fidelity Central Funds		94,954
Receivable for daily variation margin on futures contracts		849,600
Prepaid expenses		6,398
Other receivables		153,599
Total assets		3,022,585,878
Liabilities
Payable for investments purchased	$19,506
Payable for fund shares redeemed	4,640,398
Accrued management fee	1,348,008
Distribution and service plan fees payable	122,644
Other affiliated payables	405,862
Other payables and accrued expenses	132,581
Total liabilities		6,668,999
Net Assets		$3,015,916,879
Net Assets consist of:
Paid in capital		$2,583,739,883
Undistributed net investment income		24,257,631
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(79,769,648)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		487,689,013
Net Assets		$3,015,916,879
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($130,729,170 ÷ 10,120,457 shares)		$12.92
Maximum offering price per share (100/94.25 of $12.92)		$13.71
Class M:
Net Asset Value and redemption price per share ($55,342,835 ÷ 4,310,126 shares)		$12.84
Maximum offering price per share (100/96.50 of $12.84)		$13.31
Class C:
Net Asset Value and offering price per share ($86,887,314 ÷ 6,858,985 shares)(a)		$12.67
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($2,679,353,359 ÷ 206,372,294 shares)		$12.98
Class I:
Net Asset Value, offering price and redemption price per share ($63,604,201 ÷ 4,896,240 shares)		$12.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$3,693,540
Interest		38,687
Income from Fidelity Central Funds		49,682,439
Total income		53,414,666
Expenses
Management fee	$13,522,750
Transfer agent fees	3,000,076
Distribution and service plan fees	1,003,420
Accounting fees and expenses	953,258
Custodian fees and expenses	3,739
Independent trustees' fees and expenses	10,535
Registration fees	230,349
Audit	49,076
Legal	10,615
Interest	1,510
Miscellaneous	15,394
Total expenses before reductions	18,800,722
Expense reductions	(217,816)
Total expenses after reductions		18,582,906
Net investment income (loss)		34,831,760
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,993,277
Fidelity Central Funds	(32,196)
Other affiliated issuers	1,029,488
Foreign currency transactions	2,120
Futures contracts	4,183,678
Capital gain distributions from Fidelity Central Funds	70,864,295
Total net realized gain (loss)		87,040,662
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,593,313)
Fidelity Central Funds	49,762,795
Assets and liabilities in foreign currencies	(6,785)
Futures contracts	(1,690,967)
Total change in net unrealized appreciation (depreciation)		46,471,730
Net gain (loss)		133,512,392
Net increase (decrease) in net assets resulting from operations		$168,344,152

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,831,760	$22,211,037
Net realized gain (loss)	87,040,662	33,125,310
Change in net unrealized appreciation (depreciation)	46,471,730	151,426,241
Net increase (decrease) in net assets resulting from operations	168,344,152	206,762,588
Distributions to shareholders from net investment income	(23,754,776)	(21,450,594)
Distributions to shareholders from net realized gain	(36,844,601)	(3,176,374)
Total distributions	(60,599,377)	(24,626,968)
Share transactions - net increase (decrease)	943,430,967	227,624,955
Total increase (decrease) in net assets	1,051,175,742	409,760,575
Net Assets
Beginning of period	1,964,741,137	1,554,980,562
End of period	$3,015,916,879	$1,964,741,137
Other Information
Undistributed net investment income end of period	$24,257,631	$15,728,572

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 60% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$11.24	$10.60	$11.53	$11.17
Income from Investment Operations
Net investment income (loss)A	.14	.11	.14	.14	.12
Net realized and unrealized gain (loss)	.69	1.21	.90	(.39)	.83
Total from investment operations	.83	1.32	1.04	(.25)	.95
Distributions from net investment income	(.11)	(.12)	(.15)	(.12)	(.09)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.33)	(.14)	(.40)	(.68)	(.59)
Net asset value, end of period	$12.92	$12.42	$11.24	$10.60	$11.53
Total ReturnB,C	6.80%	11.86%	10.10%	(2.36)%	8.87%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.02%	1.03%	1.03%	1.04%	1.03%
Expenses net of fee waivers, if any	1.01%	1.03%	1.03%	1.03%	1.03%
Expenses net of all reductions	1.01%	1.02%	1.03%	1.03%	1.03%
Net investment income (loss)	1.12%	.98%	1.30%	1.20%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$130,729	$59,049	$59,027	$53,879	$53,382
Portfolio turnover rateF	18%G	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$11.17	$10.55	$11.48	$11.12
Income from Investment Operations
Net investment income (loss)A	.11	.09	.11	.11	.09
Net realized and unrealized gain (loss)	.70	1.19	.88	(.39)	.84
Total from investment operations	.81	1.28	.99	(.28)	.93
Distributions from net investment income	(.08)	(.09)	(.13)	(.09)	(.07)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.31)B	(.11)	(.37)C	(.65)	(.57)
Net asset value, end of period	$12.84	$12.34	$11.17	$10.55	$11.48
Total ReturnD,E	6.60%	11.58%	9.68%	(2.63)%	8.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.28%	1.28%	1.29%	1.29%	1.30%
Expenses net of fee waivers, if any	1.26%	1.28%	1.29%	1.29%	1.30%
Expenses net of all reductions	1.26%	1.27%	1.28%	1.28%	1.30%
Net investment income (loss)	.87%	.73%	1.04%	.94%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$55,343	$20,860	$16,763	$16,210	$14,759
Portfolio turnover rateH	18%I	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.223 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.18	$11.04	$10.42	$11.35	$11.04
Income from Investment Operations
Net investment income (loss)A	.05	.03	.06	.05	.04
Net realized and unrealized gain (loss)	.69	1.17	.88	(.38)	.81
Total from investment operations	.74	1.20	.94	(.33)	.85
Distributions from net investment income	(.02)	(.04)	(.08)	(.04)	(.04)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.25)B	(.06)	(.32)C	(.60)	(.54)
Net asset value, end of period	$12.67	$12.18	$11.04	$10.42	$11.35
Total ReturnD,E	6.09%	10.94%	9.27%	(3.08)%	7.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%	1.78%	1.78%	1.80%	1.80%
Expenses net of fee waivers, if any	1.76%	1.78%	1.78%	1.79%	1.80%
Expenses net of all reductions	1.76%	1.78%	1.78%	1.79%	1.80%
Net investment income (loss)	.37%	.23%	.54%	.44%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$86,887	$37,384	$34,037	$30,147	$25,867
Portfolio turnover rateH	18%I	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.223 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$11.29	$10.66	$11.59	$11.22
Income from Investment Operations
Net investment income (loss)A	.18	.15	.17	.17	.16
Net realized and unrealized gain (loss)	.70	1.21	.90	(.39)	.84
Total from investment operations	.88	1.36	1.07	(.22)	1.00
Distributions from net investment income	(.15)	(.15)	(.19)	(.16)	(.13)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.37)	(.18)B	(.44)	(.71)C	(.63)
Net asset value, end of period	$12.98	$12.47	$11.29	$10.66	$11.59
Total ReturnD	7.17%	12.19%	10.31%	(2.03)%	9.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%	.71%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.70%	.71%	.71%	.72%	.72%
Expenses net of all reductions	.70%	.71%	.71%	.71%	.72%
Net investment income (loss)	1.44%	1.30%	1.61%	1.51%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,679,353	$1,821,025	$1,426,502	$1,275,181	$1,187,056
Portfolio turnover rateG	18%H	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.022 per share.

 C Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.48	$11.30	$10.66	$11.59	$11.22
Income from Investment Operations
Net investment income (loss)A	.18	.15	.17	.17	.15
Net realized and unrealized gain (loss)	.70	1.20	.90	(.39)	.83
Total from investment operations	.88	1.35	1.07	(.22)	.98
Distributions from net investment income	(.14)	(.15)	(.18)	(.15)	(.11)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.37)B	(.17)	(.43)	(.71)	(.61)
Net asset value, end of period	$12.99	$12.48	$11.30	$10.66	$11.59
Total ReturnC	7.12%	12.16%	10.37%	(2.08)%	9.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.74%	.74%	.74%	.76%	.78%
Expenses net of all reductions	.74%	.74%	.74%	.75%	.78%
Net investment income (loss)	1.39%	1.26%	1.58%	1.47%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$63,604	$26,423	$18,651	$15,574	$14,122
Portfolio turnover rateF	18%G	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.223 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	1.9
Amazon.com, Inc.	1.3
Apple, Inc.	0.9
NVIDIA Corp.	0.8
UnitedHealth Group, Inc.	0.8
Activision Blizzard, Inc.	0.6
Becton, Dickinson & Co.	0.6
Boston Scientific Corp.	0.5
Salesforce.com, Inc.	0.5
Citigroup, Inc.	0.5
8.4

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Information Technology	13.9
Financials	13.6
Health Care	9.6
Consumer Discretionary	9.0
Industrials	7.5

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	13.2%
AAA,AA,A	1.3%
BBB	4.0%
BB and Below	3.3%
Not Rated	0.2%
Equities*	73.9%
Short-Term Investments and Net Other Assets	4.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures*	73.7%
Bond Class	22.3%
Short-Term Class	4.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.9% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 67.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,120,153	$11,109,600
Fidelity Consumer Discretionary Central Fund (a)	872,346	305,835,749
Fidelity Consumer Staples Central Fund (a)	788,124	161,273,817
Fidelity Emerging Markets Equity Central Fund (a)	774,790	170,926,385
Fidelity Energy Central Fund (a)	1,149,987	157,433,278
Fidelity Financials Central Fund (a)	4,629,543	487,907,530
Fidelity Health Care Central Fund (a)	879,491	425,031,712
Fidelity Industrials Central Fund (a)	882,257	273,287,926
Fidelity Information Technology Central Fund (a)	1,455,943	727,665,877
Fidelity International Equity Central Fund (a)	8,222,983	695,253,200
Fidelity Materials Central Fund (a)	302,902	72,029,991
Fidelity Real Estate Equity Central Fund (a)	208,005	22,824,385
Fidelity Telecom Services Central Fund (a)	281,716	53,100,575
Fidelity Utilities Central Fund (a)	433,280	82,470,426
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,151,290,158)		3,646,150,451

Fixed-Income Central Funds - 22.8%
High Yield Fixed-Income Funds - 2.8%
Fidelity Emerging Markets Debt Central Fund (a)	2,561,262	24,101,472
Fidelity Floating Rate Central Fund (a)	485,460	50,152,839
Fidelity High Income Central Fund 1 (a)	863,154	81,395,390

TOTAL HIGH YIELD FIXED-INCOME FUNDS		155,649,701

Investment Grade Fixed-Income Funds - 20.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,815,402	181,866,950
Fidelity International Credit Central Fund (a)	325,519	31,939,898
Fidelity Investment Grade Bond Central Fund (a)	8,294,511	872,914,296

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,086,721,144

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,229,217,148)		1,242,370,845

Money Market Central Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (b)	99,698,138	99,718,078
Fidelity Money Market Central Fund, 2.34% (b)	4,053,519	4,053,925
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $103,771,618)		103,772,003
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.96% to 2.14% 10/18/18 to 12/20/18 (c)
(Cost $8,800,966)	8,820,000	8,800,389
	Shares	Value

Investment Companies - 8.1%
iShares 20+ Year Treasury Bond ETF	710,794	$83,354,812
iShares Core MSCI Emerging Markets ETF	1,926,993	99,779,698
iShares MSCI Japan ETF	1,239,742	74,669,661
iShares S&P 500 Index ETF	625,153	183,001,038
TOTAL INVESTMENT COMPANIES
(Cost $414,961,054)		440,805,209
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,908,040,944)		5,441,898,897
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,508,802
NET ASSETS - 100%		$5,443,407,699

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,846	Dec. 2018	$182,338,650	$(3,251,591)	$(3,251,591)

The notional amount of futures sold as a percentage of Net Assets is 3.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,800,389.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,019,153
Fidelity Commodity Strategy Central Fund	2,799,411
Fidelity Consumer Discretionary Central Fund	15,475,637
Fidelity Consumer Staples Central Fund	17,672,007
Fidelity Emerging Markets Debt Central Fund	1,702,566
Fidelity Emerging Markets Equity Central Fund	12,957,817
Fidelity Energy Central Fund	3,993,733
Fidelity Financials Central Fund	35,302,176
Fidelity Floating Rate Central Fund	2,650,228
Fidelity Health Care Central Fund	13,069,531
Fidelity High Income Central Fund 1	8,451,910
Fidelity Industrials Central Fund	15,297,986
Fidelity Inflation-Protected Bond Index Central Fund	4,040,272
Fidelity Information Technology Central Fund	78,370,020
Fidelity International Credit Central Fund	158,852
Fidelity International Equity Central Fund	43,195,999
Fidelity Investment Grade Bond Central Fund	25,562,568
Fidelity Materials Central Fund	5,407,337
Fidelity Money Market Central Fund	462,416
Fidelity Real Estate Equity Central Fund	1,473,873
Fidelity Securities Lending Cash Central Fund	27,587
Fidelity Telecom Services Central Fund	5,663,949
Fidelity Utilities Central Fund	6,372,566
Total	$301,127,594

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$99,518,711	$10,320,581	$98,578,676	$4,803,952	$(4,954,968)	$11,109,600	6.4%
Fidelity Consumer Discretionary Central Fund	222,179,462	47,150,524	20,520,051	308,095	56,717,719	305,835,749	12.7%
Fidelity Consumer Staples Central Fund	156,472,126	37,319,128	12,230,542	(353,035)	(19,933,860)	161,273,817	12.4%
Fidelity Emerging Markets Debt Central Fund	24,862,036	3,429,136	1,925,822	(34,329)	(2,229,549)	24,101,472	18.3%
Fidelity Emerging Markets Equity Central Fund	183,317,554	35,181,395	27,811,270	43,793	(19,805,087)	170,926,385	25.7%
Fidelity Energy Central Fund	122,409,387	24,960,573	10,811,548	44,653	20,830,213	157,433,278	12.7%
Fidelity Financials Central Fund	435,947,851	95,083,026	39,100,168	(138,232)	(3,884,947)	487,907,530	13.4%
Fidelity Floating Rate Central Fund	47,824,846	6,104,193	3,851,634	(15,387)	90,821	50,152,839	2.2%
Fidelity Health Care Central Fund	312,293,194	64,999,019	26,522,000	427,469	73,834,030	425,031,712	12.7%
Fidelity High Income Central Fund 1	98,253,829	20,830,795	31,379,904	(681,408)	(5,627,922)	81,395,390	19.7%
Fidelity Industrials Central Fund	225,325,355	49,921,039	20,777,896	54,685	18,764,743	273,287,926	12.7%
Fidelity Inflation-Protected Bond Index Central Fund	179,198,716	64,437,137	58,714,449	112,068	(3,166,522)	181,866,950	16.2%
Fidelity Information Technology Central Fund	544,716,177	170,117,784	57,548,033	5,116,583	65,263,366	727,665,877	12.6%
Fidelity International Credit Central Fund	--	32,453,469	652,255	869	137,815	31,939,898	18.3%
Fidelity International Equity Central Fund	789,557,313	97,757,082	168,915,384	9,211,278	(32,357,089)	695,253,200	26.3%
Fidelity Investment Grade Bond Central Fund	859,263,235	208,217,537	164,492,719	(2,284,629)	(27,789,128)	872,914,296	10.7%
Fidelity Materials Central Fund	72,833,814	15,125,176	9,135,963	894,884	(7,687,920)	72,029,991	12.9%
Fidelity Real Estate Equity Central Fund	23,257,590	3,091,822	2,817,072	(94,257)	(613,698)	22,824,385	18.0%
Fidelity Telecom Services Central Fund	51,481,307	11,746,832	7,779,557	492,600	(2,840,607)	53,100,575	13.0%
Fidelity Utilities Central Fund	71,429,106	15,605,186	7,495,658	289,757	2,642,035	82,470,426	13.2%
Total	$4,520,141,609	$1,013,851,434	$771,060,601	$18,199,409	$107,389,445	$4,888,521,296

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,646,150,451	$3,646,150,451	$--	$--
Fixed-Income Central Funds	1,242,370,845	1,242,370,845	--	--
Money Market Central Funds	103,772,003	103,772,003	--	--
Other Short-Term Investments	8,800,389	--	8,800,389	--
Investment Companies	440,805,209	440,805,209	--	--
Total Investments in Securities:	$5,441,898,897	$5,433,098,508	$8,800,389	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,251,591)	$(3,251,591)	$--	$--
Total Liabilities	$(3,251,591)	$(3,251,591)	$--	$--
Total Derivative Instruments:	$(3,251,591)	$(3,251,591)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(3,251,591)
Total Equity Risk	0	(3,251,591)
Total Value of Derivatives	$0	$(3,251,591)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.1%
United Kingdom	3.4%
Japan	3.0%
France	1.5%
Canada	1.5%
Netherlands	1.3%
Germany	1.2%
Cayman Islands	1.1%
Switzerland	1.1%
Others (Individually Less Than 1%)	8.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $423,762,020)	$449,605,598
Fidelity Central Funds (cost $3,484,278,924)	4,992,293,299
Total Investment in Securities (cost $3,908,040,944)		$5,441,898,897
Receivable for investments sold		2,432,835
Receivable for fund shares sold		2,222,215
Dividends receivable		798,002
Distributions receivable from Fidelity Central Funds		170,813
Receivable for daily variation margin on futures contracts		1,635,220
Prepaid expenses		11,738
Other receivables		61,581
Total assets		5,449,231,301
Liabilities
Payable for investments purchased	$27,290
Payable for fund shares redeemed	2,491,044
Accrued management fee	2,438,445
Transfer agent fee payable	556,315
Distribution and service plan fees payable	110,380
Other affiliated payables	115,347
Other payables and accrued expenses	84,781
Total liabilities		5,823,602
Net Assets		$5,443,407,699
Net Assets consist of:
Paid in capital		$4,165,324,847
Undistributed net investment income		43,827,955
Accumulated undistributed net realized gain (loss) on investments		(296,351,465)
Net unrealized appreciation (depreciation) on investments		1,530,606,362
Net Assets		$5,443,407,699
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($155,622,483 ÷ 6,688,670 shares)		$23.27
Maximum offering price per share (100/94.25 of $23.27)		$24.69
Class M:
Net Asset Value and redemption price per share ($61,587,250 ÷ 2,650,204 shares)		$23.24
Maximum offering price per share (100/96.50 of $23.24)		$24.08
Class C:
Net Asset Value and offering price per share ($63,397,729 ÷ 2,748,781 shares)(a)		$23.06
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($5,088,118,416 ÷ 218,059,139 shares)		$23.33
Class I:
Net Asset Value, offering price and redemption price per share ($74,681,821 ÷ 3,200,548 shares)		$23.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$8,671,987
Interest		78,401
Income from Fidelity Central Funds		97,265,111
Total income		106,015,499
Expenses
Management fee	$28,790,545
Transfer agent fees	6,551,421
Distribution and service plan fees	1,296,947
Accounting and security lending fees	1,382,106
Custodian fees and expenses	4,362
Independent trustees' fees and expenses	22,688
Registration fees	142,376
Audit	38,960
Legal	11,664
Interest	3,047
Miscellaneous	36,200
Total expenses before reductions	38,280,316
Expense reductions	(98,706)
Total expenses after reductions		38,181,610
Net investment income (loss)		67,833,889
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,603,736
Fidelity Central Funds	18,246,420
Futures contracts	8,360,485
Capital gain distributions from Fidelity Central Funds	203,862,483
Total net realized gain (loss)		262,073,124
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,222,903)
Fidelity Central Funds	107,368,237
Futures contracts	(3,251,591)
Total change in net unrealized appreciation (depreciation)		102,893,743
Net gain (loss)		364,966,867
Net increase (decrease) in net assets resulting from operations		$432,800,756

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,833,889	$54,125,891
Net realized gain (loss)	262,073,124	142,385,780
Change in net unrealized appreciation (depreciation)	102,893,743	422,604,357
Net increase (decrease) in net assets resulting from operations	432,800,756	619,116,028
Distributions to shareholders from net investment income	(57,952,371)	(54,427,264)
Distributions to shareholders from net realized gain	(140,405,094)	(8,449,917)
Total distributions	(198,357,465)	(62,877,181)
Share transactions - net increase (decrease)	196,852,504	165,309,125
Total increase (decrease) in net assets	431,295,795	721,547,972
Net Assets
Beginning of period	5,012,111,904	4,290,563,932
End of period	$5,443,407,699	$5,012,111,904
Other Information
Undistributed net investment income end of period	$43,827,955	$38,267,602

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 70% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.26	$19.78	$18.84	$21.24	$19.60
Income from Investment Operations
Net investment income (loss)A	.23	.19	.22	.22	.21
Net realized and unrealized gain (loss)	1.59	2.53	1.70	(.80)	1.67
Total from investment operations	1.82	2.72	1.92	(.58)	1.88
Distributions from net investment income	(.19)	(.20)	(.25)	(.22)	(.16)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(.81)	(.24)	(.98)	(1.82)	(.24)B
Net asset value, end of period	$23.27	$22.26	$19.78	$18.84	$21.24
Total ReturnC,D	8.31%	13.89%	10.57%	(2.96)%	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.02%	1.02%	1.03%	1.03%
Expenses net of fee waivers, if any	1.00%	1.01%	1.02%	1.03%	1.03%
Expenses net of all reductions	1.00%	1.01%	1.02%	1.02%	1.03%
Net investment income (loss)	.99%	.90%	1.17%	1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$155,622	$146,562	$146,585	$134,849	$143,310
Portfolio turnover rateG	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.25	$19.77	$18.82	$21.22	$19.58
Income from Investment Operations
Net investment income (loss)A	.17	.13	.17	.17	.15
Net realized and unrealized gain (loss)	1.58	2.54	1.70	(.80)	1.67
Total from investment operations	1.75	2.67	1.87	(.63)	1.82
Distributions from net investment income	(.14)	(.15)	(.20)	(.16)	(.11)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(.76)	(.19)	(.92)B	(1.77)C	(.18)
Net asset value, end of period	$23.24	$22.25	$19.77	$18.82	$21.22
Total ReturnD,E	7.99%	13.63%	10.31%	(3.25)%	9.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%	1.27%	1.28%	1.29%	1.29%
Expenses net of fee waivers, if any	1.25%	1.27%	1.28%	1.28%	1.29%
Expenses net of all reductions	1.25%	1.27%	1.28%	1.28%	1.29%
Net investment income (loss)	.74%	.64%	.91%	.81%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$61,587	$53,245	$48,149	$46,685	$49,337
Portfolio turnover rateH	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.08	$19.63	$18.69	$21.08	$19.48
Income from Investment Operations
Net investment income (loss)A	.05	.03	.08	.06	.05
Net realized and unrealized gain (loss)	1.57	2.51	1.69	(.78)	1.66
Total from investment operations	1.62	2.54	1.77	(.72)	1.71
Distributions from net investment income	(.03)	(.05)	(.10)	(.07)	(.04)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(.64)B	(.09)	(.83)	(1.67)	(.11)
Net asset value, end of period	$23.06	$22.08	$19.63	$18.69	$21.08
Total ReturnC,D	7.46%	13.00%	9.78%	(3.69)%	8.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.75%	1.77%	1.78%	1.79%	1.79%
Expenses net of fee waivers, if any	1.75%	1.77%	1.78%	1.78%	1.79%
Expenses net of all reductions	1.75%	1.77%	1.78%	1.78%	1.78%
Net investment income (loss)	.24%	.14%	.41%	.32%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$63,398	$59,046	$56,605	$52,860	$55,104
Portfolio turnover rateG	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.64 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.615 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$19.84	$18.89	$21.30	$19.66
Income from Investment Operations
Net investment income (loss)A	.30	.25	.28	.28	.27
Net realized and unrealized gain (loss)	1.58	2.54	1.71	(.80)	1.67
Total from investment operations	1.88	2.79	1.99	(.52)	1.94
Distributions from net investment income	(.26)	(.26)	(.31)	(.28)	(.23)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(.88)	(.30)	(1.04)	(1.89)B	(.30)
Net asset value, end of period	$23.33	$22.33	$19.84	$18.89	$21.30
Total ReturnC	8.57%	14.25%	10.97%	(2.69)%	9.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.69%	.71%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.69%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.69%	.70%	.71%	.71%	.72%
Net investment income (loss)	1.30%	1.20%	1.48%	1.38%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$5,088,118	$4,673,798	$3,996,905	$3,745,336	$3,729,256
Portfolio turnover rateF	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$19.85	$18.90	$21.31	$19.66
Income from Investment Operations
Net investment income (loss)A	.29	.24	.28	.27	.26
Net realized and unrealized gain (loss)	1.58	2.54	1.70	(.80)	1.68
Total from investment operations	1.87	2.78	1.98	(.53)	1.94
Distributions from net investment income	(.25)	(.26)	(.30)	(.27)	(.22)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(.87)	(.30)	(1.03)	(1.88)B	(.29)
Net asset value, end of period	$23.33	$22.33	$19.85	$18.90	$21.31
Total ReturnC	8.53%	14.22%	10.92%	(2.73)%	9.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%	.74%	.74%	.76%	.77%
Expenses net of fee waivers, if any	.72%	.74%	.74%	.76%	.77%
Expenses net of all reductions	.72%	.73%	.74%	.75%	.77%
Net investment income (loss)	1.27%	1.17%	1.45%	1.34%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$74,682	$79,461	$42,321	$42,581	$40,561
Portfolio turnover rateF	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	2.3
Amazon.com, Inc.	1.6
Apple, Inc.	1.1
NVIDIA Corp.	1.0
UnitedHealth Group, Inc.	0.9
Activision Blizzard, Inc.	0.7
Becton, Dickinson & Co.	0.7
Boston Scientific Corp.	0.7
Salesforce.com, Inc.	0.6
Citigroup, Inc.	0.6
10.2

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Information Technology	16.5
Financials	14.6
Health Care	10.9
Consumer Discretionary	10.0
Industrials	8.2

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	7.5%
AAA,AA,A	0.8%
BBB	1.9%
BB and Below	1.2%
Not Rated	0.2%
Equities*	84.6%
Short-Term Investments and Net Other Assets	3.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures*	85.9%
Bond Class	11.6%
Short-Term Class	2.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 77.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,002,735	$5,254,334
Fidelity Consumer Discretionary Central Fund (a)	511,344	179,272,265
Fidelity Consumer Staples Central Fund (a)	460,094	94,149,069
Fidelity Emerging Markets Equity Central Fund (a)	456,980	100,814,435
Fidelity Energy Central Fund (a)	669,030	91,590,211
Fidelity Financials Central Fund (a)	2,700,231	284,577,379
Fidelity Health Care Central Fund (a)	511,172	247,033,881
Fidelity Industrials Central Fund (a)	515,422	159,657,163
Fidelity Information Technology Central Fund (a)	844,551	422,098,333
Fidelity International Equity Central Fund (a)	3,856,011	326,025,765
Fidelity Materials Central Fund (a)	177,362	42,176,748
Fidelity Real Estate Equity Central Fund (a)	102,155	11,209,439
Fidelity Telecom Services Central Fund (a)	165,771	31,246,126
Fidelity Utilities Central Fund (a)	253,014	48,158,744
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,326,439,535)		2,043,263,892

Fixed-Income Central Funds - 11.9%
High Yield Fixed-Income Funds - 1.0%
Fidelity Emerging Markets Debt Central Fund (a)	3,519	33,110
Fidelity Floating Rate Central Fund (a)	254,695	26,312,498

TOTAL HIGH YIELD FIXED-INCOME FUNDS		26,345,608

Investment Grade Fixed-Income Funds - 10.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	754,738	75,609,661
Fidelity International Credit Central Fund (a)	156,052	15,311,785
Fidelity Investment Grade Bond Central Fund (a)	1,850,655	194,762,946

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		285,684,392

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $314,527,664)		312,030,000

Money Market Central Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $50,478,073)	50,467,979	50,478,073
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.96% to 2.04% 10/25/18 to 11/23/18 (c)
(Cost $2,564,477)	2,570,000	2,564,234
	Shares	Value

Investment Companies - 8.4%
iShares 20+ Year Treasury Bond ETF	313,395	$36,751,832
iShares Core MSCI Emerging Markets ETF	1,042,689	53,990,436
iShares MSCI Japan ETF	602,525	36,290,081
iShares S&P 500 Index ETF	320,589	93,846,018
TOTAL INVESTMENT COMPANIES
(Cost $207,886,789)		220,878,367
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,901,896,538)		2,629,214,566
NET OTHER ASSETS (LIABILITIES) - 0.0%		31,606
NET ASSETS - 100%		$2,629,246,172

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	210	Dec. 2018	$30,649,500	$90,744	$90,744
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	150	Dec. 2018	14,816,250	(264,248)	(264,248)
TOTAL FUTURES CONTRACTS					$(173,504)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,042,957.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$450,448
Fidelity Commodity Strategy Central Fund	1,287,364
Fidelity Consumer Discretionary Central Fund	8,051,846
Fidelity Consumer Staples Central Fund	9,308,031
Fidelity Emerging Markets Debt Central Fund	2,302
Fidelity Emerging Markets Equity Central Fund	6,555,468
Fidelity Energy Central Fund	2,141,964
Fidelity Financials Central Fund	18,419,785
Fidelity Floating Rate Central Fund	1,260,090
Fidelity Health Care Central Fund	6,827,262
Fidelity High Income Central Fund 1	917,092
Fidelity Industrials Central Fund	7,994,985
Fidelity Inflation-Protected Bond Index Central Fund	325,161
Fidelity Information Technology Central Fund	40,448,028
Fidelity International Credit Central Fund	74,320
Fidelity International Equity Central Fund	21,560,399
Fidelity Investment Grade Bond Central Fund	5,076,185
Fidelity Materials Central Fund	2,833,225
Fidelity Real Estate Equity Central Fund	635,018
Fidelity Securities Lending Cash Central Fund	707
Fidelity Telecom Services Central Fund	2,978,947
Fidelity Utilities Central Fund	3,342,346
Total	$140,490,973

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$40,160,339	$16,226,410	$50,373,585	$1,791,662	$(2,550,492)	$5,254,334	3.0%
Fidelity Consumer Discretionary Central Fund	111,046,259	43,155,623	6,097,160	(29,864)	31,197,407	179,272,265	7.4%
Fidelity Consumer Staples Central Fund	78,162,790	30,504,880	3,551,540	(154,733)	(10,812,328)	94,149,069	7.2%
Fidelity Emerging Markets Debt Central Fund	33,865	2,301	--	--	(3,056)	33,110	0.0%
Fidelity Emerging Markets Equity Central Fund	86,969,045	34,003,966	8,179,521	(119,686)	(11,859,369)	100,814,435	15.2%
Fidelity Energy Central Fund	60,960,803	22,775,263	3,206,573	5,990	11,054,728	91,590,211	7.4%
Fidelity Financials Central Fund	217,572,388	81,833,487	11,712,382	(217,744)	(2,898,370)	284,577,379	7.8%
Fidelity Floating Rate Central Fund	39,040,367	11,925,182	24,720,548	79,367	(11,870)	26,312,498	1.1%
Fidelity Health Care Central Fund	155,773,158	57,070,022	7,955,694	(20,658)	42,167,053	247,033,881	7.4%
Fidelity High Income Central Fund 1	15,947,127	3,213,109	18,252,461	192,359	(1,100,134)	--	0.0%
Fidelity Industrials Central Fund	112,101,336	43,204,045	5,817,646	(78,102)	10,247,530	159,657,163	7.4%
Fidelity Inflation-Protected Bond Index Central Fund	58,476,009	68,433,587	51,255,845	1,267,563	(1,311,653)	75,609,661	6.7%
Fidelity Information Technology Central Fund	273,784,795	129,396,732	20,909,072	491,753	39,334,125	422,098,333	7.3%
Fidelity International Credit Central Fund	--	15,475,590	228,999	(14)	65,208	15,311,785	8.8%
Fidelity International Equity Central Fund	373,604,561	102,189,644	136,918,381	2,194,628	(15,044,687)	326,025,765	12.3%
Fidelity Investment Grade Bond Central Fund	153,515,712	64,734,449	17,802,463	(29,045)	(5,655,707)	194,762,946	2.4%
Fidelity Materials Central Fund	36,333,544	13,066,654	3,192,042	16,684	(4,048,092)	42,176,748	7.6%
Fidelity Real Estate Equity Central Fund	9,408,516	2,667,385	639,501	(28,198)	(198,763)	11,209,439	8.8%
Fidelity Telecom Services Central Fund	25,740,254	9,542,653	3,013,402	(147,768)	(875,611)	31,246,126	7.7%
Fidelity Utilities Central Fund	35,721,801	13,171,162	2,616,234	3,152	1,878,863	48,158,744	7.7%
Total	$1,884,352,669	$762,592,144	$376,443,049	$5,217,346	$79,574,782	$2,355,293,892

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$2,043,263,892	$2,043,263,892	$--	$--
Fixed-Income Central Funds	312,030,000	312,030,000	--	--
Money Market Central Funds	50,478,073	50,478,073	--	--
Other Short-Term Investments	2,564,234	--	2,564,234	--
Investment Companies	220,878,367	220,878,367	--	--
Total Investments in Securities:	$2,629,214,566	$2,626,650,332	$2,564,234	$--
Derivative Instruments:
Assets
Futures Contracts	$90,744	$90,744	$--	$--
Total Assets	$90,744	$90,744	$--	$--
Liabilities
Futures Contracts	$(264,248)	$(264,248)	$--	$--
Total Liabilities	$(264,248)	$(264,248)	$--	$--
Total Derivative Instruments:	$(173,504)	$(173,504)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$90,744	$(264,248)
Total Equity Risk	90,744	(264,248)
Total Value of Derivatives	$90,744	$(264,248)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.2%
United Kingdom	3.4%
Japan	3.0%
France	1.5%
Cayman Islands	1.4%
Canada	1.4%
Netherlands	1.4%
Germany	1.3%
Switzerland	1.0%
Others (Individually Less Than 1%)	8.4%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $210,451,266)	$223,442,601
Fidelity Central Funds (cost $1,691,445,272)	2,405,771,965
Total Investment in Securities (cost $1,901,896,538)		$2,629,214,566
Receivable for investments sold		1,209,102
Receivable for fund shares sold		12,555,094
Dividends receivable		409,539
Distributions receivable from Fidelity Central Funds		83,101
Receivable for daily variation margin on futures contracts		123,300
Prepaid expenses		5,486
Other receivables		991
Total assets		2,643,601,179
Liabilities
Payable for investments purchased	$10,519,627
Payable for fund shares redeemed	2,161,701
Accrued management fee	1,167,105
Distribution and service plan fees payable	78,650
Other affiliated payables	354,794
Other payables and accrued expenses	73,130
Total liabilities		14,355,007
Net Assets		$2,629,246,172
Net Assets consist of:
Paid in capital		$2,000,732,451
Undistributed net investment income		16,436,696
Accumulated undistributed net realized gain (loss) on investments		(115,067,499)
Net unrealized appreciation (depreciation) on investments		727,144,524
Net Assets		$2,629,246,172
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($115,447,212 ÷ 5,669,921 shares)		$20.36
Maximum offering price per share (100/94.25 of $20.36)		$21.60
Class M:
Net Asset Value and redemption price per share ($31,370,846 ÷ 1,551,171 shares)		$20.22
Maximum offering price per share (100/96.50 of $20.22)		$20.95
Class C:
Net Asset Value and offering price per share ($50,587,783 ÷ 2,536,340 shares)(a)		$19.95
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($2,377,704,852 ÷ 115,620,777 shares)		$20.56
Class I:
Net Asset Value, offering price and redemption price per share ($54,135,479 ÷ 2,640,790 shares)		$20.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$4,155,388
Interest		30,717
Income from Fidelity Central Funds		39,434,920
Total income		43,621,025
Expenses
Management fee	$12,972,087
Transfer agent fees	3,260,664
Distribution and service plan fees	876,569
Accounting and security lending fees	717,494
Custodian fees and expenses	2,638
Independent trustees' fees and expenses	10,080
Registration fees	184,627
Audit	38,960
Legal	4,915
Miscellaneous	15,304
Total expenses before reductions	18,083,338
Expense reductions	(48,314)
Total expenses after reductions		18,035,024
Net investment income (loss)		25,586,001
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,706,710
Fidelity Central Funds	5,217,396
Futures contracts	4,365,862
Capital gain distributions from Fidelity Central Funds	101,056,053
Total net realized gain (loss)		124,346,021
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	41,160
Fidelity Central Funds	79,574,782
Futures contracts	(173,504)
Total change in net unrealized appreciation (depreciation)		79,442,438
Net gain (loss)		203,788,459
Net increase (decrease) in net assets resulting from operations		$229,374,460

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,586,001	$18,177,784
Net realized gain (loss)	124,346,021	47,764,193
Change in net unrealized appreciation (depreciation)	79,442,438	224,502,899
Net increase (decrease) in net assets resulting from operations	229,374,460	290,444,876
Distributions to shareholders from net investment income	(20,443,842)	(16,457,489)
Distributions to shareholders from net realized gain	(50,072,977)	(4,681,267)
Total distributions	(70,516,819)	(21,138,756)
Share transactions - net increase (decrease)	437,635,381	132,023,041
Total increase (decrease) in net assets	596,493,022	401,329,161
Net Assets
Beginning of period	2,032,753,150	1,631,423,989
End of period	$2,629,246,172	$2,032,753,150
Other Information
Undistributed net investment income end of period	$16,436,696	$12,993,441

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 85% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.02	$16.45	$15.42	$17.64	$16.38
Income from Investment Operations
Net investment income (loss)A	.16	.13	.14	.14	.16
Net realized and unrealized gain (loss)	1.77	2.61	1.59	(.77)	1.64
Total from investment operations	1.93	2.74	1.73	(.63)	1.80
Distributions from net investment income	(.14)	(.13)	(.17)	(.17)	(.11)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.59)	(.17)B	(.70)	(1.59)C	(.54)D
Net asset value, end of period	$20.36	$19.02	$16.45	$15.42	$17.64
Total ReturnE,F	10.29%	16.83%	11.62%	(3.86)%	11.24%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.02%	1.04%	1.05%	1.05%	1.04%
Expenses net of fee waivers, if any	1.02%	1.04%	1.05%	1.05%	1.04%
Expenses net of all reductions	1.02%	1.03%	1.05%	1.04%	1.04%
Net investment income (loss)	.80%	.74%	.90%	.85%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$115,447	$92,868	$78,147	$66,006	$66,659
Portfolio turnover rateI	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.047 per share.

 C Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.91	$16.34	$15.32	$17.56	$16.32
Income from Investment Operations
Net investment income (loss)A	.10	.08	.10	.10	.11
Net realized and unrealized gain (loss)	1.75	2.61	1.58	(.78)	1.63
Total from investment operations	1.85	2.69	1.68	(.68)	1.74
Distributions from net investment income	(.09)	(.07)	(.13)	(.13)	(.08)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.54)	(.12)	(.66)	(1.56)	(.50)
Net asset value, end of period	$20.22	$18.91	$16.34	$15.32	$17.56
Total ReturnB,C	9.94%	16.54%	11.31%	(4.21)%	10.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.29%	1.31%	1.32%	1.33%	1.33%
Expenses net of fee waivers, if any	1.29%	1.31%	1.32%	1.33%	1.33%
Expenses net of all reductions	1.29%	1.31%	1.32%	1.32%	1.33%
Net investment income (loss)	.53%	.46%	.63%	.57%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$31,371	$24,207	$19,582	$18,991	$17,690
Portfolio turnover rateF	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.65	$16.14	$15.14	$17.37	$16.16
Income from Investment Operations
Net investment income (loss)A	.01	–B	.02	.02	.03
Net realized and unrealized gain (loss)	1.74	2.56	1.57	(.76)	1.61
Total from investment operations	1.75	2.56	1.59	(.74)	1.64
Distributions from net investment income	–B	(.01)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.45)	(.05)C	(.59)	(1.49)	(.43)
Net asset value, end of period	$19.95	$18.65	$16.14	$15.14	$17.37
Total ReturnD,E	9.51%	15.94%	10.80%	(4.62)%	10.37%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.77%	1.79%	1.80%	1.81%	1.81%
Expenses net of fee waivers, if any	1.77%	1.79%	1.80%	1.81%	1.81%
Expenses net of all reductions	1.77%	1.78%	1.80%	1.80%	1.81%
Net investment income (loss)	.05%	(.01)%	.15%	.10%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$50,588	$44,313	$38,916	$34,590	$30,717
Portfolio turnover rateH	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.047 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.20	$16.60	$15.56	$17.79	$16.52
Income from Investment Operations
Net investment income (loss)A	.22	.19	.19	.20	.21
Net realized and unrealized gain (loss)	1.78	2.63	1.60	(.78)	1.65
Total from investment operations	2.00	2.82	1.79	(.58)	1.86
Distributions from net investment income	(.19)	(.17)	(.22)	(.23)	(.17)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.64)	(.22)	(.75)	(1.65)B	(.59)
Net asset value, end of period	$20.56	$19.20	$16.60	$15.56	$17.79
Total ReturnC	10.62%	17.20%	11.92%	(3.54)%	11.54%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%	.73%	.74%	.75%	.74%
Expenses net of fee waivers, if any	.71%	.73%	.74%	.75%	.74%
Expenses net of all reductions	.71%	.73%	.74%	.74%	.74%
Net investment income (loss)	1.11%	1.05%	1.21%	1.16%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,377,705	$1,832,601	$1,454,033	$1,350,006	$1,433,196
Portfolio turnover rateF	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.15	$16.55	$15.51	$17.74	$16.48
Income from Investment Operations
Net investment income (loss)A	.21	.18	.19	.19	.21
Net realized and unrealized gain (loss)	1.78	2.63	1.60	(.76)	1.64
Total from investment operations	1.99	2.81	1.79	(.57)	1.85
Distributions from net investment income	(.19)	(.16)	(.21)	(.23)	(.16)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.64)	(.21)	(.75)B	(1.66)	(.59)C
Net asset value, end of period	$20.50	$19.15	$16.55	$15.51	$17.74
Total ReturnD	10.58%	17.16%	11.93%	(3.52)%	11.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.76%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.75%	.76%	.75%	.76%	.76%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.76%
Net investment income (loss)	1.07%	1.02%	1.20%	1.15%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$54,135	$38,765	$40,747	$38,697	$41,775
Portfolio turnover rateG	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2018

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.06%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.07%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2018, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% Fund and Fidelity Asset Manager 70% Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Asset Manager 50%	$259,503
Fidelity Asset Manager 70%	$56,869

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$4,755,199,750	$260,963,368	$(61,739,513)	$199,223,855
Fidelity Asset Manager 30%	1,489,136,291	103,613,760	(20,761,248)	82,852,512
Fidelity Asset Manager 40%	1,539,594,357	162,459,249	(20,049,394)	142,409,855
Fidelity Asset Manager 50%	8,143,401,859	1,342,771,085	(93,910,368)	1,248,860,717
Fidelity Asset Manager 60%	2,665,083,068	379,428,769	(29,482,968)	349,945,801
Fidelity Asset Manager 70%	4,385,280,884	1,091,527,894	(34,909,881)	1,056,618,013
Fidelity Asset Manager 85%	2,102,133,525	542,333,543	(15,252,502)	527,081,041

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$18,077,503	$59,446,460	$199,223,855
Fidelity Asset Manager 30%	3,271,179	17,958,053	82,852,512
Fidelity Asset Manager 40%	8,186,594	27,677,587	142,409,855
Fidelity Asset Manager 50%	49,920,946	209,520,286	1,248,860,717
Fidelity Asset Manager 60%	25,296,748	56,941,231	349,939,016
Fidelity Asset Manager 70%	47,954,682	173,567,026	1,056,618,013
Fidelity Asset Manager 85%	16,429,213	85,003,471	527,081,041

The tax character of distributions paid was as follows:

September 30, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$123,055,066	$64,497,314	$187,552,380
Fidelity Asset Manager 30%	31,850,985	13,598,035	45,449,020
Fidelity Asset Manager 40%	35,772,488	12,075,825	47,848,313
Fidelity Asset Manager 50%	235,874,721	143,010,852	378,885,573
Fidelity Asset Manager 60%	45,729,359	14,870,018	60,599,377
Fidelity Asset Manager 70%	120,506,836	77,850,629	198,357,465
Fidelity Asset Manager 85%	50,309,985	20,206,834	70,516,819

September 30, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$81,584,600	$15,536,605	$97,121,205
Fidelity Asset Manager 30%	17,851,275	–	17,851,275
Fidelity Asset Manager 40%	20,147,775	–	20,147,775
Fidelity Asset Manager 50%	122,491,219	24,607,726	147,098,945
Fidelity Asset Manager 60%	24,626,968	–	24,626,968
Fidelity Asset Manager 70%	62,877,181	–	62,877,181
Fidelity Asset Manager 85%	21,138,756	–	21,138,756

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments

Purchases and sales of securities including the Equity and Fixed-Income Central Funds and in-kind transactions, other than short-term securities and securities acquired in the merger, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	996,178,788	869,697,106
Fidelity Asset Manager 30%	560,361,943	212,780,684
Fidelity Asset Manager 40%	517,413,590	237,011,465
Fidelity Asset Manager 50%	2,437,613,427	1,311,875,038
Fidelity Asset Manager 60%	860,150,922	443,322,090
Fidelity Asset Manager 70%	1,481,922,419	1,072,199,326
Fidelity Asset Manager 85%	1,025,924,687	558,218,295

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.24%	.49%
Fidelity Asset Manager 60%	.30%	.24%	.54%
Fidelity Asset Manager 70%	.30%	.24%	.54%
Fidelity Asset Manager 85%	.30%	.24%	.54%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$97,705	$7,051
Class M	.25%	.25%	118,514	543
Class C	.75%	.25%	276,504	28,292
			$492,723	$35,886
Fidelity Asset Manager 30%
Class A	-%	.25%	$65,648	$2,867
Class M	.25%	.25%	69,028	581
Class C	.75%	.25%	235,656	28,855
			$370,332	$32,303
Fidelity Asset Manager 40%
Class A	-%	.25%	$93,071	$5,426
Class M	.25%	.25%	62,811	1,236
Class C	.75%	.25%	246,005	41,572
			$401,887	$48,234
Fidelity Asset Manager 50%
Class A	-%	.25%	$204,956	$6,264
Class M	.25%	.25%	199,258	3,921
Class C	.75%	.25%	461,093	76,585
			$865,307	$86,770
Fidelity Asset Manager 60%
Class A	-%	.25%	$228,768	$24,041
Class M	.25%	.25%	181,968	11,412
Class C	.75%	.25%	592,684	108,237
			$1,003,420	$143,690
Fidelity Asset Manager 70%
Class A	-%	.25%	$381,366	$13,686
Class M	.25%	.25%	293,780	6,511
Class C	.75%	.25%	621,801	70,783
			$1,296,947	$90,980
Fidelity Asset Manager 85%
Class A	-%	.25%	$257,546	$11,403
Class M	.25%	.25%	138,642	2,625
Class C	.75%	.25%	480,381	87,015
			$876,569	$101,043

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$13,103
Class M	4,355
Class C(a)	6,328
$23,786
Fidelity Asset Manager 30%
Class A	$35,662
Class M	3,256
Class C(a)	3,672
$42,590
Fidelity Asset Manager 40%
Class A	$24,934
Class M	3,389
Class C(a)	3,749
$32,072
Fidelity Asset Manager 50%
Class A	$51,158
Class M	11,343
Class C(a)	9,301
$71,802
Fidelity Asset Manager 60%
Class A	$58,526
Class M	14,812
Class C(a)	7,969
$81,307
Fidelity Asset Manager 70%
Class A	$103,790
Class M	22,766
Class C(a)	7,425
$133,981
Fidelity Asset Manager 85%
Class A	$112,356
Class M	16,109
Class C(a)	7,777
$136,242

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	$58,647.15
Class M	38,048.16
Class C	42,752.15
Asset Manager 20%	3,873,905.08
Class I	53,286.11
	$4,066,638
Fidelity Asset Manager 30%
Class A	$34,254.13
Class M	19,047.14
Class C	35,762.15
Asset Manager 30%	995,436.07
Class I	33,742.15
	$1,118,241
Fidelity Asset Manager 40%
Class A	$49,389.13
Class M	18,777.15
Class C	36,254.15
Asset Manager 40%	1,130,622.08
Class I	26,386.11
	$1,261,428
Fidelity Asset Manager 50%
Class A	$150,279.18
Class M	71,656.18
Class C	86,419.19
Asset Manager 50%	10,723,268.12
Class I	86,109.16
	$11,117,731
Fidelity Asset Manager 60%
Class A	$167,305.18
Class M	69,686.19
Class C	124,586.21
Asset Manager 60%	2,568,987.11
Class I	69,512.16
	$3,000,076
Fidelity Asset Manager 70%
Class A	$270,620.18
Class M	104,820.18
Class C	111,727.18
Asset Manager 70%	5,940,672.12
Class I	123,582.15
	$6,551,421
Fidelity Asset Manager 85%
Class A	$191,790.19
Class M	57,468.21
Class C	91,106.19
Asset Manager 85%	2,842,599.13
Class I	77,701.17
	$3,260,664

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.02
Fidelity Asset Manager 60%	.04
Fidelity Asset Manager 70%	.03
Fidelity Asset Manager 85%	.03

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 20%	$241
Fidelity Asset Manager 30%	145
Fidelity Asset Manager 40%	205
Fidelity Asset Manager 50%	1,410
Fidelity Asset Manager 60%	518
Fidelity Asset Manager 70%	934
Fidelity Asset Manager 85%	511

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 60%	Borrower	$8,387,000	1.62%	$1,510
Fidelity Asset Manager 70%	Borrower	$16,928,000	1.62%	$3,047

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed Fidelity Asset Manager 60% for certain losses in the amount of $1,844.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of Fidelity Asset Manager 60%. This involved taxable redemptions of Fidelity Asset Manager 60%s' interest in Fidelity Stock Selector All Cap Fund in exchange for investments, valued at $23,473,658, and non-taxable exchanges of those investments for shares of Fidelity Cash Central Fund, Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund. Net realized gain of $1,029,488 on the redemption of Fidelity Stock Selector All Cap Fund shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Other affiliated issuers".

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$14,218
Fidelity Asset Manager 30%	3,761
Fidelity Asset Manager 40%	4,305
Fidelity Asset Manager 50%	24,893
Fidelity Asset Manager 60%	6,204
Fidelity Asset Manager 70%	14,665
Fidelity Asset Manager 85%	6,307

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Security lending activity was as follows:

Total Security Lending Income
Fidelity Asset Manager 20%	$153,353
Fidelity Asset Manager 30%	$1,991
Fidelity Asset Manager 40%	$24,989
Fidelity Asset Manager 50%	$243,479
Fidelity Asset Manager 70%	$27,587
Fidelity Asset Manager 85%	$707

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$22,004	$–
Fidelity Asset Manager 30%	6,006	13
Fidelity Asset Manager 40%	8,709	–
Fidelity Asset Manager 50%	62,522	–
Fidelity Asset Manager 60%	27,951	–
Fidelity Asset Manager 70%	45,741	739
Fidelity Asset Manager 85%	25,923	571

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$30,378
Fidelity Asset Manager 30%	7,946
Fidelity Asset Manager 40%	9,148
Fidelity Asset Manager 50%	88,208
Fidelity Asset Manager 60%	23,299
Fidelity Asset Manager 70%	52,226
Fidelity Asset Manager 85%	21,820

In addition, during the period the investment advisor reimbursed and/or waived a portion of class-level operating expenses for Fidelity Asset Manager 60% as follows:

Class A	$6,913
Class M	6,280
Class C	18,191
Asset Manager 60%	129,169
Class I	6,013

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2018	Year ended September 30, 2017
Fidelity Asset Manager 20%
From net investment income
Class A	$557,701	$465,326
Class M	279,827	218,268
Class C	185,838	125,140
Asset Manager 20%	84,880,963	71,663,660
Class I	824,664	604,065
Total	$86,728,993	$73,076,459
From net realized gain
Class A	$779,626	$201,955
Class M	493,663	122,470
Class C	574,273	143,376
Asset Manager 20%	97,924,513	23,396,559
Class I	1,051,312	180,386
Total	$100,823,387	$24,044,746
Fidelity Asset Manager 30%
From net investment income
Class A	$355,354	$249,688
Class M	156,008	114,184
Class C	154,206	98,796
Asset Manager 30%	22,830,501	15,027,037
Class I	363,088	232,014
Total	$23,859,157	$15,721,719
From net realized gain
Class A	$409,514	$44,144
Class M	218,213	25,407
Class C	374,145	44,596
Asset Manager 30%	20,223,846	1,985,082
Class I	364,145	30,327
Total	$21,589,863	$2,129,556
Fidelity Asset Manager 40%
From net investment income
Class A	$471,476	$423,343
Class M	125,666	97,630
Class C	129,202	92,822
Asset Manager 40%	23,253,114	17,100,221
Class I	366,442	233,358
Total	$24,345,900	$17,947,374
From net realized gain
Class A	$566,952	$68,489
Class M	187,948	18,911
Class C	373,661	39,642
Asset Manager 40%	22,032,579	2,046,819
Class I	341,273	26,540
Total	$23,502,413	$2,200,401
Fidelity Asset Manager 50%
From net investment income
Class A	$899,227	$800,388
Class M	339,459	270,254
Class C	198,158	152,743
Asset Manager 50%	123,985,926	105,721,259
Class I	699,436	508,521
Total	$126,122,206	$107,453,165
From net realized gain
Class A	$2,261,536	$392,639
Class M	1,094,410	168,876
Class C	1,270,444	215,018
Asset Manager 50%	246,849,451	38,686,111
Class I	1,287,526	183,136
Total	$252,763,367	$39,645,780
Fidelity Asset Manager 60%
From net investment income
Class A	$545,716	$574,614
Class M	139,840	136,576
Class C	67,250	118,898
Asset Manager 60%	22,699,277	20,317,579
Class I	302,693	302,927
Total	$23,754,776	$21,450,594
From net realized gain
Class A	$1,104,992	$109,926
Class M	380,291	33,760
Class C	681,674	67,071
Asset Manager 60%	34,202,288	2,921,482
Class I	475,356	44,135
Total	$36,844,601	$3,176,374
Fidelity Asset Manager 70%
From net investment income
Class A	$1,241,056	$1,422,489
Class M	351,280	361,006
Class C	75,950	148,268
Asset Manager 70%	55,395,637	51,630,613
Class I	888,448	864,888
Total	$57,952,371	$54,427,264
From net realized gain
Class A	$4,015,839	$281,609
Class M	1,521,131	93,861
Class C	1,667,916	111,201
Asset Manager 70%	131,031,974	7,834,993
Class I	2,168,234	128,253
Total	$140,405,094	$8,449,917
Fidelity Asset Manager 85%
From net investment income
Class A	$673,921	$599,758
Class M	121,986	79,695
Class C	2,543	16,877
Asset Manager 85%	19,249,022	15,515,608
Class I	396,370	245,551
Total	$20,443,842	$16,457,489
From net realized gain
Class A	$2,234,818	$225,509
Class M	597,944	55,083
Class C	1,079,231	113,321
Asset Manager 85%	45,215,149	4,215,223
Class I	945,835	72,131
Total	$50,072,977	$4,681,267

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2018	Year ended September 30, 2017	Year ended September 30, 2018	Year ended September 30, 2017
Fidelity Asset Manager 20%
Class A
Shares sold	505,884	929,632	$6,772,848	$12,344,270
Reinvestment of distributions	99,091	49,500	1,324,802	650,956
Shares redeemed	(623,134)	(1,231,578)	(8,375,925)	(16,255,705)
Net increase (decrease)	(18,159)	(252,446)	$(278,275)	$(3,260,479)
Class M
Shares sold	446,344	226,350	$6,009,052	$2,993,573
Reinvestment of distributions	57,952	23,005	773,445	301,848
Shares redeemed	(510,377)	(483,398)	(6,849,158)	(6,392,472)
Net increase (decrease)	(6,081)	(234,043)	$(66,661)	$(3,097,051)
Class C
Shares sold	373,368	435,126	$4,979,751	$5,728,582
Reinvestment of distributions	56,565	19,453	752,113	253,251
Shares redeemed	(572,000)	(588,259)	(7,613,014)	(7,735,444)
Net increase (decrease)	(142,067)	(133,680)	$(1,881,150)	$(1,753,611)
Asset Manager 20%
Shares sold	57,784,729	55,544,412	$777,681,921	$736,787,752
Reinvestment of distributions	13,227,639	6,977,747	177,119,605	92,013,033
Shares redeemed	(71,436,564)	(65,049,932)	(960,147,826)	(862,709,991)
Net increase (decrease)	(424,196)	(2,527,773)	$(5,346,300)	$(33,909,206)
Class I
Shares sold	1,826,170	2,731,056	$24,537,581	$36,210,143
Reinvestment of distributions	122,856	49,714	1,643,815	656,105
Shares redeemed	(2,022,771)	(1,135,799)	(27,262,357)	(15,103,846)
Net increase (decrease)	(73,745)	1,644,971	$(1,080,961)	$21,762,402
Fidelity Asset Manager 30%
Class A
Shares sold	1,126,571	397,021	$12,531,773	$4,297,032
Reinvestment of distributions	68,985	27,356	763,328	292,122
Shares redeemed	(641,581)	(650,225)	(7,118,517)	(6,921,443)
Net increase (decrease)	553,975	(225,848)	$6,176,584	$(2,332,289)
Class M
Shares sold	351,820	401,154	$3,905,685	$4,319,195
Reinvestment of distributions	33,836	13,088	374,018	139,462
Shares redeemed	(259,115)	(355,937)	(2,874,044)	(3,827,147)
Net increase (decrease)	126,541	58,305	$1,405,659	$631,510
Class C
Shares sold	807,147	352,268	$8,931,816	$3,759,300
Reinvestment of distributions	48,021	13,415	528,342	141,610
Shares redeemed	(505,372)	(508,448)	(5,572,836)	(5,424,359)
Net increase (decrease)	349,796	(142,765)	$3,887,322	$(1,523,449)
Asset Manager 30%
Shares sold	54,804,477	34,021,799	$609,493,754	$366,499,941
Reinvestment of distributions	3,797,335	1,555,960	42,015,638	16,641,732
Shares redeemed	(28,259,575)	(21,263,550)	(313,681,914)	(228,091,063)
Net increase (decrease)	30,342,237	14,314,209	$337,827,478	$155,050,610
Class I
Shares sold	1,484,878	1,054,544	$16,479,743	$11,284,732
Reinvestment of distributions	56,711	21,717	627,506	232,556
Shares redeemed	(1,249,939)	(313,644)	(13,899,290)	(3,361,648)
Net increase (decrease)	291,650	762,617	$3,207,959	$8,155,640
Fidelity Asset Manager 40%
Class A
Shares sold	880,673	877,906	$10,373,863	$9,730,115
Reinvestment of distributions	88,932	44,241	1,038,034	485,863
Shares redeemed	(863,223)	(1,477,333)	(10,141,040)	(16,287,544)
Net increase (decrease)	106,382	(555,186)	$1,270,857	$(6,071,566)
Class M
Shares sold	292,310	222,984	$3,437,201	$2,487,189
Reinvestment of distributions	26,778	9,795	312,286	107,749
Shares redeemed	(280,496)	(173,250)	(3,301,500)	(1,953,193)
Net increase (decrease)	38,592	59,529	$447,987	$641,745
Class C
Shares sold	653,876	473,934	$7,647,196	$5,253,055
Reinvestment of distributions	42,489	11,592	494,372	126,609
Shares redeemed	(534,308)	(498,583)	(6,247,978)	(5,535,845)
Net increase (decrease)	162,057	(13,057)	$1,893,590	$(156,181)
Asset Manager 40%
Shares sold	38,575,334	36,535,552	$453,687,482	$406,930,421
Reinvestment of distributions	3,807,876	1,704,627	44,412,987	18,767,872
Shares redeemed	(24,658,282)	(22,052,939)	(289,713,503)	(245,424,174)
Net increase (decrease)	17,724,928	16,187,240	$208,386,966	$180,274,119
Class I
Shares sold	1,530,525	1,078,872	$18,000,056	$12,118,958
Reinvestment of distributions	57,375	21,026	669,253	231,854
Shares redeemed	(844,872)	(801,679)	(9,930,720)	(8,905,276)
Net increase (decrease)	743,028	298,219	$8,738,589	$3,445,536
Fidelity Asset Manager 50%
Class A
Shares sold	1,146,120	696,145	$21,057,916	$12,078,631
Reinvestment of distributions	169,041	67,977	3,071,864	1,152,010
Shares redeemed	(806,575)	(1,224,844)	(14,824,728)	(21,134,081)
Net increase (decrease)	508,586	(460,722)	$9,305,052	$(7,903,440)
Class M
Shares sold	557,672	423,161	$10,265,163	$7,392,749
Reinvestment of distributions	78,884	25,807	1,432,594	436,835
Shares redeemed	(396,724)	(386,620)	(7,288,768)	(6,736,087)
Net increase (decrease)	239,832	62,348	$4,408,989	$1,093,497
Class C
Shares sold	1,015,038	340,870	$18,488,385	$5,887,786
Reinvestment of distributions	77,208	20,203	1,393,955	338,683
Shares redeemed	(613,340)	(595,504)	(11,143,058)	(10,229,085)
Net increase (decrease)	478,906	(234,431)	$8,739,282	$(4,002,616)
Asset Manager 50%
Shares sold	83,353,018	56,236,907	$1,538,862,489	$981,018,081
Reinvestment of distributions	19,729,969	8,212,171	359,754,574	139,975,913
Shares redeemed	(66,347,048)	(56,721,036)	(1,224,405,900)	(985,831,385)
Net increase (decrease)	36,735,939	7,728,042	$674,211,163	$135,162,609
Class I
Shares sold	2,328,900	854,961	$42,828,385	$14,920,560
Reinvestment of distributions	99,153	39,923	1,805,013	679,207
Shares redeemed	(669,663)	(917,108)	(12,321,431)	(15,802,385)
Net increase (decrease)	1,758,390	(22,224)	$32,311,967	$(202,618)
Fidelity Asset Manager 60%
Class A
Shares sold	1,566,838	931,362	$19,840,441	$10,883,929
Issued in exchange for the shares of Fidelity Global Balanced Fund	3,323,365	–	41,608,523	–
Issued in exchange for the shares of Fidelity Global Strategies Fund	1,867,899	–	23,386,092	–
Reinvestment of distributions	131,843	61,079	1,646,723	677,363
Shares redeemed	(1,525,577)	(1,489,441)	(19,314,959)	(17,195,209)
Net increase (decrease)	5,364,368	(497,000)	$67,166,820	$(5,633,917)
Class M
Shares sold	423,116	394,411	$5,343,645	$4,575,221
Issued in exchange for the shares of Fidelity Global Balanced Fund	1,174,749	–	14,637,372	–
Issued in exchange for the shares of Fidelity Global Strategies Fund	1,532,212	–	19,091,363	–
Reinvestment of distributions	41,694	15,294	518,672	169,000
Shares redeemed	(551,449)	(220,006)	(6,979,584)	(2,555,023)
Net increase (decrease)	2,620,322	189,699	$32,611,468	$2,189,198
Class C
Shares sold	783,330	599,190	$9,780,237	$6,905,093
Issued in exchange for the shares of Fidelity Global Balanced Fund	2,169,921	–	26,733,424	–
Issued in exchange for the shares of Fidelity Global Strategies Fund	1,878,025	–	23,137,263	–
Reinvestment of distributions	60,789	16,627	748,924	182,067
Shares redeemed	(1,101,549)	(631,642)	(13,732,417)	(7,219,433)
Net increase (decrease)	3,790,516	(15,825)	$46,667,431	$(132,273)
Asset Manager 60%
Shares sold	51,736,768	41,538,724	$658,548,793	$482,471,523
Issued in exchange for the shares of Fidelity Global Balanced Fund	29,966,477	–	376,678,615	–
Issued in exchange for the shares of Fidelity Global Strategies Fund	5,885,052	–	73,975,105	–
Reinvestment of distributions	4,490,978	2,066,190	56,227,024	22,976,032
Shares redeemed	(31,701,207)	(23,949,927)	(403,402,687)	(279,473,801)
Net increase (decrease)	60,378,068	19,654,987	$762,026,850	$225,973,754
Class I
Shares sold	1,136,223	944,129	$14,501,152	$10,858,113
Issued in exchange for the shares of Fidelity Global Balanced Fund	822,927	–	10,352,425	–
Issued in exchange for the shares of Fidelity Global Strategies Fund	1,803,511	–	22,688,171	–
Reinvestment of distributions	59,599	30,159	746,768	335,370
Shares redeemed	(1,043,785)	(507,530)	(13,330,118)	(5,965,290)
Net increase (decrease)	2,778,475	466,758	$34,958,398	$5,228,193
Fidelity Asset Manager 70%
Class A
Shares sold	1,072,815	887,378	$24,393,399	$18,402,274
Reinvestment of distributions	226,837	83,042	5,065,264	1,630,123
Shares redeemed	(1,193,845)	(1,796,443)	(27,183,772)	(37,011,764)
Net increase (decrease)	105,807	(826,023)	$2,274,891	$(16,979,367)
Class M
Shares sold	454,790	363,861	$10,365,200	$7,535,388
Reinvestment of distributions	83,182	22,716	1,859,121	446,368
Shares redeemed	(281,173)	(428,292)	(6,409,894)	(8,810,629)
Net increase (decrease)	256,799	(41,715)	$5,814,427	$(828,873)
Class C
Shares sold	480,535	314,728	$10,867,133	$6,468,087
Reinvestment of distributions	76,452	12,475	1,701,830	244,259
Shares redeemed	(482,043)	(537,179)	(10,923,979)	(11,090,417)
Net increase (decrease)	74,944	(209,976)	$1,644,984	$(4,378,071)
Asset Manager 70%
Shares sold	34,679,669	31,723,829	$790,741,858	$655,201,216
Reinvestment of distributions	8,199,184	2,973,304	183,169,767	58,395,683
Shares redeemed	(34,158,241)	(26,825,357)	(778,465,644)	(554,783,377)
Net increase (decrease)	8,720,612	7,871,776	$195,445,981	$158,813,522
Class I
Shares sold	592,858	1,931,604	$13,509,405	$39,174,674
Reinvestment of distributions	134,131	49,865	2,997,831	979,352
Shares redeemed	(1,085,477)	(554,336)	(24,835,015)	(11,472,112)
Net increase (decrease)	(358,488)	1,427,133	$(8,327,779)	$28,681,914
Fidelity Asset Manager 85%
Class A
Shares sold	1,536,559	977,292	$30,493,171	$17,109,303
Reinvestment of distributions	149,653	49,655	2,894,292	815,826
Shares redeemed	(898,527)	(894,317)	(17,732,464)	(15,584,471)
Net increase (decrease)	787,685	132,630	$15,654,999	$2,340,658
Class M
Shares sold	408,388	318,362	$8,043,625	$5,496,511
Reinvestment of distributions	37,234	8,195	716,755	134,067
Shares redeemed	(174,891)	(244,360)	(3,429,871)	(4,115,837)
Net increase (decrease)	270,731	82,197	$5,330,509	$1,514,741
Class C
Shares sold	679,582	451,692	$13,185,329	$7,751,603
Reinvestment of distributions	56,215	7,948	1,070,898	128,834
Shares redeemed	(575,122)	(495,020)	(11,170,395)	(8,479,538)
Net increase (decrease)	160,675	(35,380)	$3,085,832	$(599,101)
Asset Manager 85%
Shares sold	34,356,371	20,893,892	$685,028,247	$364,575,027
Reinvestment of distributions	3,264,850	1,176,883	63,631,927	19,477,413
Shares redeemed	(17,439,052)	(14,201,443)	(347,375,448)	(249,249,768)
Net increase (decrease)	20,182,169	7,869,332	$401,284,726	$134,802,672
Class I
Shares sold	1,125,223	955,142	$22,457,259	$17,194,185
Reinvestment of distributions	67,136	18,960	1,304,444	312,833
Shares redeemed	(576,135)	(1,411,651)	(11,482,388)	(23,542,947)
Net increase (decrease)	616,224	(437,549)	$12,279,315	$(6,035,929)

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following Fund:

Fund	% of shares held
Fidelity Asset Manager 60%	26%

13. Merger Information.

On April 27, 2018, Fidelity Asset Manager 60% (the Fund) acquired all of the assets and assumed all of the liabilities of Fidelity Global Balanced Fund and Fidelity Global Strategies Fund ("Target Funds") pursuant to an Agreement and Plan of Reorganization (the Agreements) approved by the Board of Trustees ("the Board"). The reorganization was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of each Target Fund at their respective net asset value on the acquisition date. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Global Balanced Fund net assets of $470,010,359, including securities of $469,048,216 and unrealized appreciation of $2,799,938; and Fidelity Global Strategies Fund net assets of $162,277,994, including securities of $162,279,356 and unrealized appreciation of $1,167,869, were combined with the Fund's net assets of $2,278,829,037 for total net assets after the reorganization of $2,911,117,390.

Pro forma results of operations of the combined entity for the entire period ended September 30, 2018, as though the acquisitions had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$39,979,460
Total net realized gain (loss)	180,297,674
Total change in net unrealized appreciation (depreciation)	(11,472,894)
Net increase (decrease) in net assets resulting from operations	$208,804,240

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that has been included in the Fund's accompanying Statement of Operations since April 27, 2018.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the "Funds"), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 16, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 260 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Fidelity Asset Manager 20%
Class A	.83%
Actual		$1,000.00	$1,015.70	$4.19
Hypothetical-C		$1,000.00	$1,020.91	$4.20
Class M	1.09%
Actual		$1,000.00	$1,014.40	$5.50
Hypothetical-C		$1,000.00	$1,019.60	$5.52
Class C	1.59%
Actual		$1,000.00	$1,011.80	$8.02
Hypothetical-C		$1,000.00	$1,017.10	$8.04
Asset Manager 20%	.51%
Actual		$1,000.00	$1,017.40	$2.58
Hypothetical-C		$1,000.00	$1,022.51	$2.59
Class I	.54%
Actual		$1,000.00	$1,016.50	$2.73
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Fidelity Asset Manager 30%
Class A	.83%
Actual		$1,000.00	$1,020.50	$4.20
Hypothetical-C		$1,000.00	$1,020.91	$4.20
Class M	1.09%
Actual		$1,000.00	$1,019.50	$5.52
Hypothetical-C		$1,000.00	$1,019.60	$5.52
Class C	1.60%
Actual		$1,000.00	$1,016.00	$8.09
Hypothetical-C		$1,000.00	$1,017.05	$8.09
Asset Manager 30%	.53%
Actual		$1,000.00	$1,022.30	$2.69
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class I	.60%
Actual		$1,000.00	$1,021.80	$3.04
Hypothetical-C		$1,000.00	$1,022.06	$3.04
Fidelity Asset Manager 40%
Class A	.83%
Actual		$1,000.00	$1,026.00	$4.22
Hypothetical-C		$1,000.00	$1,020.91	$4.20
Class M	1.10%
Actual		$1,000.00	$1,024.70	$5.58
Hypothetical-C		$1,000.00	$1,019.55	$5.57
Class C	1.60%
Actual		$1,000.00	$1,021.50	$8.11
Hypothetical-C		$1,000.00	$1,017.05	$8.09
Asset Manager 40%	.53%
Actual		$1,000.00	$1,027.60	$2.69
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class I	.56%
Actual		$1,000.00	$1,027.50	$2.85
Hypothetical-C		$1,000.00	$1,022.26	$2.84
Fidelity Asset Manager 50%
Class A	.94%
Actual		$1,000.00	$1,030.60	$4.78
Hypothetical-C		$1,000.00	$1,020.36	$4.76
Class M	1.19%
Actual		$1,000.00	$1,029.30	$6.05
Hypothetical-C		$1,000.00	$1,019.10	$6.02
Class C	1.70%
Actual		$1,000.00	$1,027.00	$8.64
Hypothetical-C		$1,000.00	$1,016.55	$8.59
Asset Manager 50%	.63%
Actual		$1,000.00	$1,032.50	$3.21
Hypothetical-C		$1,000.00	$1,021.91	$3.19
Class I	.67%
Actual		$1,000.00	$1,031.90	$3.41
Hypothetical-C		$1,000.00	$1,021.71	$3.40
Fidelity Asset Manager 60%
Class A	1.02%
Actual		$1,000.00	$1,035.30	$5.20
Hypothetical-C		$1,000.00	$1,019.95	$5.17
Class M	1.27%
Actual		$1,000.00	$1,033.80	$6.48
Hypothetical-C		$1,000.00	$1,018.70	$6.43
Class C	1.77%
Actual		$1,000.00	$1,031.80	$9.02
Hypothetical-C		$1,000.00	$1,016.19	$8.95
Asset Manager 60%	.70%
Actual		$1,000.00	$1,036.70	$3.57
Hypothetical-C		$1,000.00	$1,021.56	$3.55
Class I	.74%
Actual		$1,000.00	$1,036.70	$3.78
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Fidelity Asset Manager 70%
Class A	1.00%
Actual		$1,000.00	$1,041.20	$5.12
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,039.80	$6.39
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,036.90	$8.94
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Asset Manager 70%	.69%
Actual		$1,000.00	$1,042.40	$3.53
Hypothetical-C		$1,000.00	$1,021.61	$3.50
Class I	.72%
Actual		$1,000.00	$1,042.40	$3.69
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Fidelity Asset Manager 85%
Class A	1.02%
Actual		$1,000.00	$1,050.00	$5.24
Hypothetical-C		$1,000.00	$1,019.95	$5.17
Class M	1.28%
Actual		$1,000.00	$1,048.80	$6.57
Hypothetical-C		$1,000.00	$1,018.65	$6.48
Class C	1.77%
Actual		$1,000.00	$1,046.70	$9.08
Hypothetical-C		$1,000.00	$1,016.19	$8.95
Asset Manager 85%	.71%
Actual		$1,000.00	$1,051.70	$3.65
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class I	.75%
Actual		$1,000.00	$1,051.80	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .07%.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Asset Manager 20%	$59,795,488
Fidelity Asset Manager 30%	$18,011,084
Fidelity Asset Manager 40%	$27,736,803
Fidelity Asset Manager 50%	$209,608,990
Fidelity Asset Manager 60%	$57,006,218
Fidelity Asset Manager 70%	$174,192,972
Fidelity Asset Manager 85%	$86,333,810

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 27, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Global Balanced Fund	$61,721,694
Fidelity Global Strategies Fund	$18,531,786

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Asset Manager 20%
Class A	15.34%
Class M	15.34%
Class C	15.34%
Asset Manager 20%	15.34%
Class I	15.34%
Fidelity Asset Manager 30%
Class A	13.09%
Class M	13.09%
Class C	13.09%
Asset Manager 30%	13.09%
Class I	13.09%
Fidelity Asset Manager 40%
Class A	10.76%
Class M	10.76%
Class C	10.76%
Asset Manager 40%	10.76%
Class I	10.76%
Fidelity Asset Manager 50%
Class A	8.85%
Class M	8.85%
Class C	8.85%
Asset Manager 50%	8.85%
Class I	8.85%
Fidelity Asset Manager 60%
Class A	7.41%
Class M	7.41%
Class C	7.41%
Asset Manager 60%	7.41%
Class I	7.41%
Fidelity Asset Manager 70%
Class A	4.95%
Class M	4.95%
Class C	4.95%
Asset Manager 70%	4.95%
Class I	4.95%
Fidelity Asset Manager 85%
Class A	2.08%
Class M	2.08%
Class C	2.08%
Asset Manager 85%	2.08%
Class I	2.08%
Fidelity Global Balanced Fund
Class A	2.06%
Class M	2.06%
Class C	2.06%
Global Balanced	2.06%
Class I	2.06%
Fidelity Global Strategies Fund
Class A	2.73%
Class M	2.73%
Class C	2.73%
Global Strategies	2.73%
Class I	2.73%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2018 to September 30, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Asset Manager 20%	$57,309,033
Fidelity Asset Manager 30%	$16,227,592
Fidelity Asset Manager 40%	$12,251,672
Fidelity Asset Manager 50%	$58,897,404

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Retail	Class I
Fidelity Asset Manager 20%
December 2017	4%	4%	5%	4%	4%
February 2018	18%	24%	71%	13%	14%
March 2018	17%	23%	61%	13%	13%
April 2018	16%	19%	36%	13%	12%
May 2018	15%	19%	31%	13%	13%
June 2018	16%	20%	37%	13%	14%
July 2018	15%	18%	30%	13%	14%
August 2018	15%	17%	24%	13%	14%
September 2018	16%	19%	34%	13%	13%
Fidelity Asset Manager 30%
November 2017	3%	4%	8%	3%	3%
December 2017	6%	7%	7%	6%	6%
February 2018	31%	51%	–%	19%	22%
March 2018	27%	38%	–%	19%	21%
April 2018	24%	29%	57%	19%	20%
May 2018	23%	27%	46%	19%	19%
June 2018	24%	27%	44%	19%	21%
July 2018	23%	28%	42%	19%	20%
August 2018	23%	26%	35%	19%	20%
September 2018	23%	28%	51%	19%	20%
Fidelity Asset Manager 40%
December 2017	7%	8%	9%	7%	7%
April 2018	50%	71%	100%	36%	37%
July 2018	43%	52%	79%	36%	36%
Fidelity Asset Manager 50%
December 2017	7%	7%	8%	7%	7%
April 2018	76%	100%	–%	51%	52%
July 2018	62%	75%	100%	51%	52%
Fidelity Asset Manager 60%
December 2017	21%	23%	32%	18%	18%
Fidelity Asset Manager 70%
December 2017	24%	26%	36%	21%	21%
Fidelity Asset Manager 85%
December 2017	27%	31%	41%	24%	24%
Fidelity Global Balanced Fund
December 2017	24%	29%	44%	21%	21%
April 2018	3%	4%	4%	3%	3%
Fidelity Global Strategies Fund
December 2017	13%	15%	18%	12%	12%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail	Class I
Fidelity Asset Manager 20%
December 2017	7%	8%	8%	7%	7%
February 2018	28%	37%	100%	20%	22%
March 2018	26%	35%	92%	20%	20%
April 2018	25%	29%	55%	20%	19%
May 2018	24%	29%	47%	20%	20%
June 2018	24%	31%	56%	20%	21%
July 2018	24%	28%	45%	20%	21%
August 2018	24%	26%	37%	20%	21%
September 2018	25%	30%	52%	20%	20%
Fidelity Asset Manager 30%
November 2017	6%	7%	14%	5%	5%
December 2017	11%	12%	13%	10%	11%
February 2018	50%	83%	–%	31%	36%
March 2018	45%	62%	–%	31%	35%
April 2018	39%	47%	93%	31%	33%
May 2018	38%	44%	75%	31%	31%
June 2018	40%	44%	72%	31%	34%
July 2018	38%	46%	68%	31%	33%
August 2018	37%	42%	57%	31%	33%
September 2018	38%	45%	82%	31%	33%
Fidelity Asset Manager 40%
December 2017	12%	13%	15%	12%	12%
April 2018	84%	100%	100%	60%	62%
July 2018	73%	87%	100%	60%	61%
Fidelity Asset Manager 50%
December 2017	12%	12%	13%	11%	11%
April 2018	100%	100%	–%	88%	91%
July 2018	100%	100%	100%	88%	90%
Fidelity Asset Manager 60%
December 2017	39%	44%	60%	34%	34%
Fidelity Asset Manager 70%
December 2017	44%	49%	67%	39%	39%
Fidelity Asset Manager 85%
December 2017	44%	49%	65%	39%	39%
Fidelity Global Balanced Fund
December 2017	52%	63%	93%	46%	44%
April 2018	8%	8%	9%	8%	8%
Fidelity Global Strategies Fund
December 2017	52%	56%	70%	48%	48%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Asset Manager 20%
Class A	12/27/2017	$0.0223	$0.0018
Class M	12/27/2017	$0.0213	$0.0018
Class C	12/27/2017	$0.0194	$0.0018
Asset Manager 20%	12/27/2017	$0.0235	$0.0018
Class I	12/27/2017	$0.0234	$0.0018
Fidelity Asset Manager 30%
Class A	12/27/2017	$0.0251	$0.0020
Class M	12/27/2017	$0.0239	$0.0020
Class C	12/27/2017	$0.0216	$0.0020
Asset Manager 30%	12/27/2017	$0.0268	$0.0020
Class I	12/27/2017	$0.0263	$0.0020
Fidelity Asset Manager 40%
Class A	12/27/2017	$0.0341	$0.0027
Class M	12/27/2017	$0.0321	$0.0027
Class C	12/27/2017	$0.0281	$0.0027
Asset Manager 40%	12/27/2017	$0.0363	$0.0027
Class I	12/27/2017	$0.0361	$0.0027
Fidelity Asset Manager 50%
Class A	12/27/2017	$0.0663	$0.0052
Class M	12/27/2017	$0.0637	$0.0052
Class C	12/27/2017	$0.0586	$0.0052
Asset Manager 50%	12/27/2017	$0.0699	$0.0052
Class I	12/27/2017	$0.0694	$0.0052
Fidelity Asset Manager 60%
Class A	12/27/2017	$0.0492	$0.0041
Class M	12/27/2017	$0.0436	$0.0041
Class C	12/27/2017	$0.0316	$0.0041
Asset Manager 60%	12/27/2017	$0.0567	$0.0041
Class I	12/27/2017	$0.0555	$0.0041
Fidelity Asset Manager 70%
Class A	12/27/2017	$0.1025	$0.0086
Class M	12/27/2017	$0.0921	$0.0086
Class C	12/27/2017	$0.0674	$0.0086
Asset Manager 70%	12/27/2017	$0.1177	$0.0086
Class I	12/27/2017	$0.1160	$0.0086
Fidelity Asset Manager 85%
Class A	12/27/2017	$0.1053	$0.0087
Class M	12/27/2017	$0.0941	$0.0087
Class C	12/27/2017	$0.0709	$0.0087
Asset Manager 85%	12/27/2017	$0.1195	$0.0087
Class I	12/27/2017	$0.1188	$0.0087
Fidelity Global Strategies Fund
Class A	07/10/2017	$0.0009	$0.00005
	12/29/2017	$0.0705	$0.00650
Class M	07/10/2017	$0.0008	$0.00005
	12/29/2017	$0.0648	$0.00650
Class C	07/10/2017	$0.0007	$0.00005
	12/29/2017	$0.0525	$0.00650
Global Strategies	07/10/2017	$0.0010	$0.00005
	12/29/2017	$0.0762	$0.00650
Class I	07/10/2017	$0.0010	$0.00005
	12/29/2017	$0.0762	$0.00650

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for each fund in April 2018.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Asset Manager 20%

Historical Management Fees (BP) vs. Competitive Medians (BP):

Asset Manager 20%
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
73
72
70
70
71
56
56
57
59
57
41
41
41
41
41
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	12%	10%	9%	9%	9%
Funds	553	535	530	525	518
ASPG Quartile	1st	1st	1st	1st	1st

Fidelity Asset Manager 30%

Historical Management Fees (BP) vs. Competitive Medians (BP):

Asset Manager 30%
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
73
71
73
72
70
70
70
68
71
66
41
41
41
41
41
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	12%	10%	9%	9%	9%
Funds	553	535	530	525	518
ASPG Quartile	1st	1st	1st	1st	1st

Fidelity Asset Manager 40%

Historical Management Fees (BP) vs. Competitive Medians (BP):
Asset Manager 40%
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
73
70
73
72
70
70
70
68
71
65
41
41
41
41
41
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	12%	10%	9%	9%	9%
Funds	553	535	530	525	518
ASPG Quartile	1st	1st	1st	1st	1st

Fidelity Asset Manager 50%

Historical Management Fees (BP) vs. Competitive Medians (BP):

Asset Manager 50%
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
85
82
80
79
80
73
78
75
70
71
50
50
50
50
49
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	11%	7%	7%	8%	6%
Funds	180	129	150	146	140
ASPG Quartile	1st	1st	1st	1st	1st

Fidelity Asset Manager 60%

Historical Management Fees (BP) vs. Competitive Medians (BP):

Asset Manager 60%
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
73
82
80
79
80
69
78
75
70
71
55
55
55
55
54
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	23%	16%	13%	14%	13%
Funds	553	129	150	146	140
ASPG Quartile	1st	1st	1st	1st	1st

Fidelity Asset Manager 70%

Historical Management Fees (BP) vs. Competitive Medians (BP):
Asset Manager 70%
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
85
82
80
79
80
73
78
75
70
71
55
55
55
55
54
2013
2014
2015
2016
2017

TMG %	17%	16%	13%	14%	13%
Funds	180	129	150	146	140
ASPG Quartile	2nd	1st	1st	1st	1st

Fidelity Asset Manager 85%

Historical Management Fees (BP) vs. Competitive Medians (BP):
Asset Manager 85%
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
85
82
80
79
80
73
78
75
70
71
55
55
55
55
54
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	17%	16%	13%	14%	13%
Funds	180	129	150	146	140
ASPG Quartile	2nd	1st	1st	1st	1st

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of each fund ranked below the competitive median for 2017 and the total expense ratio of Class M of each fund ranked above the competitive median for 2017.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M of each fund is below median. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AAR-ANN-1118
1.878289.110

Fidelity Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85% Annual Report September 30, 2018

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Asset Manager® 20%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 20%	2.68%	3.66%	4.99%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 20%, a class of the fund, on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,266	Fidelity Asset Manager® 20%
$14,482	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Asset Manager® 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 30%	3.75%	4.72%	6.02%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 30%, a class of the fund, on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,938	Fidelity Asset Manager® 30%
$14,482	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Asset Manager® 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 40%	4.95%	5.63%	6.81%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 40%, a class of the fund, on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,327	Fidelity Asset Manager® 40%
$14,482	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Asset Manager® 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 50%	6.05%	6.46%	7.67%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 50%, a class of the fund, on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,942	Fidelity Asset Manager® 50%
$30,962	S&P 500® Index

Fidelity Asset Manager® 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 60%	7.17%	7.26%	8.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 60%, a class of the fund, on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,293	Fidelity Asset Manager® 60%
$30,962	S&P 500® Index

Fidelity Asset Manager® 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 70%	8.57%	8.05%	8.87%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 70%, a class of the fund, on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$23,391	Fidelity Asset Manager® 70%
$30,962	S&P 500® Index

Fidelity Asset Manager® 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 85%	10.62%	9.32%	9.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 85%, a class of the fund, on September 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,340	Fidelity Asset Manager® 85%
$30,962	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The Steady global economic expansion – albeit less synchronous – along with increased concerns about trade protectionism, rising interest rates and higher volatility, set the backdrop for global securities markets for much of the 12 months ending September 30, 2018. The U.S. equity bellwether S&P 500® index gained 17.91%, despite a resurgence in volatility. Stocks maintained their steady growth until a sharp reversal in February, as volatility spiked amid fear that rising inflation would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war.

The market stabilized in April and trended upward through September, boosted by solid corporate earnings growth. For the full year, growth stocks handily outpaced value. By sector, information technology (+38%) led the way, bolstered by strong earnings growth, while consumer discretionary rose 36%, driven by retailers. Notable laggards included energy (+14%), communication services (+12%), materials (+4%), consumer staples (+3%) and utilities (+3%).

Looking abroad, the MSCI ACWI (All Country World Index) ex USA Index rose 1.94% for the 12 months. Manufacturing and export activity – plus a generally weak U.S. dollar – underpinned markets early on, as international stocks achieved a solid gain through January. But the index reversed sharply in February and went on to return -1.82% for the second half of the period, with much of the decline tied to foreign exchange as the dollar rebounded. For the full 12 months, Japan gained about 11%, outperforming the rest of the Asia-Pacific region (+4%). Crude-oil commodity-price strength provided support for Canada (+3%). Europe and emerging markets each turned in a modestly negative result.

In U.S. fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned -1.22% this period. Global monetary policy tightened, with the Fed raising policy rates by a quarter percentage point in March, June and September. Fixed-income sector performance was in a fairly tight range. Within the index, asset-backed securities (+0.51%) led, while U.S. Treasuries (-1.62%) and corporate bonds (-1.19%) declined. Outside the index, Treasury Inflation-Protected Securities (+0.41%) eked out a gain.

Comments from Portfolio Manager Geoff Stein:  For the fiscal year, the share classes of the seven Asset Manager Funds (excluding sales charges, if applicable) posted gains ranging from about 3% to 11%, with four generally outpacing their respective Composite benchmarks and three finishing roughly in line. Asset allocation added the most value across the Funds, driven by positioning in international equities. Early in the period, I shifted the Funds’ equity allocation, moving to an overweighting in U.S. stocks and an underweighting in foreign stocks. I did this on the belief that corporate earnings growth was likely to improve in the U.S. once tax reform was passed. I also thought U.S. stocks would continue to benefit from supportive economic fundamentals. Elsewhere, a modest, out-of-benchmark allocation to commodities lagged the broad equity market and detracted in the more equity-oriented Funds. Meanwhile, our fixed-income allocation strategy of underweighting cash and investment-grade bonds, complemented by non-benchmark fixed-income exposure, aided relative results. Within security selection, strategies among investment-grade bonds added the most value in all Funds except Asset Manager 85%, where U.S. stock choices contributed slightly more. Stock selection in both developed and emerging international markets hampered relative performance. Looking ahead, we believe earnings-growth expectations for U.S. companies will be lower in 2018, and are considering a modest reduction in the Funds’ U.S. equity overweighting as of period end. Outside the U.S., we think Japanese stocks have become more attractive, and may shift to an overweighting in that market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On April 28, 2018, Avishek Hazrachoudhury joined Geoff as Co-Manager of the Funds.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	21.1
Fannie Mae	4.6
Ginnie Mae	2.3
Freddie Mac	2.0
Citigroup, Inc.	0.7
30.7

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	30.0%
AAA,AA,A	2.8%
BBB	9.9%
BB and Below	5.3%
Not Rated	0.4%
Equities	24.3%
Short-Term Investments and Net Other Assets	27.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	0.6
Amazon.com, Inc.	0.3
Apple, Inc.	0.3
NVIDIA Corp.	0.2
UnitedHealth Group, Inc.	0.2
1.6

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Financials	33.0
Information Technology	4.0
Consumer Discretionary	3.8
Health Care	3.7
Energy	3.3

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures	24.4%
Bond Class	48.4%
Short-Term Class	27.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 8.7% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 17.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	225,230	$78,963,339
Fidelity Consumer Staples Central Fund (a)	204,788	41,905,713
Fidelity Emerging Markets Equity Central Fund (a)	91,469	20,179,028
Fidelity Energy Central Fund (a)	300,079	41,080,792
Fidelity Financials Central Fund (a)	1,203,851	126,873,901
Fidelity Health Care Central Fund (a)	226,274	109,351,344
Fidelity Industrials Central Fund (a)	228,382	70,743,549
Fidelity Information Technology Central Fund (a)	380,873	190,356,674
Fidelity International Equity Central Fund (a)	1,562,109	132,076,285
Fidelity Materials Central Fund (a)	79,669	18,945,269
Fidelity Real Estate Equity Central Fund (a)	189,185	20,759,325
Fidelity Telecom Services Central Fund (a)	72,897	13,740,335
Fidelity Utilities Central Fund (a)	112,313	21,377,685
TOTAL EQUITY CENTRAL FUNDS
(Cost $530,520,135)		886,353,239

Fixed-Income Central Funds - 49.6%
High Yield Fixed-Income Funds - 3.1%
Fidelity Emerging Markets Debt Central Fund (a)	2,818,617	26,523,183
Fidelity Floating Rate Central Fund (a)	495,144	51,153,323
Fidelity High Income Central Fund 1 (a)	796,042	75,066,797

TOTAL HIGH YIELD FIXED-INCOME FUNDS		152,743,303

Investment Grade Fixed-Income Funds - 46.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,057,540	206,124,407
Fidelity International Credit Central Fund (a)	295,432	28,987,776
Fidelity Investment Grade Bond Central Fund (a)	19,666,607	2,069,713,719

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,304,825,902

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,357,833,777)		2,457,569,205

Money Market Central Funds - 25.6%
Fidelity Cash Central Fund, 2.11% (b)	99,637,696	99,657,624
Fidelity Money Market Central Fund, 2.34% (b)	1,167,817,573	1,167,934,354
Fidelity Securities Lending Cash Central Fund 2.11% (b)(c)	92,625	92,634
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,267,566,616)		1,267,684,612
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.03% to 2.14% 11/15/18 to 12/20/18 (d)
(Cost $5,214,934)	5,230,000	5,214,549
	Shares	Value

Investment Companies - 6.8%
iShares 20+ Year Treasury Bond ETF	1,096,298	$128,562,866
iShares Core MSCI Emerging Markets ETF	1,002,043	51,885,787
iShares MSCI Japan ETF	437,089	26,325,870
iShares S&P 500 Index ETF	446,922	130,827,477
TOTAL INVESTMENT COMPANIES
(Cost $323,796,482)		337,602,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,484,931,944)		4,954,423,605
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,183,164
NET ASSETS - 100%		$4,955,606,769

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,090	Dec. 2018	$107,664,750	$(1,919,976)	$(1,919,976)

The notional amount of futures sold as a percentage of Net Assets is 2.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,214,549.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,387,652
Fidelity Commodity Strategy Central Fund	326,977
Fidelity Consumer Discretionary Central Fund	3,305,149
Fidelity Consumer Staples Central Fund	3,870,939
Fidelity Emerging Markets Debt Central Fund	1,891,514
Fidelity Emerging Markets Equity Central Fund	3,994,277
Fidelity Energy Central Fund	922,056
Fidelity Financials Central Fund	7,597,568
Fidelity Floating Rate Central Fund	2,731,290
Fidelity Health Care Central Fund	2,810,206
Fidelity High Income Central Fund 1	8,293,000
Fidelity Industrials Central Fund	3,290,247
Fidelity Inflation-Protected Bond Index Central Fund	4,429,063
Fidelity Information Technology Central Fund	16,590,226
Fidelity International Credit Central Fund	693,831
Fidelity International Equity Central Fund	11,966,065
Fidelity Investment Grade Bond Central Fund	60,958,936
Fidelity Materials Central Fund	1,176,660
Fidelity Money Market Central Fund	23,125,834
Fidelity Real Estate Equity Central Fund	1,521,163
Fidelity Securities Lending Cash Central Fund	153,353
Fidelity Telecom Services Central Fund	1,216,653
Fidelity Utilities Central Fund	1,378,648
Total	$163,631,307

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$81,615,701	$2,179,450	$86,579,841	$7,967,033	$(5,182,343)	$--	0.0%
Fidelity Consumer Discretionary Central Fund	47,776,976	24,297,710	6,585,301	142,686	13,331,268	78,963,339	3.3%
Fidelity Consumer Staples Central Fund	33,661,797	16,580,337	4,032,609	(5,512)	(4,298,300)	41,905,713	3.2%
Fidelity Emerging Markets Debt Central Fund	28,258,400	2,903,038	2,124,336	(54,611)	(2,459,308)	26,523,183	20.1%
Fidelity Emerging Markets Equity Central Fund	76,574,948	7,128,656	64,936,577	10,065,373	(8,653,372)	20,179,028	3.0%
Fidelity Energy Central Fund	25,968,797	14,044,868	3,405,935	(31,679)	4,504,741	41,080,792	3.3%
Fidelity Financials Central Fund	93,525,823	47,719,707	12,988,271	544,339	(1,927,697)	126,873,901	3.5%
Fidelity Floating Rate Central Fund	50,573,004	4,754,208	4,248,557	41,070	33,598	51,153,323	2.2%
Fidelity Health Care Central Fund	66,972,361	32,618,015	8,379,218	165,784	17,974,402	109,351,344	3.3%
Fidelity High Income Central Fund 1	100,667,909	11,676,920	30,976,507	(125,050)	(6,176,475)	75,066,797	18.2%
Fidelity Industrials Central Fund	47,812,594	24,885,635	6,404,795	(42,045)	4,492,160	70,743,549	3.3%
Fidelity Inflation-Protected Bond Index Central Fund	198,912,696	40,322,832	29,554,176	328,280	(3,885,225)	206,124,407	18.4%
Fidelity Information Technology Central Fund	113,292,207	75,096,353	15,512,241	247,454	17,232,901	190,356,674	3.3%
Fidelity International Credit Central Fund	29,838,111	2,450,599	2,524,642	(9,493)	(455,434)	28,987,776	16.6%
Fidelity International Equity Central Fund	266,098,261	18,212,659	148,992,820	14,523,186	(17,765,001)	132,076,285	5.0%
Fidelity Investment Grade Bond Central Fund	2,128,219,648	283,437,274	271,163,847	2,308,350	(73,087,706)	2,069,713,719	25.3%
Fidelity Materials Central Fund	15,492,691	7,690,683	2,426,132	314,661	(2,126,634)	18,945,269	3.4%
Fidelity Real Estate Equity Central Fund	25,210,539	2,394,105	5,902,142	61,287	(1,004,464)	20,759,325	16.4%
Fidelity Telecom Services Central Fund	11,118,679	5,186,196	2,261,822	436,982	(739,700)	13,740,335	3.4%
Fidelity Utilities Central Fund	15,350,302	7,537,986	2,496,234	307,919	677,712	21,377,685	3.4%
Total	$3,456,941,444	$631,117,231	$711,496,003	$37,186,014	$(69,514,877)	$3,343,922,444

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$886,353,239	$886,353,239	$--	$--
Fixed-Income Central Funds	2,457,569,205	2,457,569,205	--	--
Money Market Central Funds	1,267,684,612	1,267,684,612	--	--
Other Short-Term Investments	5,214,549	--	5,214,549	--
Investment Companies	337,602,000	337,602,000	--	--
Total Investments in Securities:	$4,954,423,605	$4,949,209,056	$5,214,549	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,919,976)	$(1,919,976)	$--	$--
Total Liabilities	$(1,919,976)	$(1,919,976)	$--	$--
Total Derivative Instruments:	$(1,919,976)	$(1,919,976)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,919,976)
Total Equity Risk	0	(1,919,976)
Total Value of Derivatives	$0	$(1,919,976)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $329,011,416)	$342,816,549
Fidelity Central Funds (cost $4,155,920,528)	4,611,607,056
Total Investment in Securities (cost $4,484,931,944)		$4,954,423,605
Receivable for investments sold		1,615,772
Receivable for fund shares sold		7,740,728
Dividends receivable		571,193
Distributions receivable from Fidelity Central Funds		175,907
Receivable for daily variation margin on futures contracts		964,650
Prepaid expenses		10,765
Other receivables		1,360
Total assets		4,965,503,980
Liabilities
Payable for investments purchased	$4,421,732
Payable for fund shares redeemed	3,228,087
Accrued management fee	1,671,701
Distribution and service plan fees payable	39,719
Other affiliated payables	432,382
Other payables and accrued expenses	103,590
Total liabilities		9,897,211
Net Assets		$4,955,606,769
Net Assets consist of:
Paid in capital		$4,678,858,950
Undistributed net investment income		10,723,768
Accumulated undistributed net realized gain (loss) on investments		(201,547,634)
Net unrealized appreciation (depreciation) on investments		467,571,685
Net Assets		$4,955,606,769
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,089,299 ÷ 2,917,416 shares)		$13.40
Maximum offering price per share (100/94.25 of $13.40)		$14.22
Class M:
Net Asset Value and redemption price per share ($22,133,331 ÷ 1,655,682 shares)		$13.37
Maximum offering price per share (100/96.50 of $13.37)		$13.85
Class C:
Net Asset Value and offering price per share ($26,000,192 ÷ 1,952,655 shares)(a)		$13.32
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,819,670,589 ÷ 359,155,223 shares)		$13.42
Class I:
Net Asset Value, offering price and redemption price per share ($48,713,358 ÷ 3,631,843 shares)		$13.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$6,325,096
Interest		47,119
Income from Fidelity Central Funds		110,021,274
Total income		116,393,489
Expenses
Management fee	$20,305,883
Transfer agent fees	4,066,638
Distribution and service plan fees	492,723
Accounting and security lending fees	1,179,769
Custodian fees and expenses	3,419
Independent trustees' fees and expenses	21,421
Registration fees	230,937
Audit	38,960
Legal	11,094
Miscellaneous	35,964
Total expenses before reductions	26,386,808
Expense reductions	(52,382)
Total expenses after reductions		26,334,426
Net investment income (loss)		90,059,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,451,240
Fidelity Central Funds	37,225,557
Futures contracts	5,942,504
Capital gain distributions from Fidelity Central Funds	53,610,033
Total net realized gain (loss)		104,229,334
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,394,333
Fidelity Central Funds	(69,533,965)
Futures contracts	(1,919,976)
Total change in net unrealized appreciation (depreciation)		(64,059,608)
Net gain (loss)		40,169,726
Net increase (decrease) in net assets resulting from operations		$130,228,789

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,059,063	$74,545,949
Net realized gain (loss)	104,229,334	161,847,033
Change in net unrealized appreciation (depreciation)	(64,059,608)	(24,152,664)
Net increase (decrease) in net assets resulting from operations	130,228,789	212,240,318
Distributions to shareholders from net investment income	(86,728,993)	(73,076,459)
Distributions to shareholders from net realized gain	(100,823,387)	(24,044,746)
Total distributions	(187,552,380)	(97,121,205)
Share transactions - net increase (decrease)	(8,653,347)	(20,257,945)
Total increase (decrease) in net assets	(65,976,938)	94,861,168
Net Assets
Beginning of period	5,021,583,707	4,926,722,539
End of period	$4,955,606,769	$5,021,583,707
Other Information
Undistributed net investment income end of period	$10,723,768	$7,393,724

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 20% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.55	$13.24	$12.93	$13.56	$13.42
Income from Investment Operations
Net investment income (loss)A	.20	.16	.19	.18	.16
Net realized and unrealized gain (loss)	.11	.37	.59	(.22)	.44
Total from investment operations	.31	.53	.78	(.04)	.60
Distributions from net investment income	(.19)	(.16)	(.20)	(.17)	(.15)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.46)	(.22)B	(.47)	(.59)	(.46)C
Net asset value, end of period	$13.40	$13.55	$13.24	$12.93	$13.56
Total ReturnD,E	2.36%	4.08%	6.18%	(.33)%	4.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%	.84%	.83%	.83%	.82%
Expenses net of fee waivers, if any	.84%	.84%	.83%	.83%	.82%
Expenses net of all reductions	.84%	.83%	.83%	.83%	.82%
Net investment income (loss)	1.49%	1.21%	1.47%	1.32%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$39,089	$39,787	$42,221	$38,841	$38,733
Portfolio turnover rateH	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.065 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.52	$13.21	$12.90	$13.53	$13.40
Income from Investment Operations
Net investment income (loss)A	.16	.13	.16	.14	.12
Net realized and unrealized gain (loss)	.12	.37	.58	(.21)	.43
Total from investment operations	.28	.50	.74	(.07)	.55
Distributions from net investment income	(.16)	(.12)	(.17)	(.14)	(.12)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.43)	(.19)	(.43)B	(.56)	(.42)
Net asset value, end of period	$13.37	$13.52	$13.21	$12.90	$13.53
Total ReturnC,D	2.10%	3.81%	5.93%	(.59)%	4.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.10%	1.10%	1.09%	1.10%	1.10%
Expenses net of fee waivers, if any	1.10%	1.10%	1.09%	1.10%	1.10%
Expenses net of all reductions	1.10%	1.10%	1.09%	1.10%	1.09%
Net investment income (loss)	1.23%	.95%	1.21%	1.06%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$22,133	$22,474	$25,052	$19,162	$21,010
Portfolio turnover rateG	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.47	$13.17	$12.85	$13.48	$13.35
Income from Investment Operations
Net investment income (loss)A	.10	.06	.09	.07	.05
Net realized and unrealized gain (loss)	.11	.36	.60	(.21)	.43
Total from investment operations	.21	.42	.69	(.14)	.48
Distributions from net investment income	(.09)	(.06)	(.10)	(.07)	(.05)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.36)	(.12)B	(.37)	(.49)	(.35)
Net asset value, end of period	$13.32	$13.47	$13.17	$12.85	$13.48
Total ReturnC,D	1.59%	3.25%	5.49%	(1.09)%	3.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.59%	1.59%	1.59%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59%	1.59%	1.59%	1.60%	1.60%
Expenses net of all reductions	1.59%	1.59%	1.59%	1.60%	1.60%
Net investment income (loss)	.74%	.45%	.71%	.56%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$26,000	$28,217	$29,337	$28,515	$26,225
Portfolio turnover rateG	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.065 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.26	$12.94	$13.57	$13.44
Income from Investment Operations
Net investment income (loss)A	.24	.20	.23	.22	.20
Net realized and unrealized gain (loss)	.12	.37	.60	(.22)	.43
Total from investment operations	.36	.57	.83	–	.63
Distributions from net investment income	(.24)	(.20)	(.24)	(.21)	(.20)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.51)	(.26)B	(.51)	(.63)	(.50)
Net asset value, end of period	$13.42	$13.57	$13.26	$12.94	$13.57
Total ReturnC	2.68%	4.40%	6.58%	(.04)%	4.80%
Ratios to Average Net AssetsD,E
Expenses before reductions	.52%	.52%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.52%	.52%	.52%	.53%	.53%
Expenses net of all reductions	.51%	.52%	.52%	.52%	.52%
Net investment income (loss)	1.81%	1.52%	1.78%	1.63%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$4,819,671	$4,880,833	$4,802,797	$4,685,019	$4,923,702
Portfolio turnover rateF	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.065 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.26	$12.94	$13.57	$13.44
Income from Investment Operations
Net investment income (loss)A	.24	.20	.22	.21	.19
Net realized and unrealized gain (loss)	.10	.37	.60	(.21)	.43
Total from investment operations	.34	.57	.82	–	.62
Distributions from net investment income	(.23)	(.19)	(.24)	(.21)	(.19)
Distributions from net realized gain	(.27)	(.07)	(.27)	(.42)	(.30)
Total distributions	(.50)	(.26)	(.50)B	(.63)	(.49)
Net asset value, end of period	$13.41	$13.57	$13.26	$12.94	$13.57
Total ReturnC	2.57%	4.35%	6.56%	(.08)%	4.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%	.56%	.57%	.57%	.56%
Expenses net of fee waivers, if any	.55%	.56%	.57%	.57%	.56%
Expenses net of all reductions	.55%	.56%	.57%	.57%	.56%
Net investment income (loss)	1.78%	1.48%	1.73%	1.59%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$48,713	$50,272	$27,315	$16,388	$14,204
Portfolio turnover rateF	24%	22%	19%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	21.0
Fannie Mae	4.6
Ginnie Mae	2.3
Freddie Mac	2.0
Citigroup, Inc.	0.7
30.6

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	29.9%
AAA,AA,A	2.8%
BBB	9.9%
BB and Below	5.3%
Not Rated	0.4%
Equities	34.8%
Short-Term Investments and Net Other Assets	16.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	0.8
Amazon.com, Inc.	0.6
Apple, Inc.	0.4
NVIDIA Corp.	0.4
UnitedHealth Group, Inc.	0.3
2.5

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Financials	23.8
Information Technology	5.9
Consumer Discretionary	5.4
Health Care	5.1
Energy	3.9

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures	34.8%
Bond Class	48.3%
Short-Term Class	16.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 12.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 28.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	109,471	$38,379,336
Fidelity Consumer Staples Central Fund (a)	99,187	20,296,601
Fidelity Emerging Markets Equity Central Fund (a)	72,955	16,094,590
Fidelity Energy Central Fund (a)	145,096	19,863,660
Fidelity Financials Central Fund (a)	585,843	61,741,989
Fidelity Health Care Central Fund (a)	109,592	52,962,678
Fidelity Industrials Central Fund (a)	112,307	34,788,287
Fidelity Information Technology Central Fund (a)	183,793	91,858,089
Fidelity International Equity Central Fund (a)	884,721	74,803,125
Fidelity Materials Central Fund (a)	38,668	9,195,331
Fidelity Real Estate Equity Central Fund (a)	60,941	6,687,035
Fidelity Telecom Services Central Fund (a)	35,501	6,691,539
Fidelity Utilities Central Fund (a)	54,741	10,419,472
TOTAL EQUITY CENTRAL FUNDS
(Cost $314,659,170)		443,781,732

Fixed-Income Central Funds - 49.4%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	837,330	7,879,274
Fidelity Floating Rate Central Fund (a)	153,495	15,857,545
Fidelity High Income Central Fund 1 (a)	252,447	23,805,744

TOTAL HIGH YIELD FIXED-INCOME FUNDS		47,542,563

Investment Grade Fixed-Income Funds - 46.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	650,641	65,181,254
Fidelity International Credit Central Fund (a)	93,613	9,185,262
Fidelity Investment Grade Bond Central Fund (a)	6,233,015	655,962,465

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		730,328,981

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $778,287,604)		777,871,544

Money Market Central Funds - 15.0%
Fidelity Cash Central Fund, 2.11% (b)	37,268,331	37,275,785
Fidelity Money Market Central Fund, 2.34% (b)	198,267,154	198,286,981
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $235,548,762)		235,562,766
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.14% 10/18/18 to 12/20/18 (c)
(Cost $2,224,806)	2,230,000	2,224,657
	Shares	Value

Investment Companies - 7.2%
iShares 20+ Year Treasury Bond ETF	323,186	$37,900,022
iShares Core MSCI Emerging Markets ETF	337,000	17,449,860
iShares MSCI Japan ETF	229,566	13,826,760
iShares S&P 500 Index ETF	148,162	43,371,462
TOTAL INVESTMENT COMPANIES
(Cost $108,203,939)		112,548,104
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,438,924,281)		1,571,988,803
NET OTHER ASSETS (LIABILITIES) - 0.1%		907,869
NET ASSETS - 100%		$1,572,896,672

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	463	Dec. 2018	$45,732,825	$(815,511)	$(815,511)

The notional amount of futures sold as a percentage of Net Assets is 2.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,224,657.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$460,425
Fidelity Commodity Strategy Central Fund	88,978
Fidelity Consumer Discretionary Central Fund	1,529,551
Fidelity Consumer Staples Central Fund	1,788,132
Fidelity Emerging Markets Debt Central Fund	504,637
Fidelity Emerging Markets Equity Central Fund	1,646,407
Fidelity Energy Central Fund	426,028
Fidelity Financials Central Fund	3,518,060
Fidelity Floating Rate Central Fund	766,681
Fidelity Health Care Central Fund	1,302,144
Fidelity High Income Central Fund 1	2,259,198
Fidelity Industrials Central Fund	1,526,705
Fidelity Inflation-Protected Bond Index Central Fund	1,173,945
Fidelity Information Technology Central Fund	7,631,095
Fidelity International Credit Central Fund	191,553
Fidelity International Equity Central Fund	5,021,019
Fidelity Investment Grade Bond Central Fund	17,551,939
Fidelity Materials Central Fund	543,279
Fidelity Money Market Central Fund	3,829,180
Fidelity Real Estate Equity Central Fund	404,532
Fidelity Securities Lending Cash Central Fund	1,991
Fidelity Telecom Services Central Fund	562,733
Fidelity Utilities Central Fund	640,359
Total	$53,368,571

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$20,908,686	$4,799,289	$26,306,273	$1,708,293	$(1,109,995)	$--	0.0%
Fidelity Consumer Discretionary Central Fund	20,151,665	13,770,629	1,774,479	(20,435)	6,251,956	38,379,336	1.6%
Fidelity Consumer Staples Central Fund	14,110,572	9,352,298	1,106,477	(83,305)	(1,976,487)	20,296,601	1.6%
Fidelity Emerging Markets Debt Central Fund	6,559,204	2,264,980	265,575	(5,782)	(673,553)	7,879,274	6.0%
Fidelity Emerging Markets Equity Central Fund	24,542,923	8,050,262	15,495,507	2,088,964	(3,092,052)	16,094,590	2.4%
Fidelity Energy Central Fund	11,087,939	7,602,180	900,494	(36,061)	2,110,096	19,863,660	1.6%
Fidelity Financials Central Fund	39,386,356	26,756,123	3,581,076	(111,646)	(707,768)	61,741,989	1.7%
Fidelity Floating Rate Central Fund	12,078,914	4,287,713	531,142	170	21,890	15,857,545	0.7%
Fidelity Health Care Central Fund	28,245,564	18,309,648	2,264,303	(29,918)	8,701,687	52,962,678	1.6%
Fidelity High Income Central Fund 1	24,266,790	8,551,717	7,348,555	(205,251)	(1,458,957)	23,805,744	5.8%
Fidelity Industrials Central Fund	20,183,019	14,294,023	1,772,093	(45,838)	2,129,176	34,788,287	1.6%
Fidelity Inflation-Protected Bond Index Central Fund	47,952,216	23,410,330	5,257,157	(33,527)	(890,608)	65,181,254	5.8%
Fidelity Information Technology Central Fund	47,963,833	40,071,017	4,308,518	(118,677)	8,250,434	91,858,089	1.6%
Fidelity International Credit Central Fund	7,192,369	2,528,827	318,684	(1,944)	(134,699)	9,185,262	5.3%
Fidelity International Equity Central Fund	91,819,823	27,816,510	42,388,100	759,072	(3,204,180)	74,803,125	2.8%
Fidelity Investment Grade Bond Central Fund	512,993,352	219,724,988	56,571,695	(819,075)	(19,365,105)	655,962,465	8.0%
Fidelity Materials Central Fund	6,610,823	4,290,091	829,473	(22,586)	(853,524)	9,195,331	1.6%
Fidelity Real Estate Equity Central Fund	5,938,804	1,998,255	1,068,556	(78,407)	(103,061)	6,687,035	5.3%
Fidelity Telecom Services Central Fund	4,665,749	2,912,486	756,762	(48,073)	(81,861)	6,691,539	1.6%
Fidelity Utilities Central Fund	6,394,663	4,213,226	628,368	(10,283)	450,234	10,419,472	1.7%
Total	$953,053,264	$445,004,592	$173,473,287	$2,885,691	$(5,736,377)	$1,221,653,276

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$443,781,732	$443,781,732	$--	$--
Fixed-Income Central Funds	777,871,544	777,871,544	--	--
Money Market Central Funds	235,562,766	235,562,766	--	--
Other Short-Term Investments	2,224,657	--	2,224,657	--
Investment Companies	112,548,104	112,548,104	--	--
Total Investments in Securities:	$1,571,988,803	$1,569,764,146	$2,224,657	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(815,511)	$(815,511)	$--	$--
Total Liabilities	$(815,511)	$(815,511)	$--	$--
Total Derivative Instruments:	$(815,511)	$(815,511)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(815,511)
Total Equity Risk	0	(815,511)
Total Value of Derivatives	$0	$(815,511)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
United Kingdom	2.0%
Japan	1.1%
Netherlands	1.1%
Others (Individually Less Than 1%)	8.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $110,428,745)	$114,772,761
Fidelity Central Funds (cost $1,328,495,536)	1,457,216,042
Total Investment in Securities (cost $1,438,924,281)		$1,571,988,803
Receivable for investments sold		466,893
Receivable for fund shares sold		9,784,802
Dividends receivable		189,257
Distributions receivable from Fidelity Central Funds		63,362
Receivable for daily variation margin on futures contracts		409,755
Prepaid expenses		3,279
Other receivables		433
Total assets		1,582,906,584
Liabilities
Payable for investments purchased	$7,191,568
Payable for fund shares redeemed	2,042,614
Accrued management fee	524,832
Distribution and service plan fees payable	32,182
Other affiliated payables	143,166
Other payables and accrued expenses	75,550
Total liabilities		10,009,912
Net Assets		$1,572,896,672
Net Assets consist of:
Paid in capital		$1,468,814,928
Undistributed net investment income		3,196,727
Accumulated undistributed net realized gain (loss) on investments		(31,363,994)
Net unrealized appreciation (depreciation) on investments		132,249,011
Net Assets		$1,572,896,672
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($28,712,705 ÷ 2,575,304 shares)		$11.15
Maximum offering price per share (100/94.25 of $11.15)		$11.83
Class M:
Net Asset Value and redemption price per share ($14,472,571 ÷ 1,300,046 shares)		$11.13
Maximum offering price per share (100/96.50 of $11.13)		$11.53
Class C:
Net Asset Value and offering price per share ($24,910,510 ÷ 2,249,493 shares)(a)		$11.07
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($1,480,982,533 ÷ 132,869,382 shares)		$11.15
Class I:
Net Asset Value, offering price and redemption price per share ($23,818,353 ÷ 2,136,934 shares)		$11.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$1,755,104
Interest		18,389
Income from Fidelity Central Funds		31,350,704
Total income		33,124,197
Expenses
Management fee	$5,827,665
Transfer agent fees	1,118,241
Distribution and service plan fees	370,332
Accounting and security lending fees	489,521
Custodian fees and expenses	1,587
Independent trustees' fees and expenses	6,035
Registration fees	194,206
Audit	38,960
Legal	2,641
Miscellaneous	9,064
Total expenses before reductions	8,058,252
Expense reductions	(13,965)
Total expenses after reductions		8,044,287
Net investment income (loss)		25,079,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,222,241
Fidelity Central Funds	2,890,562
Futures contracts	2,097,372
Capital gain distributions from Fidelity Central Funds	22,017,867
Total net realized gain (loss)		29,228,042
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,932,052
Fidelity Central Funds	(5,740,286)
Futures contracts	(815,511)
Total change in net unrealized appreciation (depreciation)		(4,623,745)
Net gain (loss)		24,604,297
Net increase (decrease) in net assets resulting from operations		$49,684,207

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,079,910	$16,363,483
Net realized gain (loss)	29,228,042	25,562,017
Change in net unrealized appreciation (depreciation)	(4,623,745)	26,032,421
Net increase (decrease) in net assets resulting from operations	49,684,207	67,957,921
Distributions to shareholders from net investment income	(23,859,157)	(15,721,719)
Distributions to shareholders from net realized gain	(21,589,863)	(2,129,556)
Total distributions	(45,449,020)	(17,851,275)
Share transactions - net increase (decrease)	352,505,002	159,982,022
Total increase (decrease) in net assets	356,740,189	210,088,668
Net Assets
Beginning of period	1,216,156,483	1,006,067,815
End of period	$1,572,896,672	$1,216,156,483
Other Information
Undistributed net investment income end of period	$3,196,727	$1,976,293

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 30% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$10.62	$10.19	$10.71	$10.43
Income from Investment Operations
Net investment income (loss)A	.16	.13	.16	.15	.14
Net realized and unrealized gain (loss)	.21	.51	.60	(.23)	.46
Total from investment operations	.37	.64	.76	(.08)	.60
Distributions from net investment income	(.15)	(.13)	(.17)	(.15)	(.13)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.33)	(.15)	(.33)	(.44)B	(.32)C
Net asset value, end of period	$11.15	$11.11	$10.62	$10.19	$10.71
Total ReturnD,E	3.40%	6.06%	7.61%	(.79)%	5.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%	.85%	.85%	.86%	.85%
Expenses net of fee waivers, if any	.84%	.85%	.85%	.86%	.85%
Expenses net of all reductions	.84%	.85%	.85%	.86%	.85%
Net investment income (loss)	1.47%	1.24%	1.58%	1.45%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$28,713	$22,457	$23,868	$21,424	$22,071
Portfolio turnover rateH	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$10.61	$10.18	$10.70	$10.42
Income from Investment Operations
Net investment income (loss)A	.13	.11	.14	.13	.11
Net realized and unrealized gain (loss)	.21	.50	.59	(.23)	.46
Total from investment operations	.34	.61	.73	(.10)	.57
Distributions from net investment income	(.13)	(.10)	(.14)	(.12)	(.10)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.31)	(.12)	(.30)	(.42)	(.29)B
Net asset value, end of period	$11.13	$11.10	$10.61	$10.18	$10.70
Total ReturnC,D	3.08%	5.81%	7.33%	(1.02)%	5.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.10%	1.11%	1.11%	1.12%	1.13%
Expenses net of fee waivers, if any	1.09%	1.11%	1.11%	1.12%	1.13%
Expenses net of all reductions	1.09%	1.11%	1.11%	1.12%	1.13%
Net investment income (loss)	1.21%	.98%	1.32%	1.18%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$14,473	$13,023	$11,834	$11,098	$9,932
Portfolio turnover rateG	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.57	$10.14	$10.66	$10.38
Income from Investment Operations
Net investment income (loss)A	.08	.05	.08	.07	.06
Net realized and unrealized gain (loss)	.20	.49	.60	(.22)	.46
Total from investment operations	.28	.54	.68	(.15)	.52
Distributions from net investment income	(.07)	(.05)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.25)	(.07)	(.25)	(.37)	(.24)
Net asset value, end of period	$11.07	$11.04	$10.57	$10.14	$10.66
Total ReturnB,C	2.59%	5.16%	6.85%	(1.51)%	5.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.61%	1.61%	1.61%	1.62%	1.62%
Expenses net of fee waivers, if any	1.61%	1.61%	1.61%	1.62%	1.62%
Expenses net of all reductions	1.61%	1.61%	1.61%	1.61%	1.61%
Net investment income (loss)	.70%	.47%	.82%	.69%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$24,911	$20,979	$21,579	$19,621	$16,976
Portfolio turnover rateF	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$10.63	$10.20	$10.71	$10.43
Income from Investment Operations
Net investment income (loss)A	.20	.17	.20	.19	.17
Net realized and unrealized gain (loss)	.21	.49	.59	(.22)	.46
Total from investment operations	.41	.66	.79	(.03)	.63
Distributions from net investment income	(.19)	(.16)	(.20)	(.18)	(.17)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.37)	(.18)	(.36)	(.48)	(.35)
Net asset value, end of period	$11.15	$11.11	$10.63	$10.20	$10.71
Total ReturnB	3.75%	6.32%	7.94%	(.38)%	6.19%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.54%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.53%	.54%	.54%	.55%	.55%
Expenses net of all reductions	.53%	.53%	.53%	.54%	.55%
Net investment income (loss)	1.78%	1.55%	1.90%	1.76%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,480,983	$1,139,197	$937,285	$820,206	$757,908
Portfolio turnover rateE	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$10.62	$10.20	$10.71	$10.43
Income from Investment Operations
Net investment income (loss)A	.19	.16	.19	.18	.16
Net realized and unrealized gain (loss)	.21	.50	.59	(.22)	.47
Total from investment operations	.40	.66	.78	(.04)	.63
Distributions from net investment income	(.18)	(.15)	(.20)	(.17)	(.16)
Distributions from net realized gain	(.18)	(.02)	(.16)	(.30)	(.18)
Total distributions	(.36)	(.17)	(.36)	(.47)	(.35)B
Net asset value, end of period	$11.15	$11.11	$10.62	$10.20	$10.71
Total ReturnC	3.66%	6.32%	7.80%	(.46)%	6.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.61%	.62%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.61%	.62%	.60%	.61%	.62%
Expenses net of all reductions	.61%	.62%	.60%	.61%	.62%
Net investment income (loss)	1.70%	1.46%	1.84%	1.69%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$23,818	$20,500	$11,501	$8,759	$8,616
Portfolio turnover rateF	18%	24%	24%	22%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	18.8
Fannie Mae	4.2
Ginnie Mae	2.0
Freddie Mac	1.7
Citigroup, Inc.	0.6
27.3

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	26.7%
AAA,AA,A	2.4%
BBB	8.7%
BB and Below	5.1%
Not Rated	0.4%
Equities*	45.6%
Short-Term Investments and Net Other Assets	11.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	1.1
Amazon.com, Inc.	0.8
Apple, Inc.	0.5
NVIDIA Corp.	0.5
UnitedHealth Group, Inc.	0.4
3.3

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Financials	19.0
Information Technology	7.7
Health Care	6.3
Consumer Discretionary	6.2
Industrials	4.7

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures*	45.6%
Bond Class	43.2%
Short-Term Class	11.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 15.0% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 37.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	668,422	$3,502,529
Fidelity Consumer Discretionary Central Fund (a)	153,113	53,679,862
Fidelity Consumer Staples Central Fund (a)	139,194	28,483,320
Fidelity Emerging Markets Equity Central Fund (a)	121,639	26,834,776
Fidelity Energy Central Fund (a)	202,525	27,725,615
Fidelity Financials Central Fund (a)	817,641	86,171,172
Fidelity Health Care Central Fund (a)	153,676	74,267,165
Fidelity Industrials Central Fund (a)	157,819	48,886,065
Fidelity Information Technology Central Fund (a)	255,693	127,792,913
Fidelity International Equity Central Fund (a)	1,373,847	116,158,802
Fidelity Materials Central Fund (a)	53,822	12,798,774
Fidelity Real Estate Equity Central Fund (a)	63,884	7,009,997
Fidelity Telecom Services Central Fund (a)	50,191	9,460,525
Fidelity Utilities Central Fund (a)	76,642	14,587,978
TOTAL EQUITY CENTRAL FUNDS
(Cost $443,757,666)		637,359,493

Fixed-Income Central Funds - 44.3%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	876,003	8,243,186
Fidelity Floating Rate Central Fund (a)	160,717	16,603,656
Fidelity High Income Central Fund 1 (a)	268,918	25,358,994

TOTAL HIGH YIELD FIXED-INCOME FUNDS		50,205,836

Investment Grade Fixed-Income Funds - 41.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	663,504	66,469,796
Fidelity International Credit Central Fund (a)	99,189	9,732,393
Fidelity Investment Grade Bond Central Fund(a)	5,878,842	618,689,316

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		694,891,505

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $747,969,627)		745,097,341

Money Market Central Funds - 9.2%
Fidelity Cash Central Fund, 2.11% (b)	42,721,869	42,730,414
Fidelity Money Market Central Fund, 2.34% (b)	111,540,604	111,551,758
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $154,270,536)		154,282,172
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.14% 10/18/18 to 12/20/18 (c)
(Cost $3,192,883)	3,200,000	3,192,690
	Shares	Value

Investment Companies - 8.4%
iShares 20+ Year Treasury Bond ETF	336,774	$39,493,487
iShares Core MSCI Emerging Markets ETF	411,634	21,314,409
iShares MSCI Japan ETF	281,408	16,949,204
iShares S&P 500 Index ETF	219,709	64,315,416
TOTAL INVESTMENT COMPANIES
(Cost $135,769,347)		142,072,516
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,484,960,059)		1,682,004,212
NET OTHER ASSETS (LIABILITIES) - 0.0%		616,034
NET ASSETS - 100%		$1,682,620,246

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	667	Dec. 2018	$65,882,925	$(1,174,863)	$(1,174,863)

The notional amount of futures sold as a percentage of Net Assets is 3.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,192,690.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$509,254
Fidelity Commodity Strategy Central Fund	873,672
Fidelity Consumer Discretionary Central Fund	2,436,830
Fidelity Consumer Staples Central Fund	2,824,023
Fidelity Emerging Markets Debt Central Fund	552,693
Fidelity Emerging Markets Equity Central Fund	2,444,902
Fidelity Energy Central Fund	650,665
Fidelity Financials Central Fund	5,589,273
Fidelity Floating Rate Central Fund	836,897
Fidelity Health Care Central Fund	2,069,206
Fidelity High Income Central Fund 1	2,537,813
Fidelity Industrials Central Fund	2,428,973
Fidelity Inflation-Protected Bond Index Central Fund	1,320,243
Fidelity Information Technology Central Fund	12,284,526
Fidelity International Credit Central Fund	305,497
Fidelity International Equity Central Fund	7,497,085
Fidelity Investment Grade Bond Central Fund	17,128,018
Fidelity Materials Central Fund	862,094
Fidelity Money Market Central Fund	2,620,513
Fidelity Real Estate Equity Central Fund	453,916
Fidelity Securities Lending Cash Central Fund	24,989
Fidelity Telecom Services Central Fund	905,530
Fidelity Utilities Central Fund	1,015,440
Total	$68,172,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$28,997,283	$4,715,190	$30,375,253	$1,831,414	$(1,666,105)	$3,502,529	2.0%
Fidelity Consumer Discretionary Central Fund	33,693,523	13,157,869	2,572,132	(5,511)	9,406,113	53,679,862	2.2%
Fidelity Consumer Staples Central Fund	23,680,165	9,630,700	1,527,939	(101,967)	(3,197,639)	28,483,320	2.2%
Fidelity Emerging Markets Debt Central Fund	7,610,067	1,699,619	326,814	(10,759)	(728,927)	8,243,186	6.2%
Fidelity Emerging Markets Equity Central Fund	34,805,209	10,103,256	15,740,338	1,365,189	(3,698,540)	26,834,776	4.0%
Fidelity Energy Central Fund	18,556,317	7,218,468	1,319,619	(44,031)	3,314,480	27,725,615	2.2%
Fidelity Financials Central Fund	66,065,421	26,350,658	5,270,698	(122,566)	(851,643)	86,171,172	2.4%
Fidelity Floating Rate Central Fund	14,102,399	3,130,873	653,622	(527)	24,533	16,603,656	0.7%
Fidelity Health Care Central Fund	47,272,499	17,746,607	3,339,934	(40,303)	12,628,296	74,267,165	2.2%
Fidelity High Income Central Fund 1	28,578,179	6,663,451	7,995,477	(198,790)	(1,688,369)	25,358,994	6.1%
Fidelity Industrials Central Fund	34,261,441	14,407,453	2,911,414	(52,789)	3,181,374	48,886,065	2.3%
Fidelity Inflation-Protected Bond Index Central Fund	56,294,569	17,332,769	6,087,293	(14,199)	(1,056,050)	66,469,796	5.9%
Fidelity Information Technology Central Fund	80,838,876	41,259,592	6,200,667	(127,199)	12,022,311	127,792,913	2.2%
Fidelity International Credit Central Fund	8,439,314	1,925,617	390,871	(2,623)	(147,057)	9,732,393	5.6%
Fidelity International Equity Central Fund	138,299,292	27,255,717	45,589,108	1,392,767	(5,199,866)	116,158,802	4.4%
Fidelity Investment Grade Bond Central Fund	528,672,680	166,142,404	56,194,682	(998,715)	(18,932,371)	618,689,316	7.6%
Fidelity Materials Central Fund	11,077,240	4,204,943	1,262,560	(12,971)	(1,207,878)	12,798,774	2.3%
Fidelity Real Estate Equity Central Fund	6,990,835	1,506,383	1,252,649	(77,423)	(157,149)	7,009,997	5.5%
Fidelity Telecom Services Central Fund	7,736,734	3,022,256	989,904	(47,903)	(260,658)	9,460,525	2.3%
Fidelity Utilities Central Fund	10,838,200	4,215,762	1,020,501	(7,843)	562,360	14,587,978	2.3%
Total	$1,186,810,243	$381,689,587	$191,021,475	$2,723,251	$2,347,215	$1,382,456,834

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$637,359,493	$637,359,493	$--	$--
Fixed-Income Central Funds	745,097,341	745,097,341	--	--
Money Market Central Funds	154,282,172	154,282,172	--	--
Other Short-Term Investments	3,192,690	--	3,192,690	--
Investment Companies	142,072,516	142,072,516	--	--
Total Investments in Securities:	$1,682,004,212	$1,678,811,522	$3,192,690	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,174,863)	$(1,174,863)	$--	$--
Total Liabilities	$(1,174,863)	$(1,174,863)	$--	$--
Total Derivative Instruments:	$(1,174,863)	$(1,174,863)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,174,863)
Total Equity Risk	0	(1,174,863)
Total Value of Derivatives	$0	$(1,174,863)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.0%
United Kingdom	2.5%
Japan	1.6%
Netherlands	1.1%
Others (Individually Less Than 1%)	9.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $138,962,230)	$145,265,206
Fidelity Central Funds (cost $1,345,997,829)	1,536,739,006
Total Investment in Securities (cost $1,484,960,059)		$1,682,004,212
Receivable for investments sold		622,833
Receivable for fund shares sold		1,625,125
Dividends receivable		280,650
Distributions receivable from Fidelity Central Funds		72,394
Receivable for daily variation margin on futures contracts		590,295
Prepaid expenses		3,558
Other receivables		672
Total assets		1,685,199,739
Liabilities
Payable for investments purchased	$149,812
Payable for fund shares redeemed	1,596,464
Accrued management fee	565,639
Distribution and service plan fees payable	34,396
Other affiliated payables	156,232
Other payables and accrued expenses	76,950
Total liabilities		2,579,493
Net Assets		$1,682,620,246
Net Assets consist of:
Paid in capital		$1,504,346,210
Undistributed net investment income		8,195,753
Accumulated undistributed net realized gain (loss) on investments		(25,791,007)
Net unrealized appreciation (depreciation) on investments		195,869,290
Net Assets		$1,682,620,246
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,072,758 ÷ 3,208,129 shares)		$11.87
Maximum offering price per share (100/94.25 of $11.87)		$12.59
Class M:
Net Asset Value and redemption price per share ($12,317,713 ÷ 1,039,901 shares)		$11.85
Maximum offering price per share (100/96.50 of $11.85)		$12.28
Class C:
Net Asset Value and offering price per share ($25,656,123 ÷ 2,173,518 shares)(a)		$11.80
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,577,393,153 ÷ 132,912,439 shares)		$11.87
Class I:
Net Asset Value, offering price and redemption price per share ($29,180,499 ÷ 2,458,460 shares)		$11.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$2,060,623
Interest		24,168
Income from Fidelity Central Funds		33,698,904
Total income		35,783,695
Expenses
Management fee	$6,472,213
Transfer agent fees	1,261,428
Distribution and service plan fees	401,887
Accounting and security lending fees	538,242
Custodian fees and expenses	1,797
Independent trustees' fees and expenses	6,746
Registration fees	172,890
Audit	38,960
Legal	3,091
Miscellaneous	10,584
Total expenses before reductions	8,907,838
Expense reductions	(17,857)
Total expenses after reductions		8,889,981
Net investment income (loss)		26,893,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,816,070
Fidelity Central Funds	2,730,645
Futures contracts	2,670,189
Capital gain distributions from Fidelity Central Funds	34,473,148
Total net realized gain (loss)		43,690,052
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,223,192
Fidelity Central Funds	2,340,411
Futures contracts	(1,174,863)
Total change in net unrealized appreciation (depreciation)		3,388,740
Net gain (loss)		47,078,792
Net increase (decrease) in net assets resulting from operations		$73,972,506

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,893,714	$19,222,282
Net realized gain (loss)	43,690,052	23,619,947
Change in net unrealized appreciation (depreciation)	3,388,740	62,588,007
Net increase (decrease) in net assets resulting from operations	73,972,506	105,430,236
Distributions to shareholders from net investment income	(24,345,900)	(17,947,374)
Distributions to shareholders from net realized gain	(23,502,413)	(2,200,401)
Total distributions	(47,848,313)	(20,147,775)
Share transactions - net increase (decrease)	220,737,989	178,133,653
Total increase (decrease) in net assets	246,862,182	263,416,114
Net Assets
Beginning of period	1,435,758,064	1,172,341,950
End of period	$1,682,620,246	$1,435,758,064
Other Information
Undistributed net investment income end of period	$8,195,753	$5,647,941

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 40% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.95	$10.39	$10.96	$10.66
Income from Investment Operations
Net investment income (loss)A	.17	.14	.16	.16	.14
Net realized and unrealized gain (loss)	.36	.73	.70	(.28)	.59
Total from investment operations	.53	.87	.86	(.12)	.73
Distributions from net investment income	(.15)	(.13)	(.17)	(.14)	(.15)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.33)	(.15)	(.30)	(.45)	(.43)
Net asset value, end of period	$11.87	$11.67	$10.95	$10.39	$10.96
Total ReturnB,C	4.62%	8.01%	8.44%	(1.19)%	6.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%	.84%	.84%	.85%	.85%
Expenses net of fee waivers, if any	.84%	.84%	.84%	.85%	.85%
Expenses net of all reductions	.84%	.84%	.84%	.84%	.85%
Net investment income (loss)	1.41%	1.21%	1.53%	1.44%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$38,073	$36,200	$40,046	$30,959	$25,419
Portfolio turnover rateF	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$10.93	$10.37	$10.94	$10.64
Income from Investment Operations
Net investment income (loss)A	.13	.11	.13	.13	.11
Net realized and unrealized gain (loss)	.37	.73	.70	(.28)	.59
Total from investment operations	.50	.84	.83	(.15)	.70
Distributions from net investment income	(.12)	(.10)	(.14)	(.11)	(.12)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.30)	(.12)	(.27)	(.42)	(.40)
Net asset value, end of period	$11.85	$11.65	$10.93	$10.37	$10.94
Total ReturnB,C	4.35%	7.75%	8.12%	(1.45)%	6.72%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.10%	1.12%	1.12%	1.11%	1.12%
Expenses net of fee waivers, if any	1.10%	1.11%	1.12%	1.11%	1.12%
Expenses net of all reductions	1.10%	1.11%	1.12%	1.10%	1.12%
Net investment income (loss)	1.14%	.94%	1.25%	1.18%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$12,318	$11,665	$10,297	$9,309	$8,295
Portfolio turnover rateF	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$10.90	$10.34	$10.91	$10.62
Income from Investment Operations
Net investment income (loss)A	.08	.05	.08	.07	.06
Net realized and unrealized gain (loss)	.35	.73	.70	(.27)	.58
Total from investment operations	.43	.78	.78	(.20)	.64
Distributions from net investment income	(.06)	(.05)	(.09)	(.06)	(.07)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.24)	(.07)	(.22)	(.37)	(.35)
Net asset value, end of period	$11.80	$11.61	$10.90	$10.34	$10.91
Total ReturnB,C	3.77%	7.16%	7.62%	(1.94)%	6.17%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.60%	1.61%	1.61%	1.62%	1.62%
Expenses net of fee waivers, if any	1.60%	1.61%	1.61%	1.62%	1.62%
Expenses net of all reductions	1.60%	1.61%	1.61%	1.62%	1.62%
Net investment income (loss)	.64%	.45%	.76%	.67%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$25,656	$23,354	$22,064	$19,515	$15,769
Portfolio turnover rateF	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.95	$10.39	$10.96	$10.66
Income from Investment Operations
Net investment income (loss)A	.20	.17	.19	.19	.17
Net realized and unrealized gain (loss)	.37	.73	.70	(.28)	.59
Total from investment operations	.57	.90	.89	(.09)	.76
Distributions from net investment income	(.19)	(.16)	(.20)	(.17)	(.18)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.37)	(.18)	(.33)	(.48)	(.46)
Net asset value, end of period	$11.87	$11.67	$10.95	$10.39	$10.96
Total ReturnB	4.95%	8.35%	8.76%	(.90)%	7.29%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.54%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.53%	.54%	.54%	.55%	.56%
Expenses net of all reductions	.53%	.53%	.54%	.54%	.56%
Net investment income (loss)	1.71%	1.52%	1.83%	1.74%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,577,393	$1,344,514	$1,084,411	$917,607	$769,619
Portfolio turnover rateE	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$10.95	$10.39	$10.96	$10.66
Income from Investment Operations
Net investment income (loss)A	.20	.17	.19	.18	.17
Net realized and unrealized gain (loss)	.36	.73	.69	(.27)	.58
Total from investment operations	.56	.90	.88	(.09)	.75
Distributions from net investment income	(.18)	(.16)	(.19)	(.17)	(.18)
Distributions from net realized gain	(.18)	(.02)	(.13)	(.31)	(.28)
Total distributions	(.36)	(.18)	(.32)	(.48)	(.45)B
Net asset value, end of period	$11.87	$11.67	$10.95	$10.39	$10.96
Total ReturnC	4.91%	8.32%	8.67%	(.90)%	7.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	.56%	.58%	.60%	.58%
Expenses net of fee waivers, if any	.56%	.56%	.58%	.60%	.58%
Expenses net of all reductions	.56%	.56%	.58%	.60%	.57%
Net investment income (loss)	1.68%	1.49%	1.79%	1.69%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$29,180	$20,025	$15,525	$20,038	$4,256
Portfolio turnover rateF	17%	20%	22%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	1.3
Amazon.com, Inc.	1.0
Apple, Inc.	0.7
NVIDIA Corp.	0.6
UnitedHealth Group, Inc.	0.6
Activision Blizzard, Inc.	0.4
Becton, Dickinson & Co.	0.4
Boston Scientific Corp.	0.4
Salesforce.com, Inc.	0.4
Citigroup, Inc.	0.3
6.1

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Financials	15.7
Information Technology	9.8
Health Care	7.5
Consumer Discretionary	7.4
Industrials	5.5

Top Five Bond Issuers as of September 30, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	16.7
Fannie Mae	3.6
Ginnie Mae	1.7
Freddie Mac	1.5
Citigroup, Inc.	0.5
24.0

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	23.5%
AAA,AA,A	2.3%
BBB	7.3%
BB and Below	4.9%
Not Rated	0.4%
Equities*	55.2%
Short-Term Investments and Net Other Assets	6.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures*	55.3%
Bond Class	38.3%
Short-Term Class	6.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 18.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 47.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,734,447	$19,568,502
Fidelity Consumer Discretionary Central Fund (a)	1,071,172	375,542,191
Fidelity Consumer Staples Central Fund (a)	969,740	198,437,885
Fidelity Emerging Markets Equity Central Fund (a)	954,553	210,584,026
Fidelity Energy Central Fund (a)	1,417,577	194,066,270
Fidelity Financials Central Fund (a)	5,698,796	600,596,106
Fidelity Health Care Central Fund (a)	1,077,197	520,576,948
Fidelity Industrials Central Fund (a)	1,094,096	338,907,106
Fidelity Information Technology Central Fund (a)	1,776,843	888,048,275
Fidelity International Equity Central Fund (a)	10,067,247	851,185,720
Fidelity Materials Central Fund (a)	375,416	89,273,982
Fidelity Real Estate Equity Central Fund (a)	359,143	39,408,807
Fidelity Telecom Services Central Fund (a)	348,858	65,756,271
Fidelity Utilities Central Fund (a)	535,574	101,941,110
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,576,469,370)		4,493,893,199

Fixed-Income Central Funds - 39.2%
High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (a)	4,722,636	44,440,007
Fidelity Floating Rate Central Fund (a)	871,116	89,995,019
Fidelity High Income Central Fund 1 (a)	1,495,329	141,009,521

TOTAL HIGH YIELD FIXED-INCOME FUNDS		275,444,547

Investment Grade Fixed-Income Funds - 36.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,698,085	370,474,121
Fidelity International Credit Central Fund (a)	550,045	53,970,376
Fidelity Investment Grade Bond Central Fund (a)	28,363,356	2,984,959,552

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,409,404,049

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,568,882,947)		3,684,848,596

Money Market Central Funds - 4.4%
Fidelity Cash Central Fund, 2.11% (b)	225,925,298	225,970,483
Fidelity Money Market Central Fund, 2.34% (b)	181,208,064	181,226,185
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $407,177,237)		407,196,668
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.14% 10/18/18 to 12/20/18 (c)
(Cost $16,908,143)	16,950,000	16,907,137
	Shares	Value

Investment Companies - 8.4%
iShares 20+ Year Treasury Bond ETF	1,821,292	$213,582,913
iShares Core MSCI Emerging Markets ETF	2,407,961	124,684,221
iShares MSCI Japan ETF	1,615,778	97,318,309
iShares S&P 500 Index ETF	1,208,730	353,831,533
TOTAL INVESTMENT COMPANIES
(Cost $747,256,060)		789,416,976
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,316,693,757)		9,392,262,576
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,262,990
NET ASSETS - 100%		$9,395,525,566

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3,529	Dec. 2018	$348,576,975	$(6,216,088)	$(6,216,088)

The notional amount of futures sold as a percentage of Net Assets is 3.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,907,137.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,688,804
Fidelity Commodity Strategy Central Fund	4,904,700
Fidelity Consumer Discretionary Central Fund	18,134,252
Fidelity Consumer Staples Central Fund	20,798,227
Fidelity Emerging Markets Debt Central Fund	3,056,805
Fidelity Emerging Markets Equity Central Fund	16,800,940
Fidelity Energy Central Fund	4,756,296
Fidelity Financials Central Fund	41,413,757
Fidelity Floating Rate Central Fund	4,642,346
Fidelity Health Care Central Fund	15,339,599
Fidelity High Income Central Fund 1	14,459,211
Fidelity Industrials Central Fund	17,987,056
Fidelity Inflation-Protected Bond Index Central Fund	6,991,759
Fidelity Information Technology Central Fund	91,397,396
Fidelity International Credit Central Fund	1,218,076
Fidelity International Equity Central Fund	53,350,071
Fidelity Investment Grade Bond Central Fund	84,401,785
Fidelity Materials Central Fund	6,386,819
Fidelity Money Market Central Fund	6,091,560
Fidelity Real Estate Equity Central Fund	2,556,994
Fidelity Securities Lending Cash Central Fund	243,479
Fidelity Telecom Services Central Fund	6,682,055
Fidelity Utilities Central Fund	7,522,028
Total	$431,824,015

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$171,081,730	$15,197,201	$167,145,445	$11,556,382	$(11,121,366)	$19,568,502	11.2%
Fidelity Consumer Discretionary Central Fund	259,939,506	58,830,312	11,421,169	1,321	68,192,221	375,542,191	15.6%
Fidelity Consumer Staples Central Fund	183,266,354	46,821,403	7,820,529	(265,333)	(23,564,010)	198,437,885	15.2%
Fidelity Emerging Markets Debt Central Fund	43,993,956	6,042,700	1,526,094	(38,394)	(4,032,161)	44,440,007	33.7%
Fidelity Emerging Markets Equity Central Fund	239,714,069	46,490,676	53,564,666	2,637,992	(24,694,045)	210,584,026	31.7%
Fidelity Energy Central Fund	142,776,899	32,635,851	5,864,796	(62,676)	24,580,992	194,066,270	15.6%
Fidelity Financials Central Fund	510,151,833	121,537,224	25,930,090	(155,883)	(5,006,978)	600,596,106	16.5%
Fidelity Floating Rate Central Fund	82,300,945	10,614,570	3,052,183	4,102	127,585	89,995,019	3.9%
Fidelity Health Care Central Fund	364,929,834	80,831,640	14,767,535	(20,203)	89,603,212	520,576,948	15.6%
Fidelity High Income Central Fund 1	168,491,217	25,092,514	41,814,445	(245,286)	(10,514,479)	141,009,521	34.2%
Fidelity Industrials Central Fund	262,491,935	65,541,740	11,958,857	(93,805)	22,926,093	338,907,106	15.7%
Fidelity Inflation-Protected Bond Index Central Fund	307,662,145	101,032,976	32,807,612	201,381	(5,614,769)	370,474,121	33.0%
Fidelity Information Technology Central Fund	626,805,040	207,244,549	30,781,385	(53,009)	84,833,080	888,048,275	15.3%
Fidelity International Credit Central Fund	49,972,811	7,193,286	1,831,332	(7,862)	(825,835)	53,970,376	30.9%
Fidelity International Equity Central Fund	993,272,283	118,737,633	232,893,493	12,639,213	(40,569,916)	851,185,720	32.2%
Fidelity Investment Grade Bond Central Fund	2,712,390,982	682,487,500	311,642,903	(5,947,848)	(92,328,179)	2,984,959,552	36.5%
Fidelity Materials Central Fund	85,333,265	19,338,723	7,063,561	1,384,368	(9,718,813)	89,273,982	16.0%
Fidelity Real Estate Equity Central Fund	40,444,401	5,250,199	5,022,926	(184,276)	(1,078,591)	39,408,807	31.1%
Fidelity Telecom Services Central Fund	59,953,338	14,773,501	6,417,416	(25,740)	(2,527,412)	65,756,271	16.1%
Fidelity Utilities Central Fund	83,380,777	19,930,645	5,092,661	45,774	3,676,575	101,941,110	16.3%
Total	$7,388,353,320	$1,685,624,843	$978,419,098	$21,370,218	$62,343,204	$8,178,741,795

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$4,493,893,199	$4,493,893,199	$--	$--
Fixed-Income Central Funds	3,684,848,596	3,684,848,596	--	--
Money Market Central Funds	407,196,668	407,196,668	--	--
Other Short-Term Investments	16,907,137	--	16,907,137	--
Investment Companies	789,416,976	789,416,976	--	--
Total Investments in Securities:	$9,392,262,576	$9,375,355,439	$16,907,137	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(6,216,088)	$(6,216,088)	$--	$--
Total Liabilities	$(6,216,088)	$(6,216,088)	$--	$--
Total Derivative Instruments:	$(6,216,088)	$(6,216,088)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,216,088)
Total Equity Risk	0	(6,216,088)
Total Value of Derivatives	$0	$(6,216,088)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.8%
United Kingdom	2.9%
Japan	2.1%
Netherlands	1.4%
Canada	1.2%
France	1.1%
Germany	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	7.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $764,164,203)	$806,324,113
Fidelity Central Funds (cost $6,552,529,554)	8,585,938,463
Total Investment in Securities (cost $7,316,693,757)		$9,392,262,576
Receivable for investments sold		3,543,485
Receivable for fund shares sold		5,327,020
Dividends receivable		1,544,914
Distributions receivable from Fidelity Central Funds		384,720
Receivable for daily variation margin on futures contracts		3,126,053
Prepaid expenses		20,057
Other receivables		268,155
Total assets		9,406,476,980
Liabilities
Payable for investments purchased	$2,780,271
Payable for fund shares redeemed	2,914,225
Accrued management fee	3,815,033
Transfer agent fee payable	952,578
Distribution and service plan fees payable	77,335
Other affiliated payables	128,792
Other payables and accrued expenses	283,180
Total liabilities		10,951,414
Net Assets		$9,395,525,566
Net Assets consist of:
Paid in capital		$7,888,676,336
Undistributed net investment income		44,007,306
Accumulated undistributed net realized gain (loss) on investments		(606,510,807)
Net unrealized appreciation (depreciation) on investments		2,069,352,731
Net Assets		$9,395,525,566
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($86,252,208 ÷ 4,642,894 shares)		$18.58
Maximum offering price per share (100/94.25 of $18.58)		$19.71
Class M:
Net Asset Value and redemption price per share ($41,221,783 ÷ 2,221,540 shares)		$18.56
Maximum offering price per share (100/96.50 of $18.56)		$19.23
Class C:
Net Asset Value and offering price per share ($51,336,631 ÷ 2,787,539 shares)(a)		$18.42
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($9,140,810,926 ÷ 489,990,184 shares)		$18.66
Class I:
Net Asset Value, offering price and redemption price per share ($75,904,018 ÷ 4,076,405 shares)		$18.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$13,436,420
Interest		142,011
Income from Fidelity Central Funds		184,356,784
Total income		197,935,215
Expenses
Management fee	$44,472,412
Transfer agent fees	11,117,731
Distribution and service plan fees	865,307
Accounting and security lending fees	1,542,203
Custodian fees and expenses	6,886
Independent trustees' fees and expenses	38,689
Registration fees	189,954
Audit	38,959
Legal	18,647
Miscellaneous	61,630
Total expenses before reductions	58,352,418
Expense reductions	(150,730)
Total expenses after reductions		58,201,688
Net investment income (loss)		139,733,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,324,590
Fidelity Central Funds	21,461,502
Futures contracts	15,034,998
Capital gain distributions from Fidelity Central Funds	247,467,231
Total net realized gain (loss)		319,288,321
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,673,695
Fidelity Central Funds	62,273,830
Futures contracts	(6,216,088)
Total change in net unrealized appreciation (depreciation)		65,731,437
Net gain (loss)		385,019,758
Net increase (decrease) in net assets resulting from operations		$524,753,285

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$139,733,527	$110,222,334
Net realized gain (loss)	319,288,321	339,867,195
Change in net unrealized appreciation (depreciation)	65,731,437	334,947,102
Net increase (decrease) in net assets resulting from operations	524,753,285	785,036,631
Distributions to shareholders from net investment income	(126,122,206)	(107,453,165)
Distributions to shareholders from net realized gain	(252,763,367)	(39,645,780)
Total distributions	(378,885,573)	(147,098,945)
Share transactions - net increase (decrease)	728,976,453	124,147,432
Total increase (decrease) in net assets	874,844,165	762,085,118
Net Assets
Beginning of period	8,520,681,401	7,758,596,283
End of period	$9,395,525,566	$8,520,681,401
Other Information
Undistributed net investment income end of period	$44,007,306	$30,395,996

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 50% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.29	$16.91	$16.33	$17.99	$17.78
Income from Investment Operations
Net investment income (loss)A	.23	.19	.23	.23	.22
Net realized and unrealized gain (loss)	.80	1.46	1.21	(.50)	1.13
Total from investment operations	1.03	1.65	1.44	(.27)	1.35
Distributions from net investment income	(.21)	(.18)	(.25)	(.22)	(.23)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.74)	(.27)	(.86)B	(1.39)	(1.14)
Net asset value, end of period	$18.58	$18.29	$16.91	$16.33	$17.99
Total ReturnC,D	5.74%	9.90%	9.19%	(1.70)%	7.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%	.96%	.96%	.96%	.95%
Expenses net of fee waivers, if any	.94%	.96%	.96%	.96%	.95%
Expenses net of all reductions	.94%	.95%	.96%	.95%	.95%
Net investment income (loss)	1.24%	1.08%	1.42%	1.34%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$86,252	$75,623	$77,724	$70,616	$72,246
Portfolio turnover rateG	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.27	$16.90	$16.31	$17.97	$17.76
Income from Investment Operations
Net investment income (loss)A	.18	.14	.19	.19	.17
Net realized and unrealized gain (loss)	.80	1.46	1.22	(.51)	1.14
Total from investment operations	.98	1.60	1.41	(.32)	1.31
Distributions from net investment income	(.16)	(.14)	(.20)	(.17)	(.19)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.69)	(.23)	(.82)	(1.34)	(1.10)
Net asset value, end of period	$18.56	$18.27	$16.90	$16.31	$17.97
Total ReturnB,C	5.48%	9.57%	8.97%	(1.98)%	7.69%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.19%	1.21%	1.22%	1.22%	1.22%
Expenses net of fee waivers, if any	1.19%	1.21%	1.22%	1.22%	1.22%
Expenses net of all reductions	1.19%	1.21%	1.22%	1.22%	1.22%
Net investment income (loss)	.99%	.83%	1.15%	1.07%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$41,222	$36,209	$32,431	$30,381	$32,372
Portfolio turnover rateF	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.15	$16.79	$16.21	$17.88	$17.68
Income from Investment Operations
Net investment income (loss)A	.09	.05	.11	.10	.08
Net realized and unrealized gain (loss)	.79	1.46	1.21	(.52)	1.13
Total from investment operations	.88	1.51	1.32	(.42)	1.21
Distributions from net investment income	(.08)	(.06)	(.12)	(.08)	(.10)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.61)	(.15)	(.74)	(1.25)	(1.01)
Net asset value, end of period	$18.42	$18.15	$16.79	$16.21	$17.88
Total ReturnB,C	4.93%	9.07%	8.42%	(2.52)%	7.16%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.70%	1.72%	1.72%	1.72%	1.72%
Expenses net of fee waivers, if any	1.70%	1.72%	1.72%	1.72%	1.72%
Expenses net of all reductions	1.70%	1.71%	1.72%	1.72%	1.72%
Net investment income (loss)	.49%	.32%	.66%	.57%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$51,337	$41,900	$42,706	$42,095	$38,792
Portfolio turnover rateF	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.37	$16.98	$16.39	$18.06	$17.84
Income from Investment Operations
Net investment income (loss)A	.29	.24	.28	.29	.28
Net realized and unrealized gain (loss)	.80	1.47	1.22	(.52)	1.14
Total from investment operations	1.09	1.71	1.50	(.23)	1.42
Distributions from net investment income	(.26)	(.24)	(.30)	(.27)	(.29)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.80)B	(.32)C	(.91)D	(1.44)	(1.20)
Net asset value, end of period	$18.66	$18.37	$16.98	$16.39	$18.06
Total ReturnE	6.05%	10.26%	9.56%	(1.45)%	8.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%	.65%	.65%	.66%	.66%
Expenses net of fee waivers, if any	.63%	.64%	.65%	.66%	.66%
Expenses net of all reductions	.63%	.64%	.65%	.65%	.66%
Net investment income (loss)	1.55%	1.39%	1.72%	1.63%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$9,140,811	$8,324,452	$7,566,062	$7,504,374	$7,956,041
Portfolio turnover rateH	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.532 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.087 per share.

 D Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.33	$16.95	$16.36	$18.03	$17.81
Income from Investment Operations
Net investment income (loss)A	.28	.24	.27	.28	.27
Net realized and unrealized gain (loss)	.80	1.46	1.23	(.52)	1.14
Total from investment operations	1.08	1.70	1.50	(.24)	1.41
Distributions from net investment income	(.26)	(.23)	(.29)	(.26)	(.28)
Distributions from net realized gain	(.53)	(.09)	(.62)	(1.17)	(.91)
Total distributions	(.79)	(.32)	(.91)	(1.43)	(1.19)
Net asset value, end of period	$18.62	$18.33	$16.95	$16.36	$18.03
Total ReturnB	6.02%	10.17%	9.53%	(1.50)%	8.29%
Ratios to Average Net AssetsC,D
Expenses before reductions	.67%	.68%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.67%	.68%	.70%	.70%	.71%
Expenses net of all reductions	.67%	.68%	.70%	.69%	.71%
Net investment income (loss)	1.52%	1.35%	1.68%	1.59%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$75,904	$42,497	$39,673	$33,434	$33,575
Portfolio turnover rateE	15%	20%	19%	17%	10%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	1.6
Amazon.com, Inc.	1.1
Apple, Inc.	0.8
NVIDIA Corp.	0.7
UnitedHealth Group, Inc.	0.6
Activision Blizzard, Inc.	0.5
Becton, Dickinson & Co.	0.5
Boston Scientific Corp.	0.5
Salesforce.com, Inc.	0.5
Citigroup, Inc.	0.4
7.2

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Financials	14.1
Information Technology	11.9
Health Care	8.5
Consumer Discretionary	8.4
Industrials	6.2

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	19.3%
AAA,AA,A	2.0%
BBB	5.7%
BB and Below	4.5%
Not Rated	0.3%
Equities*	64.3%
Short-Term Investments and Net Other Assets	3.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures*	64.3%
Bond Class	31.8%
Short-Term Class	3.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 20.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 57.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,184,745	$6,208,063
Fidelity Consumer Discretionary Central Fund (a)	418,127	146,591,048
Fidelity Consumer Staples Central Fund (a)	378,422	77,436,400
Fidelity Emerging Markets Equity Central Fund (a)	391,250	86,313,715
Fidelity Energy Central Fund (a)	541,762	74,167,253
Fidelity Financials Central Fund (a)	2,203,415	232,217,880
Fidelity Health Care Central Fund (a)	414,636	200,381,288
Fidelity Industrials Central Fund (a)	424,271	131,422,312
Fidelity Information Technology Central Fund (a)	694,279	346,993,488
Fidelity International Equity Central Fund (a)	3,753,785	317,382,540
Fidelity Materials Central Fund (a)	145,760	34,661,738
Fidelity Real Estate Equity Central Fund (a)	118,998	13,057,670
Fidelity Telecom Services Central Fund (a)	133,890	25,236,956
Fidelity Utilities Central Fund (a)	205,651	39,143,517
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,252,354,283)		1,731,213,868

Fixed-Income Central Funds - 32.5%
High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (a)	1,491,904	14,038,818
Fidelity Floating Rate Central Fund (a)	276,465	28,561,552
Fidelity High Income Central Fund 1 (a)	481,412	45,397,134

TOTAL HIGH YIELD FIXED-INCOME FUNDS		87,997,504

Investment Grade Fixed-Income Funds - 29.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,051,403	105,329,508
Fidelity International Credit Central Fund (a)	180,615	17,721,958
Fidelity Investment Grade Bond Central Fund (a)	7,322,937	770,665,936

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		893,717,402

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $982,432,033)		981,714,906

Money Market Central Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $56,160,173)	56,148,971	56,160,201
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.97% to 2.14% 10/18/18 to 12/20/18 (c)
(Cost $4,580,323)	4,590,000	4,580,015
	Shares	Value

Investment Companies - 8.0%
iShares 20+ Year Treasury Bond ETF	521,296	$61,132,382
iShares Core MSCI Emerging Markets ETF	818,048	42,358,525
iShares MSCI Japan ETF	579,684	34,914,367
iShares S&P 500 Index ETF	351,705	102,954,605
TOTAL INVESTMENT COMPANIES
(Cost $230,115,292)		241,359,879
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,525,642,104)		3,015,028,869
NET OTHER ASSETS (LIABILITIES) - 0.0%		888,010
NET ASSETS - 100%		$3,015,916,879

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	960	Dec. 2018	$94,824,000	$(1,690,967)	$(1,690,967)

The notional amount of futures sold as a percentage of Net Assets is 3.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,580,015.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$499,455
Fidelity Commodity Strategy Central Fund	1,494,942
Fidelity Consumer Discretionary Central Fund	5,416,038
Fidelity Consumer Staples Central Fund	6,450,273
Fidelity Emerging Markets Debt Central Fund	808,375
Fidelity Emerging Markets Equity Central Fund	5,051,641
Fidelity Energy Central Fund	1,545,826
Fidelity Financials Central Fund	12,512,564
Fidelity Floating Rate Central Fund	1,270,994
Fidelity Health Care Central Fund	4,590,327
Fidelity High Income Central Fund 1	3,718,786
Fidelity Industrials Central Fund	5,434,875
Fidelity Inflation-Protected Bond Index Central Fund	1,688,635
Fidelity Information Technology Central Fund	27,092,538
Fidelity International Credit Central Fund	86,398
Fidelity International Equity Central Fund	16,419,017
Fidelity Investment Grade Bond Central Fund	19,326,431
Fidelity Materials Central Fund	1,919,994
Fidelity Money Market Central Fund	238,789
Fidelity Real Estate Equity Central Fund	657,378
Fidelity Telecom Services Central Fund	2,035,929
Fidelity Utilities Central Fund	2,287,529
Total	$120,546,734

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$39,273,627	$7,906,519	$50,366,428	$2,285,817	$(3,280,893)	$6,208,063	3.6%
Fidelity Consumer Discretionary Central Fund	73,580,418	29,889,416	5,575,145	(19,133)	23,639,426	146,591,048	6.1%
Fidelity Consumer Staples Central Fund	51,770,881	20,958,934	3,154,581	(148,707)	(6,529,864)	77,436,400	5.9%
Fidelity Emerging Markets Debt Central Fund	9,926,013	2,627,014	602,126	(12,102)	(1,095,568)	14,038,818	10.6%
Fidelity Emerging Markets Equity Central Fund	64,651,508	21,974,493	11,661,752	10,949	(10,116,683)	86,313,715	13.0%
Fidelity Energy Central Fund	40,429,915	15,827,070	2,873,582	(50,196)	7,599,094	74,167,253	6.0%
Fidelity Financials Central Fund	144,318,936	55,797,332	10,778,650	(184,550)	(1,706,129)	232,217,880	6.4%
Fidelity Floating Rate Central Fund	18,979,055	4,908,805	1,203,980	(1,490)	31,301	28,561,552	1.2%
Fidelity Health Care Central Fund	103,297,465	39,414,344	7,102,317	(40,996)	33,088,553	200,381,288	6.0%
Fidelity High Income Central Fund 1	38,591,543	10,311,579	10,571,969	(201,527)	(2,338,946)	45,397,134	11.0%
Fidelity Industrials Central Fund	74,371,046	29,219,281	5,513,982	(61,850)	8,934,173	131,422,312	6.1%
Fidelity Inflation-Protected Bond Index Central Fund	70,641,718	33,273,914	22,069,911	7,994	(1,159,166)	105,329,508	9.4%
Fidelity Information Technology Central Fund	179,035,884	88,916,687	14,320,789	(90,841)	33,548,012	346,993,488	6.0%
Fidelity International Credit Central Fund	--	17,940,926	294,841	(156)	76,029	17,721,958	10.1%
Fidelity International Equity Central Fund	270,773,437	64,869,307	76,994,117	(176,852)	(10,885,062)	317,382,540	12.0%
Fidelity Investment Grade Bond Central Fund	529,924,557	182,892,251	83,534,631	(1,190,672)	(19,837,582)	770,665,936	9.4%
Fidelity Materials Central Fund	24,104,062	8,887,215	2,687,325	2,132	(2,884,464)	34,661,738	6.2%
Fidelity Real Estate Equity Central Fund	9,323,063	2,301,533	1,163,521	(58,508)	(6,055)	13,057,670	10.3%
Fidelity Telecom Services Central Fund	16,978,997	6,451,090	2,224,148	(111,009)	(259,715)	25,236,956	6.2%
Fidelity Utilities Central Fund	23,659,850	9,021,379	2,178,670	(7,369)	1,644,325	39,143,517	6.3%
Total	$1,783,631,975	$653,389,089	$314,872,465	$(49,066)	$48,460,786	$2,712,928,774

 (a) Includes the value of shares purchased through in-kind transactions, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Stock Selector All Cap Fund	$-	$-	$23,473,658	$-	$1,029,488	$-	$-

 (a) Includes the value of shares redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,731,213,868	$1,731,213,868	$--	$--
Fixed-Income Central Funds	981,714,906	981,714,906	--	--
Money Market Central Funds	56,160,201	56,160,201	--	--
Other Short-Term Investments	4,580,015	--	4,580,015	--
Investment Companies	241,359,879	241,359,879	--	--
Total Investments in Securities:	$3,015,028,869	$3,010,448,854	$4,580,015	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,690,967)	$(1,690,967)	$--	$--
Total Liabilities	$(1,690,967)	$(1,690,967)	$--	$--
Total Derivative Instruments:	$(1,690,967)	$(1,690,967)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,690,967)
Total Equity Risk	0	(1,690,967)
Total Value of Derivatives	$0	$(1,690,967)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.7%
United Kingdom	3.1%
Japan	2.4%
Netherlands	1.4%
Canada	1.4%
France	1.3%
Cayman Islands	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	8.7%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $234,695,615)	$245,939,894
Fidelity Central Funds (cost $2,290,946,489)	2,769,088,975
Total Investment in Securities (cost $2,525,642,104)		$3,015,028,869
Cash		67,339
Receivable for investments sold		2,797,516
Receivable for fund shares sold		3,061,703
Dividends receivable		525,900
Distributions receivable from Fidelity Central Funds		94,954
Receivable for daily variation margin on futures contracts		849,600
Prepaid expenses		6,398
Other receivables		153,599
Total assets		3,022,585,878
Liabilities
Payable for investments purchased	$19,506
Payable for fund shares redeemed	4,640,398
Accrued management fee	1,348,008
Distribution and service plan fees payable	122,644
Other affiliated payables	405,862
Other payables and accrued expenses	132,581
Total liabilities		6,668,999
Net Assets		$3,015,916,879
Net Assets consist of:
Paid in capital		$2,583,739,883
Undistributed net investment income		24,257,631
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(79,769,648)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		487,689,013
Net Assets		$3,015,916,879
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($130,729,170 ÷ 10,120,457 shares)		$12.92
Maximum offering price per share (100/94.25 of $12.92)		$13.71
Class M:
Net Asset Value and redemption price per share ($55,342,835 ÷ 4,310,126 shares)		$12.84
Maximum offering price per share (100/96.50 of $12.84)		$13.31
Class C:
Net Asset Value and offering price per share ($86,887,314 ÷ 6,858,985 shares)(a)		$12.67
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($2,679,353,359 ÷ 206,372,294 shares)		$12.98
Class I:
Net Asset Value, offering price and redemption price per share ($63,604,201 ÷ 4,896,240 shares)		$12.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$3,693,540
Interest		38,687
Income from Fidelity Central Funds		49,682,439
Total income		53,414,666
Expenses
Management fee	$13,522,750
Transfer agent fees	3,000,076
Distribution and service plan fees	1,003,420
Accounting fees and expenses	953,258
Custodian fees and expenses	3,739
Independent trustees' fees and expenses	10,535
Registration fees	230,349
Audit	49,076
Legal	10,615
Interest	1,510
Miscellaneous	15,394
Total expenses before reductions	18,800,722
Expense reductions	(217,816)
Total expenses after reductions		18,582,906
Net investment income (loss)		34,831,760
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,993,277
Fidelity Central Funds	(32,196)
Other affiliated issuers	1,029,488
Foreign currency transactions	2,120
Futures contracts	4,183,678
Capital gain distributions from Fidelity Central Funds	70,864,295
Total net realized gain (loss)		87,040,662
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,593,313)
Fidelity Central Funds	49,762,795
Assets and liabilities in foreign currencies	(6,785)
Futures contracts	(1,690,967)
Total change in net unrealized appreciation (depreciation)		46,471,730
Net gain (loss)		133,512,392
Net increase (decrease) in net assets resulting from operations		$168,344,152

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,831,760	$22,211,037
Net realized gain (loss)	87,040,662	33,125,310
Change in net unrealized appreciation (depreciation)	46,471,730	151,426,241
Net increase (decrease) in net assets resulting from operations	168,344,152	206,762,588
Distributions to shareholders from net investment income	(23,754,776)	(21,450,594)
Distributions to shareholders from net realized gain	(36,844,601)	(3,176,374)
Total distributions	(60,599,377)	(24,626,968)
Share transactions - net increase (decrease)	943,430,967	227,624,955
Total increase (decrease) in net assets	1,051,175,742	409,760,575
Net Assets
Beginning of period	1,964,741,137	1,554,980,562
End of period	$3,015,916,879	$1,964,741,137
Other Information
Undistributed net investment income end of period	$24,257,631	$15,728,572

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 60% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$11.24	$10.60	$11.53	$11.17
Income from Investment Operations
Net investment income (loss)A	.14	.11	.14	.14	.12
Net realized and unrealized gain (loss)	.69	1.21	.90	(.39)	.83
Total from investment operations	.83	1.32	1.04	(.25)	.95
Distributions from net investment income	(.11)	(.12)	(.15)	(.12)	(.09)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.33)	(.14)	(.40)	(.68)	(.59)
Net asset value, end of period	$12.92	$12.42	$11.24	$10.60	$11.53
Total ReturnB,C	6.80%	11.86%	10.10%	(2.36)%	8.87%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.02%	1.03%	1.03%	1.04%	1.03%
Expenses net of fee waivers, if any	1.01%	1.03%	1.03%	1.03%	1.03%
Expenses net of all reductions	1.01%	1.02%	1.03%	1.03%	1.03%
Net investment income (loss)	1.12%	.98%	1.30%	1.20%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$130,729	$59,049	$59,027	$53,879	$53,382
Portfolio turnover rateF	18%G	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$11.17	$10.55	$11.48	$11.12
Income from Investment Operations
Net investment income (loss)A	.11	.09	.11	.11	.09
Net realized and unrealized gain (loss)	.70	1.19	.88	(.39)	.84
Total from investment operations	.81	1.28	.99	(.28)	.93
Distributions from net investment income	(.08)	(.09)	(.13)	(.09)	(.07)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.31)B	(.11)	(.37)C	(.65)	(.57)
Net asset value, end of period	$12.84	$12.34	$11.17	$10.55	$11.48
Total ReturnD,E	6.60%	11.58%	9.68%	(2.63)%	8.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.28%	1.28%	1.29%	1.29%	1.30%
Expenses net of fee waivers, if any	1.26%	1.28%	1.29%	1.29%	1.30%
Expenses net of all reductions	1.26%	1.27%	1.28%	1.28%	1.30%
Net investment income (loss)	.87%	.73%	1.04%	.94%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$55,343	$20,860	$16,763	$16,210	$14,759
Portfolio turnover rateH	18%I	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.223 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.18	$11.04	$10.42	$11.35	$11.04
Income from Investment Operations
Net investment income (loss)A	.05	.03	.06	.05	.04
Net realized and unrealized gain (loss)	.69	1.17	.88	(.38)	.81
Total from investment operations	.74	1.20	.94	(.33)	.85
Distributions from net investment income	(.02)	(.04)	(.08)	(.04)	(.04)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.25)B	(.06)	(.32)C	(.60)	(.54)
Net asset value, end of period	$12.67	$12.18	$11.04	$10.42	$11.35
Total ReturnD,E	6.09%	10.94%	9.27%	(3.08)%	7.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%	1.78%	1.78%	1.80%	1.80%
Expenses net of fee waivers, if any	1.76%	1.78%	1.78%	1.79%	1.80%
Expenses net of all reductions	1.76%	1.78%	1.78%	1.79%	1.80%
Net investment income (loss)	.37%	.23%	.54%	.44%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$86,887	$37,384	$34,037	$30,147	$25,867
Portfolio turnover rateH	18%I	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.223 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$11.29	$10.66	$11.59	$11.22
Income from Investment Operations
Net investment income (loss)A	.18	.15	.17	.17	.16
Net realized and unrealized gain (loss)	.70	1.21	.90	(.39)	.84
Total from investment operations	.88	1.36	1.07	(.22)	1.00
Distributions from net investment income	(.15)	(.15)	(.19)	(.16)	(.13)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.37)	(.18)B	(.44)	(.71)C	(.63)
Net asset value, end of period	$12.98	$12.47	$11.29	$10.66	$11.59
Total ReturnD	7.17%	12.19%	10.31%	(2.03)%	9.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%	.71%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.70%	.71%	.71%	.72%	.72%
Expenses net of all reductions	.70%	.71%	.71%	.71%	.72%
Net investment income (loss)	1.44%	1.30%	1.61%	1.51%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,679,353	$1,821,025	$1,426,502	$1,275,181	$1,187,056
Portfolio turnover rateG	18%H	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.022 per share.

 C Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.48	$11.30	$10.66	$11.59	$11.22
Income from Investment Operations
Net investment income (loss)A	.18	.15	.17	.17	.15
Net realized and unrealized gain (loss)	.70	1.20	.90	(.39)	.83
Total from investment operations	.88	1.35	1.07	(.22)	.98
Distributions from net investment income	(.14)	(.15)	(.18)	(.15)	(.11)
Distributions from net realized gain	(.22)	(.02)	(.25)	(.56)	(.50)
Total distributions	(.37)B	(.17)	(.43)	(.71)	(.61)
Net asset value, end of period	$12.99	$12.48	$11.30	$10.66	$11.59
Total ReturnC	7.12%	12.16%	10.37%	(2.08)%	9.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.74%	.74%	.74%	.76%	.78%
Expenses net of all reductions	.74%	.74%	.74%	.75%	.78%
Net investment income (loss)	1.39%	1.26%	1.58%	1.47%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$63,604	$26,423	$18,651	$15,574	$14,122
Portfolio turnover rateF	18%G	18%	21%	22%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.223 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	1.9
Amazon.com, Inc.	1.3
Apple, Inc.	0.9
NVIDIA Corp.	0.8
UnitedHealth Group, Inc.	0.8
Activision Blizzard, Inc.	0.6
Becton, Dickinson & Co.	0.6
Boston Scientific Corp.	0.5
Salesforce.com, Inc.	0.5
Citigroup, Inc.	0.5
8.4

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Information Technology	13.9
Financials	13.6
Health Care	9.6
Consumer Discretionary	9.0
Industrials	7.5

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	13.2%
AAA,AA,A	1.3%
BBB	4.0%
BB and Below	3.3%
Not Rated	0.2%
Equities*	73.9%
Short-Term Investments and Net Other Assets	4.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures*	73.7%
Bond Class	22.3%
Short-Term Class	4.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.9% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 67.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,120,153	$11,109,600
Fidelity Consumer Discretionary Central Fund (a)	872,346	305,835,749
Fidelity Consumer Staples Central Fund (a)	788,124	161,273,817
Fidelity Emerging Markets Equity Central Fund (a)	774,790	170,926,385
Fidelity Energy Central Fund (a)	1,149,987	157,433,278
Fidelity Financials Central Fund (a)	4,629,543	487,907,530
Fidelity Health Care Central Fund (a)	879,491	425,031,712
Fidelity Industrials Central Fund (a)	882,257	273,287,926
Fidelity Information Technology Central Fund (a)	1,455,943	727,665,877
Fidelity International Equity Central Fund (a)	8,222,983	695,253,200
Fidelity Materials Central Fund (a)	302,902	72,029,991
Fidelity Real Estate Equity Central Fund (a)	208,005	22,824,385
Fidelity Telecom Services Central Fund (a)	281,716	53,100,575
Fidelity Utilities Central Fund (a)	433,280	82,470,426
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,151,290,158)		3,646,150,451

Fixed-Income Central Funds - 22.8%
High Yield Fixed-Income Funds - 2.8%
Fidelity Emerging Markets Debt Central Fund (a)	2,561,262	24,101,472
Fidelity Floating Rate Central Fund (a)	485,460	50,152,839
Fidelity High Income Central Fund 1 (a)	863,154	81,395,390

TOTAL HIGH YIELD FIXED-INCOME FUNDS		155,649,701

Investment Grade Fixed-Income Funds - 20.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,815,402	181,866,950
Fidelity International Credit Central Fund (a)	325,519	31,939,898
Fidelity Investment Grade Bond Central Fund (a)	8,294,511	872,914,296

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,086,721,144

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,229,217,148)		1,242,370,845

Money Market Central Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (b)	99,698,138	99,718,078
Fidelity Money Market Central Fund, 2.34% (b)	4,053,519	4,053,925
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $103,771,618)		103,772,003
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.96% to 2.14% 10/18/18 to 12/20/18 (c)
(Cost $8,800,966)	8,820,000	8,800,389
	Shares	Value

Investment Companies - 8.1%
iShares 20+ Year Treasury Bond ETF	710,794	$83,354,812
iShares Core MSCI Emerging Markets ETF	1,926,993	99,779,698
iShares MSCI Japan ETF	1,239,742	74,669,661
iShares S&P 500 Index ETF	625,153	183,001,038
TOTAL INVESTMENT COMPANIES
(Cost $414,961,054)		440,805,209
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,908,040,944)		5,441,898,897
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,508,802
NET ASSETS - 100%		$5,443,407,699

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,846	Dec. 2018	$182,338,650	$(3,251,591)	$(3,251,591)

The notional amount of futures sold as a percentage of Net Assets is 3.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,800,389.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,019,153
Fidelity Commodity Strategy Central Fund	2,799,411
Fidelity Consumer Discretionary Central Fund	15,475,637
Fidelity Consumer Staples Central Fund	17,672,007
Fidelity Emerging Markets Debt Central Fund	1,702,566
Fidelity Emerging Markets Equity Central Fund	12,957,817
Fidelity Energy Central Fund	3,993,733
Fidelity Financials Central Fund	35,302,176
Fidelity Floating Rate Central Fund	2,650,228
Fidelity Health Care Central Fund	13,069,531
Fidelity High Income Central Fund 1	8,451,910
Fidelity Industrials Central Fund	15,297,986
Fidelity Inflation-Protected Bond Index Central Fund	4,040,272
Fidelity Information Technology Central Fund	78,370,020
Fidelity International Credit Central Fund	158,852
Fidelity International Equity Central Fund	43,195,999
Fidelity Investment Grade Bond Central Fund	25,562,568
Fidelity Materials Central Fund	5,407,337
Fidelity Money Market Central Fund	462,416
Fidelity Real Estate Equity Central Fund	1,473,873
Fidelity Securities Lending Cash Central Fund	27,587
Fidelity Telecom Services Central Fund	5,663,949
Fidelity Utilities Central Fund	6,372,566
Total	$301,127,594

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$99,518,711	$10,320,581	$98,578,676	$4,803,952	$(4,954,968)	$11,109,600	6.4%
Fidelity Consumer Discretionary Central Fund	222,179,462	47,150,524	20,520,051	308,095	56,717,719	305,835,749	12.7%
Fidelity Consumer Staples Central Fund	156,472,126	37,319,128	12,230,542	(353,035)	(19,933,860)	161,273,817	12.4%
Fidelity Emerging Markets Debt Central Fund	24,862,036	3,429,136	1,925,822	(34,329)	(2,229,549)	24,101,472	18.3%
Fidelity Emerging Markets Equity Central Fund	183,317,554	35,181,395	27,811,270	43,793	(19,805,087)	170,926,385	25.7%
Fidelity Energy Central Fund	122,409,387	24,960,573	10,811,548	44,653	20,830,213	157,433,278	12.7%
Fidelity Financials Central Fund	435,947,851	95,083,026	39,100,168	(138,232)	(3,884,947)	487,907,530	13.4%
Fidelity Floating Rate Central Fund	47,824,846	6,104,193	3,851,634	(15,387)	90,821	50,152,839	2.2%
Fidelity Health Care Central Fund	312,293,194	64,999,019	26,522,000	427,469	73,834,030	425,031,712	12.7%
Fidelity High Income Central Fund 1	98,253,829	20,830,795	31,379,904	(681,408)	(5,627,922)	81,395,390	19.7%
Fidelity Industrials Central Fund	225,325,355	49,921,039	20,777,896	54,685	18,764,743	273,287,926	12.7%
Fidelity Inflation-Protected Bond Index Central Fund	179,198,716	64,437,137	58,714,449	112,068	(3,166,522)	181,866,950	16.2%
Fidelity Information Technology Central Fund	544,716,177	170,117,784	57,548,033	5,116,583	65,263,366	727,665,877	12.6%
Fidelity International Credit Central Fund	--	32,453,469	652,255	869	137,815	31,939,898	18.3%
Fidelity International Equity Central Fund	789,557,313	97,757,082	168,915,384	9,211,278	(32,357,089)	695,253,200	26.3%
Fidelity Investment Grade Bond Central Fund	859,263,235	208,217,537	164,492,719	(2,284,629)	(27,789,128)	872,914,296	10.7%
Fidelity Materials Central Fund	72,833,814	15,125,176	9,135,963	894,884	(7,687,920)	72,029,991	12.9%
Fidelity Real Estate Equity Central Fund	23,257,590	3,091,822	2,817,072	(94,257)	(613,698)	22,824,385	18.0%
Fidelity Telecom Services Central Fund	51,481,307	11,746,832	7,779,557	492,600	(2,840,607)	53,100,575	13.0%
Fidelity Utilities Central Fund	71,429,106	15,605,186	7,495,658	289,757	2,642,035	82,470,426	13.2%
Total	$4,520,141,609	$1,013,851,434	$771,060,601	$18,199,409	$107,389,445	$4,888,521,296

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,646,150,451	$3,646,150,451	$--	$--
Fixed-Income Central Funds	1,242,370,845	1,242,370,845	--	--
Money Market Central Funds	103,772,003	103,772,003	--	--
Other Short-Term Investments	8,800,389	--	8,800,389	--
Investment Companies	440,805,209	440,805,209	--	--
Total Investments in Securities:	$5,441,898,897	$5,433,098,508	$8,800,389	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,251,591)	$(3,251,591)	$--	$--
Total Liabilities	$(3,251,591)	$(3,251,591)	$--	$--
Total Derivative Instruments:	$(3,251,591)	$(3,251,591)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(3,251,591)
Total Equity Risk	0	(3,251,591)
Total Value of Derivatives	$0	$(3,251,591)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.1%
United Kingdom	3.4%
Japan	3.0%
France	1.5%
Canada	1.5%
Netherlands	1.3%
Germany	1.2%
Cayman Islands	1.1%
Switzerland	1.1%
Others (Individually Less Than 1%)	8.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $423,762,020)	$449,605,598
Fidelity Central Funds (cost $3,484,278,924)	4,992,293,299
Total Investment in Securities (cost $3,908,040,944)		$5,441,898,897
Receivable for investments sold		2,432,835
Receivable for fund shares sold		2,222,215
Dividends receivable		798,002
Distributions receivable from Fidelity Central Funds		170,813
Receivable for daily variation margin on futures contracts		1,635,220
Prepaid expenses		11,738
Other receivables		61,581
Total assets		5,449,231,301
Liabilities
Payable for investments purchased	$27,290
Payable for fund shares redeemed	2,491,044
Accrued management fee	2,438,445
Transfer agent fee payable	556,315
Distribution and service plan fees payable	110,380
Other affiliated payables	115,347
Other payables and accrued expenses	84,781
Total liabilities		5,823,602
Net Assets		$5,443,407,699
Net Assets consist of:
Paid in capital		$4,165,324,847
Undistributed net investment income		43,827,955
Accumulated undistributed net realized gain (loss) on investments		(296,351,465)
Net unrealized appreciation (depreciation) on investments		1,530,606,362
Net Assets		$5,443,407,699
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($155,622,483 ÷ 6,688,670 shares)		$23.27
Maximum offering price per share (100/94.25 of $23.27)		$24.69
Class M:
Net Asset Value and redemption price per share ($61,587,250 ÷ 2,650,204 shares)		$23.24
Maximum offering price per share (100/96.50 of $23.24)		$24.08
Class C:
Net Asset Value and offering price per share ($63,397,729 ÷ 2,748,781 shares)(a)		$23.06
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($5,088,118,416 ÷ 218,059,139 shares)		$23.33
Class I:
Net Asset Value, offering price and redemption price per share ($74,681,821 ÷ 3,200,548 shares)		$23.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$8,671,987
Interest		78,401
Income from Fidelity Central Funds		97,265,111
Total income		106,015,499
Expenses
Management fee	$28,790,545
Transfer agent fees	6,551,421
Distribution and service plan fees	1,296,947
Accounting and security lending fees	1,382,106
Custodian fees and expenses	4,362
Independent trustees' fees and expenses	22,688
Registration fees	142,376
Audit	38,960
Legal	11,664
Interest	3,047
Miscellaneous	36,200
Total expenses before reductions	38,280,316
Expense reductions	(98,706)
Total expenses after reductions		38,181,610
Net investment income (loss)		67,833,889
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,603,736
Fidelity Central Funds	18,246,420
Futures contracts	8,360,485
Capital gain distributions from Fidelity Central Funds	203,862,483
Total net realized gain (loss)		262,073,124
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,222,903)
Fidelity Central Funds	107,368,237
Futures contracts	(3,251,591)
Total change in net unrealized appreciation (depreciation)		102,893,743
Net gain (loss)		364,966,867
Net increase (decrease) in net assets resulting from operations		$432,800,756

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,833,889	$54,125,891
Net realized gain (loss)	262,073,124	142,385,780
Change in net unrealized appreciation (depreciation)	102,893,743	422,604,357
Net increase (decrease) in net assets resulting from operations	432,800,756	619,116,028
Distributions to shareholders from net investment income	(57,952,371)	(54,427,264)
Distributions to shareholders from net realized gain	(140,405,094)	(8,449,917)
Total distributions	(198,357,465)	(62,877,181)
Share transactions - net increase (decrease)	196,852,504	165,309,125
Total increase (decrease) in net assets	431,295,795	721,547,972
Net Assets
Beginning of period	5,012,111,904	4,290,563,932
End of period	$5,443,407,699	$5,012,111,904
Other Information
Undistributed net investment income end of period	$43,827,955	$38,267,602

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 70% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.26	$19.78	$18.84	$21.24	$19.60
Income from Investment Operations
Net investment income (loss)A	.23	.19	.22	.22	.21
Net realized and unrealized gain (loss)	1.59	2.53	1.70	(.80)	1.67
Total from investment operations	1.82	2.72	1.92	(.58)	1.88
Distributions from net investment income	(.19)	(.20)	(.25)	(.22)	(.16)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(.81)	(.24)	(.98)	(1.82)	(.24)B
Net asset value, end of period	$23.27	$22.26	$19.78	$18.84	$21.24
Total ReturnC,D	8.31%	13.89%	10.57%	(2.96)%	9.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%	1.02%	1.02%	1.03%	1.03%
Expenses net of fee waivers, if any	1.00%	1.01%	1.02%	1.03%	1.03%
Expenses net of all reductions	1.00%	1.01%	1.02%	1.02%	1.03%
Net investment income (loss)	.99%	.90%	1.17%	1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$155,622	$146,562	$146,585	$134,849	$143,310
Portfolio turnover rateG	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.25	$19.77	$18.82	$21.22	$19.58
Income from Investment Operations
Net investment income (loss)A	.17	.13	.17	.17	.15
Net realized and unrealized gain (loss)	1.58	2.54	1.70	(.80)	1.67
Total from investment operations	1.75	2.67	1.87	(.63)	1.82
Distributions from net investment income	(.14)	(.15)	(.20)	(.16)	(.11)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(.76)	(.19)	(.92)B	(1.77)C	(.18)
Net asset value, end of period	$23.24	$22.25	$19.77	$18.82	$21.22
Total ReturnD,E	7.99%	13.63%	10.31%	(3.25)%	9.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%	1.27%	1.28%	1.29%	1.29%
Expenses net of fee waivers, if any	1.25%	1.27%	1.28%	1.28%	1.29%
Expenses net of all reductions	1.25%	1.27%	1.28%	1.28%	1.29%
Net investment income (loss)	.74%	.64%	.91%	.81%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$61,587	$53,245	$48,149	$46,685	$49,337
Portfolio turnover rateH	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.08	$19.63	$18.69	$21.08	$19.48
Income from Investment Operations
Net investment income (loss)A	.05	.03	.08	.06	.05
Net realized and unrealized gain (loss)	1.57	2.51	1.69	(.78)	1.66
Total from investment operations	1.62	2.54	1.77	(.72)	1.71
Distributions from net investment income	(.03)	(.05)	(.10)	(.07)	(.04)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(.64)B	(.09)	(.83)	(1.67)	(.11)
Net asset value, end of period	$23.06	$22.08	$19.63	$18.69	$21.08
Total ReturnC,D	7.46%	13.00%	9.78%	(3.69)%	8.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.75%	1.77%	1.78%	1.79%	1.79%
Expenses net of fee waivers, if any	1.75%	1.77%	1.78%	1.78%	1.79%
Expenses net of all reductions	1.75%	1.77%	1.78%	1.78%	1.78%
Net investment income (loss)	.24%	.14%	.41%	.32%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$63,398	$59,046	$56,605	$52,860	$55,104
Portfolio turnover rateG	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.64 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.615 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$19.84	$18.89	$21.30	$19.66
Income from Investment Operations
Net investment income (loss)A	.30	.25	.28	.28	.27
Net realized and unrealized gain (loss)	1.58	2.54	1.71	(.80)	1.67
Total from investment operations	1.88	2.79	1.99	(.52)	1.94
Distributions from net investment income	(.26)	(.26)	(.31)	(.28)	(.23)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(.88)	(.30)	(1.04)	(1.89)B	(.30)
Net asset value, end of period	$23.33	$22.33	$19.84	$18.89	$21.30
Total ReturnC	8.57%	14.25%	10.97%	(2.69)%	9.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.69%	.71%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.69%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.69%	.70%	.71%	.71%	.72%
Net investment income (loss)	1.30%	1.20%	1.48%	1.38%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$5,088,118	$4,673,798	$3,996,905	$3,745,336	$3,729,256
Portfolio turnover rateF	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$19.85	$18.90	$21.31	$19.66
Income from Investment Operations
Net investment income (loss)A	.29	.24	.28	.27	.26
Net realized and unrealized gain (loss)	1.58	2.54	1.70	(.80)	1.68
Total from investment operations	1.87	2.78	1.98	(.53)	1.94
Distributions from net investment income	(.25)	(.26)	(.30)	(.27)	(.22)
Distributions from net realized gain	(.62)	(.04)	(.73)	(1.60)	(.07)
Total distributions	(.87)	(.30)	(1.03)	(1.88)B	(.29)
Net asset value, end of period	$23.33	$22.33	$19.85	$18.90	$21.31
Total ReturnC	8.53%	14.22%	10.92%	(2.73)%	9.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%	.74%	.74%	.76%	.77%
Expenses net of fee waivers, if any	.72%	.74%	.74%	.76%	.77%
Expenses net of all reductions	.72%	.73%	.74%	.75%	.77%
Net investment income (loss)	1.27%	1.17%	1.45%	1.34%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$74,682	$79,461	$42,321	$42,581	$40,561
Portfolio turnover rateF	21%	19%	21%	20%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2018

% of fund's net assets
Microsoft Corp.	2.3
Amazon.com, Inc.	1.6
Apple, Inc.	1.1
NVIDIA Corp.	1.0
UnitedHealth Group, Inc.	0.9
Activision Blizzard, Inc.	0.7
Becton, Dickinson & Co.	0.7
Boston Scientific Corp.	0.7
Salesforce.com, Inc.	0.6
Citigroup, Inc.	0.6
10.2

Top Five Market Sectors as of September 30, 2018

% of fund's net assets
Information Technology	16.5
Financials	14.6
Health Care	10.9
Consumer Discretionary	10.0
Industrials	8.2

Quality Diversification (% of fund's net assets)

As of September 30, 2018
U.S. Government and U.S. Government Agency Obligations	7.5%
AAA,AA,A	0.8%
BBB	1.9%
BB and Below	1.2%
Not Rated	0.2%
Equities*	84.6%
Short-Term Investments and Net Other Assets	3.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Stock Class and Equity Futures*	85.9%
Bond Class	11.6%
Short-Term Class	2.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie chart reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Schedule of Investments September 30, 2018

Showing Percentage of Net Assets

Equity Central Funds - 77.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,002,735	$5,254,334
Fidelity Consumer Discretionary Central Fund (a)	511,344	179,272,265
Fidelity Consumer Staples Central Fund (a)	460,094	94,149,069
Fidelity Emerging Markets Equity Central Fund (a)	456,980	100,814,435
Fidelity Energy Central Fund (a)	669,030	91,590,211
Fidelity Financials Central Fund (a)	2,700,231	284,577,379
Fidelity Health Care Central Fund (a)	511,172	247,033,881
Fidelity Industrials Central Fund (a)	515,422	159,657,163
Fidelity Information Technology Central Fund (a)	844,551	422,098,333
Fidelity International Equity Central Fund (a)	3,856,011	326,025,765
Fidelity Materials Central Fund (a)	177,362	42,176,748
Fidelity Real Estate Equity Central Fund (a)	102,155	11,209,439
Fidelity Telecom Services Central Fund (a)	165,771	31,246,126
Fidelity Utilities Central Fund (a)	253,014	48,158,744
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,326,439,535)		2,043,263,892

Fixed-Income Central Funds - 11.9%
High Yield Fixed-Income Funds - 1.0%
Fidelity Emerging Markets Debt Central Fund (a)	3,519	33,110
Fidelity Floating Rate Central Fund (a)	254,695	26,312,498

TOTAL HIGH YIELD FIXED-INCOME FUNDS		26,345,608

Investment Grade Fixed-Income Funds - 10.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	754,738	75,609,661
Fidelity International Credit Central Fund (a)	156,052	15,311,785
Fidelity Investment Grade Bond Central Fund (a)	1,850,655	194,762,946

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		285,684,392

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $314,527,664)		312,030,000

Money Market Central Funds - 1.9%
Fidelity Cash Central Fund, 2.11% (b)
(Cost $50,478,073)	50,467,979	50,478,073
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.96% to 2.04% 10/25/18 to 11/23/18 (c)
(Cost $2,564,477)	2,570,000	2,564,234
	Shares	Value

Investment Companies - 8.4%
iShares 20+ Year Treasury Bond ETF	313,395	$36,751,832
iShares Core MSCI Emerging Markets ETF	1,042,689	53,990,436
iShares MSCI Japan ETF	602,525	36,290,081
iShares S&P 500 Index ETF	320,589	93,846,018
TOTAL INVESTMENT COMPANIES
(Cost $207,886,789)		220,878,367
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,901,896,538)		2,629,214,566
NET OTHER ASSETS (LIABILITIES) - 0.0%		31,606
NET ASSETS - 100%		$2,629,246,172

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	210	Dec. 2018	$30,649,500	$90,744	$90,744
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	150	Dec. 2018	14,816,250	(264,248)	(264,248)
TOTAL FUTURES CONTRACTS					$(173,504)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,042,957.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$450,448
Fidelity Commodity Strategy Central Fund	1,287,364
Fidelity Consumer Discretionary Central Fund	8,051,846
Fidelity Consumer Staples Central Fund	9,308,031
Fidelity Emerging Markets Debt Central Fund	2,302
Fidelity Emerging Markets Equity Central Fund	6,555,468
Fidelity Energy Central Fund	2,141,964
Fidelity Financials Central Fund	18,419,785
Fidelity Floating Rate Central Fund	1,260,090
Fidelity Health Care Central Fund	6,827,262
Fidelity High Income Central Fund 1	917,092
Fidelity Industrials Central Fund	7,994,985
Fidelity Inflation-Protected Bond Index Central Fund	325,161
Fidelity Information Technology Central Fund	40,448,028
Fidelity International Credit Central Fund	74,320
Fidelity International Equity Central Fund	21,560,399
Fidelity Investment Grade Bond Central Fund	5,076,185
Fidelity Materials Central Fund	2,833,225
Fidelity Real Estate Equity Central Fund	635,018
Fidelity Securities Lending Cash Central Fund	707
Fidelity Telecom Services Central Fund	2,978,947
Fidelity Utilities Central Fund	3,342,346
Total	$140,490,973

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$40,160,339	$16,226,410	$50,373,585	$1,791,662	$(2,550,492)	$5,254,334	3.0%
Fidelity Consumer Discretionary Central Fund	111,046,259	43,155,623	6,097,160	(29,864)	31,197,407	179,272,265	7.4%
Fidelity Consumer Staples Central Fund	78,162,790	30,504,880	3,551,540	(154,733)	(10,812,328)	94,149,069	7.2%
Fidelity Emerging Markets Debt Central Fund	33,865	2,301	--	--	(3,056)	33,110	0.0%
Fidelity Emerging Markets Equity Central Fund	86,969,045	34,003,966	8,179,521	(119,686)	(11,859,369)	100,814,435	15.2%
Fidelity Energy Central Fund	60,960,803	22,775,263	3,206,573	5,990	11,054,728	91,590,211	7.4%
Fidelity Financials Central Fund	217,572,388	81,833,487	11,712,382	(217,744)	(2,898,370)	284,577,379	7.8%
Fidelity Floating Rate Central Fund	39,040,367	11,925,182	24,720,548	79,367	(11,870)	26,312,498	1.1%
Fidelity Health Care Central Fund	155,773,158	57,070,022	7,955,694	(20,658)	42,167,053	247,033,881	7.4%
Fidelity High Income Central Fund 1	15,947,127	3,213,109	18,252,461	192,359	(1,100,134)	--	0.0%
Fidelity Industrials Central Fund	112,101,336	43,204,045	5,817,646	(78,102)	10,247,530	159,657,163	7.4%
Fidelity Inflation-Protected Bond Index Central Fund	58,476,009	68,433,587	51,255,845	1,267,563	(1,311,653)	75,609,661	6.7%
Fidelity Information Technology Central Fund	273,784,795	129,396,732	20,909,072	491,753	39,334,125	422,098,333	7.3%
Fidelity International Credit Central Fund	--	15,475,590	228,999	(14)	65,208	15,311,785	8.8%
Fidelity International Equity Central Fund	373,604,561	102,189,644	136,918,381	2,194,628	(15,044,687)	326,025,765	12.3%
Fidelity Investment Grade Bond Central Fund	153,515,712	64,734,449	17,802,463	(29,045)	(5,655,707)	194,762,946	2.4%
Fidelity Materials Central Fund	36,333,544	13,066,654	3,192,042	16,684	(4,048,092)	42,176,748	7.6%
Fidelity Real Estate Equity Central Fund	9,408,516	2,667,385	639,501	(28,198)	(198,763)	11,209,439	8.8%
Fidelity Telecom Services Central Fund	25,740,254	9,542,653	3,013,402	(147,768)	(875,611)	31,246,126	7.7%
Fidelity Utilities Central Fund	35,721,801	13,171,162	2,616,234	3,152	1,878,863	48,158,744	7.7%
Total	$1,884,352,669	$762,592,144	$376,443,049	$5,217,346	$79,574,782	$2,355,293,892

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$2,043,263,892	$2,043,263,892	$--	$--
Fixed-Income Central Funds	312,030,000	312,030,000	--	--
Money Market Central Funds	50,478,073	50,478,073	--	--
Other Short-Term Investments	2,564,234	--	2,564,234	--
Investment Companies	220,878,367	220,878,367	--	--
Total Investments in Securities:	$2,629,214,566	$2,626,650,332	$2,564,234	$--
Derivative Instruments:
Assets
Futures Contracts	$90,744	$90,744	$--	$--
Total Assets	$90,744	$90,744	$--	$--
Liabilities
Futures Contracts	$(264,248)	$(264,248)	$--	$--
Total Liabilities	$(264,248)	$(264,248)	$--	$--
Total Derivative Instruments:	$(173,504)	$(173,504)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$90,744	$(264,248)
Total Equity Risk	90,744	(264,248)
Total Value of Derivatives	$90,744	$(264,248)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.2%
United Kingdom	3.4%
Japan	3.0%
France	1.5%
Cayman Islands	1.4%
Canada	1.4%
Netherlands	1.4%
Germany	1.3%
Switzerland	1.0%
Others (Individually Less Than 1%)	8.4%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $210,451,266)	$223,442,601
Fidelity Central Funds (cost $1,691,445,272)	2,405,771,965
Total Investment in Securities (cost $1,901,896,538)		$2,629,214,566
Receivable for investments sold		1,209,102
Receivable for fund shares sold		12,555,094
Dividends receivable		409,539
Distributions receivable from Fidelity Central Funds		83,101
Receivable for daily variation margin on futures contracts		123,300
Prepaid expenses		5,486
Other receivables		991
Total assets		2,643,601,179
Liabilities
Payable for investments purchased	$10,519,627
Payable for fund shares redeemed	2,161,701
Accrued management fee	1,167,105
Distribution and service plan fees payable	78,650
Other affiliated payables	354,794
Other payables and accrued expenses	73,130
Total liabilities		14,355,007
Net Assets		$2,629,246,172
Net Assets consist of:
Paid in capital		$2,000,732,451
Undistributed net investment income		16,436,696
Accumulated undistributed net realized gain (loss) on investments		(115,067,499)
Net unrealized appreciation (depreciation) on investments		727,144,524
Net Assets		$2,629,246,172
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($115,447,212 ÷ 5,669,921 shares)		$20.36
Maximum offering price per share (100/94.25 of $20.36)		$21.60
Class M:
Net Asset Value and redemption price per share ($31,370,846 ÷ 1,551,171 shares)		$20.22
Maximum offering price per share (100/96.50 of $20.22)		$20.95
Class C:
Net Asset Value and offering price per share ($50,587,783 ÷ 2,536,340 shares)(a)		$19.95
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($2,377,704,852 ÷ 115,620,777 shares)		$20.56
Class I:
Net Asset Value, offering price and redemption price per share ($54,135,479 ÷ 2,640,790 shares)		$20.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2018
Investment Income
Dividends		$4,155,388
Interest		30,717
Income from Fidelity Central Funds		39,434,920
Total income		43,621,025
Expenses
Management fee	$12,972,087
Transfer agent fees	3,260,664
Distribution and service plan fees	876,569
Accounting and security lending fees	717,494
Custodian fees and expenses	2,638
Independent trustees' fees and expenses	10,080
Registration fees	184,627
Audit	38,960
Legal	4,915
Miscellaneous	15,304
Total expenses before reductions	18,083,338
Expense reductions	(48,314)
Total expenses after reductions		18,035,024
Net investment income (loss)		25,586,001
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,706,710
Fidelity Central Funds	5,217,396
Futures contracts	4,365,862
Capital gain distributions from Fidelity Central Funds	101,056,053
Total net realized gain (loss)		124,346,021
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	41,160
Fidelity Central Funds	79,574,782
Futures contracts	(173,504)
Total change in net unrealized appreciation (depreciation)		79,442,438
Net gain (loss)		203,788,459
Net increase (decrease) in net assets resulting from operations		$229,374,460

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2018	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,586,001	$18,177,784
Net realized gain (loss)	124,346,021	47,764,193
Change in net unrealized appreciation (depreciation)	79,442,438	224,502,899
Net increase (decrease) in net assets resulting from operations	229,374,460	290,444,876
Distributions to shareholders from net investment income	(20,443,842)	(16,457,489)
Distributions to shareholders from net realized gain	(50,072,977)	(4,681,267)
Total distributions	(70,516,819)	(21,138,756)
Share transactions - net increase (decrease)	437,635,381	132,023,041
Total increase (decrease) in net assets	596,493,022	401,329,161
Net Assets
Beginning of period	2,032,753,150	1,631,423,989
End of period	$2,629,246,172	$2,032,753,150
Other Information
Undistributed net investment income end of period	$16,436,696	$12,993,441

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 85% Class A

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.02	$16.45	$15.42	$17.64	$16.38
Income from Investment Operations
Net investment income (loss)A	.16	.13	.14	.14	.16
Net realized and unrealized gain (loss)	1.77	2.61	1.59	(.77)	1.64
Total from investment operations	1.93	2.74	1.73	(.63)	1.80
Distributions from net investment income	(.14)	(.13)	(.17)	(.17)	(.11)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.59)	(.17)B	(.70)	(1.59)C	(.54)D
Net asset value, end of period	$20.36	$19.02	$16.45	$15.42	$17.64
Total ReturnE,F	10.29%	16.83%	11.62%	(3.86)%	11.24%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.02%	1.04%	1.05%	1.05%	1.04%
Expenses net of fee waivers, if any	1.02%	1.04%	1.05%	1.05%	1.04%
Expenses net of all reductions	1.02%	1.03%	1.05%	1.04%	1.04%
Net investment income (loss)	.80%	.74%	.90%	.85%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$115,447	$92,868	$78,147	$66,006	$66,659
Portfolio turnover rateI	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.047 per share.

 C Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class M

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.91	$16.34	$15.32	$17.56	$16.32
Income from Investment Operations
Net investment income (loss)A	.10	.08	.10	.10	.11
Net realized and unrealized gain (loss)	1.75	2.61	1.58	(.78)	1.63
Total from investment operations	1.85	2.69	1.68	(.68)	1.74
Distributions from net investment income	(.09)	(.07)	(.13)	(.13)	(.08)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.54)	(.12)	(.66)	(1.56)	(.50)
Net asset value, end of period	$20.22	$18.91	$16.34	$15.32	$17.56
Total ReturnB,C	9.94%	16.54%	11.31%	(4.21)%	10.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.29%	1.31%	1.32%	1.33%	1.33%
Expenses net of fee waivers, if any	1.29%	1.31%	1.32%	1.33%	1.33%
Expenses net of all reductions	1.29%	1.31%	1.32%	1.32%	1.33%
Net investment income (loss)	.53%	.46%	.63%	.57%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$31,371	$24,207	$19,582	$18,991	$17,690
Portfolio turnover rateF	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class C

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.65	$16.14	$15.14	$17.37	$16.16
Income from Investment Operations
Net investment income (loss)A	.01	–B	.02	.02	.03
Net realized and unrealized gain (loss)	1.74	2.56	1.57	(.76)	1.61
Total from investment operations	1.75	2.56	1.59	(.74)	1.64
Distributions from net investment income	–B	(.01)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.45)	(.05)C	(.59)	(1.49)	(.43)
Net asset value, end of period	$19.95	$18.65	$16.14	$15.14	$17.37
Total ReturnD,E	9.51%	15.94%	10.80%	(4.62)%	10.37%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.77%	1.79%	1.80%	1.81%	1.81%
Expenses net of fee waivers, if any	1.77%	1.79%	1.80%	1.81%	1.81%
Expenses net of all reductions	1.77%	1.78%	1.80%	1.80%	1.81%
Net investment income (loss)	.05%	(.01)%	.15%	.10%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$50,588	$44,313	$38,916	$34,590	$30,717
Portfolio turnover rateH	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.047 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85%

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.20	$16.60	$15.56	$17.79	$16.52
Income from Investment Operations
Net investment income (loss)A	.22	.19	.19	.20	.21
Net realized and unrealized gain (loss)	1.78	2.63	1.60	(.78)	1.65
Total from investment operations	2.00	2.82	1.79	(.58)	1.86
Distributions from net investment income	(.19)	(.17)	(.22)	(.23)	(.17)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.64)	(.22)	(.75)	(1.65)B	(.59)
Net asset value, end of period	$20.56	$19.20	$16.60	$15.56	$17.79
Total ReturnC	10.62%	17.20%	11.92%	(3.54)%	11.54%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%	.73%	.74%	.75%	.74%
Expenses net of fee waivers, if any	.71%	.73%	.74%	.75%	.74%
Expenses net of all reductions	.71%	.73%	.74%	.74%	.74%
Net investment income (loss)	1.11%	1.05%	1.21%	1.16%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,377,705	$1,832,601	$1,454,033	$1,350,006	$1,433,196
Portfolio turnover rateF	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class I

Years ended September 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.15	$16.55	$15.51	$17.74	$16.48
Income from Investment Operations
Net investment income (loss)A	.21	.18	.19	.19	.21
Net realized and unrealized gain (loss)	1.78	2.63	1.60	(.76)	1.64
Total from investment operations	1.99	2.81	1.79	(.57)	1.85
Distributions from net investment income	(.19)	(.16)	(.21)	(.23)	(.16)
Distributions from net realized gain	(.45)	(.05)	(.53)	(1.43)	(.42)
Total distributions	(.64)	(.21)	(.75)B	(1.66)	(.59)C
Net asset value, end of period	$20.50	$19.15	$16.55	$15.51	$17.74
Total ReturnD	10.58%	17.16%	11.93%	(3.52)%	11.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%	.76%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.75%	.76%	.75%	.76%	.76%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.76%
Net investment income (loss)	1.07%	1.02%	1.20%	1.15%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$54,135	$38,765	$40,747	$38,697	$41,775
Portfolio turnover rateG	24%	23%	22%	29%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2018

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.06%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.07%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2018, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% Fund and Fidelity Asset Manager 70% Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Asset Manager 50%	$259,503
Fidelity Asset Manager 70%	$56,869

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$4,755,199,750	$260,963,368	$(61,739,513)	$199,223,855
Fidelity Asset Manager 30%	1,489,136,291	103,613,760	(20,761,248)	82,852,512
Fidelity Asset Manager 40%	1,539,594,357	162,459,249	(20,049,394)	142,409,855
Fidelity Asset Manager 50%	8,143,401,859	1,342,771,085	(93,910,368)	1,248,860,717
Fidelity Asset Manager 60%	2,665,083,068	379,428,769	(29,482,968)	349,945,801
Fidelity Asset Manager 70%	4,385,280,884	1,091,527,894	(34,909,881)	1,056,618,013
Fidelity Asset Manager 85%	2,102,133,525	542,333,543	(15,252,502)	527,081,041

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$18,077,503	$59,446,460	$199,223,855
Fidelity Asset Manager 30%	3,271,179	17,958,053	82,852,512
Fidelity Asset Manager 40%	8,186,594	27,677,587	142,409,855
Fidelity Asset Manager 50%	49,920,946	209,520,286	1,248,860,717
Fidelity Asset Manager 60%	25,296,748	56,941,231	349,939,016
Fidelity Asset Manager 70%	47,954,682	173,567,026	1,056,618,013
Fidelity Asset Manager 85%	16,429,213	85,003,471	527,081,041

The tax character of distributions paid was as follows:

September 30, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$123,055,066	$64,497,314	$187,552,380
Fidelity Asset Manager 30%	31,850,985	13,598,035	45,449,020
Fidelity Asset Manager 40%	35,772,488	12,075,825	47,848,313
Fidelity Asset Manager 50%	235,874,721	143,010,852	378,885,573
Fidelity Asset Manager 60%	45,729,359	14,870,018	60,599,377
Fidelity Asset Manager 70%	120,506,836	77,850,629	198,357,465
Fidelity Asset Manager 85%	50,309,985	20,206,834	70,516,819

September 30, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$81,584,600	$15,536,605	$97,121,205
Fidelity Asset Manager 30%	17,851,275	–	17,851,275
Fidelity Asset Manager 40%	20,147,775	–	20,147,775
Fidelity Asset Manager 50%	122,491,219	24,607,726	147,098,945
Fidelity Asset Manager 60%	24,626,968	–	24,626,968
Fidelity Asset Manager 70%	62,877,181	–	62,877,181
Fidelity Asset Manager 85%	21,138,756	–	21,138,756

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments

Purchases and sales of securities including the Equity and Fixed-Income Central Funds and in-kind transactions, other than short-term securities and securities acquired in the merger, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	996,178,788	869,697,106
Fidelity Asset Manager 30%	560,361,943	212,780,684
Fidelity Asset Manager 40%	517,413,590	237,011,465
Fidelity Asset Manager 50%	2,437,613,427	1,311,875,038
Fidelity Asset Manager 60%	860,150,922	443,322,090
Fidelity Asset Manager 70%	1,481,922,419	1,072,199,326
Fidelity Asset Manager 85%	1,025,924,687	558,218,295

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.24%	.49%
Fidelity Asset Manager 60%	.30%	.24%	.54%
Fidelity Asset Manager 70%	.30%	.24%	.54%
Fidelity Asset Manager 85%	.30%	.24%	.54%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$97,705	$7,051
Class M	.25%	.25%	118,514	543
Class C	.75%	.25%	276,504	28,292
			$492,723	$35,886
Fidelity Asset Manager 30%
Class A	-%	.25%	$65,648	$2,867
Class M	.25%	.25%	69,028	581
Class C	.75%	.25%	235,656	28,855
			$370,332	$32,303
Fidelity Asset Manager 40%
Class A	-%	.25%	$93,071	$5,426
Class M	.25%	.25%	62,811	1,236
Class C	.75%	.25%	246,005	41,572
			$401,887	$48,234
Fidelity Asset Manager 50%
Class A	-%	.25%	$204,956	$6,264
Class M	.25%	.25%	199,258	3,921
Class C	.75%	.25%	461,093	76,585
			$865,307	$86,770
Fidelity Asset Manager 60%
Class A	-%	.25%	$228,768	$24,041
Class M	.25%	.25%	181,968	11,412
Class C	.75%	.25%	592,684	108,237
			$1,003,420	$143,690
Fidelity Asset Manager 70%
Class A	-%	.25%	$381,366	$13,686
Class M	.25%	.25%	293,780	6,511
Class C	.75%	.25%	621,801	70,783
			$1,296,947	$90,980
Fidelity Asset Manager 85%
Class A	-%	.25%	$257,546	$11,403
Class M	.25%	.25%	138,642	2,625
Class C	.75%	.25%	480,381	87,015
			$876,569	$101,043

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$13,103
Class M	4,355
Class C(a)	6,328
$23,786
Fidelity Asset Manager 30%
Class A	$35,662
Class M	3,256
Class C(a)	3,672
$42,590
Fidelity Asset Manager 40%
Class A	$24,934
Class M	3,389
Class C(a)	3,749
$32,072
Fidelity Asset Manager 50%
Class A	$51,158
Class M	11,343
Class C(a)	9,301
$71,802
Fidelity Asset Manager 60%
Class A	$58,526
Class M	14,812
Class C(a)	7,969
$81,307
Fidelity Asset Manager 70%
Class A	$103,790
Class M	22,766
Class C(a)	7,425
$133,981
Fidelity Asset Manager 85%
Class A	$112,356
Class M	16,109
Class C(a)	7,777
$136,242

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	$58,647.15
Class M	38,048.16
Class C	42,752.15
Asset Manager 20%	3,873,905.08
Class I	53,286.11
	$4,066,638
Fidelity Asset Manager 30%
Class A	$34,254.13
Class M	19,047.14
Class C	35,762.15
Asset Manager 30%	995,436.07
Class I	33,742.15
	$1,118,241
Fidelity Asset Manager 40%
Class A	$49,389.13
Class M	18,777.15
Class C	36,254.15
Asset Manager 40%	1,130,622.08
Class I	26,386.11
	$1,261,428
Fidelity Asset Manager 50%
Class A	$150,279.18
Class M	71,656.18
Class C	86,419.19
Asset Manager 50%	10,723,268.12
Class I	86,109.16
	$11,117,731
Fidelity Asset Manager 60%
Class A	$167,305.18
Class M	69,686.19
Class C	124,586.21
Asset Manager 60%	2,568,987.11
Class I	69,512.16
	$3,000,076
Fidelity Asset Manager 70%
Class A	$270,620.18
Class M	104,820.18
Class C	111,727.18
Asset Manager 70%	5,940,672.12
Class I	123,582.15
	$6,551,421
Fidelity Asset Manager 85%
Class A	$191,790.19
Class M	57,468.21
Class C	91,106.19
Asset Manager 85%	2,842,599.13
Class I	77,701.17
	$3,260,664

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.02
Fidelity Asset Manager 60%	.04
Fidelity Asset Manager 70%	.03
Fidelity Asset Manager 85%	.03

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 20%	$241
Fidelity Asset Manager 30%	145
Fidelity Asset Manager 40%	205
Fidelity Asset Manager 50%	1,410
Fidelity Asset Manager 60%	518
Fidelity Asset Manager 70%	934
Fidelity Asset Manager 85%	511

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 60%	Borrower	$8,387,000	1.62%	$1,510
Fidelity Asset Manager 70%	Borrower	$16,928,000	1.62%	$3,047

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed Fidelity Asset Manager 60% for certain losses in the amount of $1,844.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of Fidelity Asset Manager 60%. This involved taxable redemptions of Fidelity Asset Manager 60%s' interest in Fidelity Stock Selector All Cap Fund in exchange for investments, valued at $23,473,658, and non-taxable exchanges of those investments for shares of Fidelity Cash Central Fund, Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund. Net realized gain of $1,029,488 on the redemption of Fidelity Stock Selector All Cap Fund shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Other affiliated issuers".

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$14,218
Fidelity Asset Manager 30%	3,761
Fidelity Asset Manager 40%	4,305
Fidelity Asset Manager 50%	24,893
Fidelity Asset Manager 60%	6,204
Fidelity Asset Manager 70%	14,665
Fidelity Asset Manager 85%	6,307

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM. Security lending activity was as follows:

Total Security Lending Income
Fidelity Asset Manager 20%	$153,353
Fidelity Asset Manager 30%	$1,991
Fidelity Asset Manager 40%	$24,989
Fidelity Asset Manager 50%	$243,479
Fidelity Asset Manager 70%	$27,587
Fidelity Asset Manager 85%	$707

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$22,004	$–
Fidelity Asset Manager 30%	6,006	13
Fidelity Asset Manager 40%	8,709	–
Fidelity Asset Manager 50%	62,522	–
Fidelity Asset Manager 60%	27,951	–
Fidelity Asset Manager 70%	45,741	739
Fidelity Asset Manager 85%	25,923	571

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$30,378
Fidelity Asset Manager 30%	7,946
Fidelity Asset Manager 40%	9,148
Fidelity Asset Manager 50%	88,208
Fidelity Asset Manager 60%	23,299
Fidelity Asset Manager 70%	52,226
Fidelity Asset Manager 85%	21,820

In addition, during the period the investment advisor reimbursed and/or waived a portion of class-level operating expenses for Fidelity Asset Manager 60% as follows:

Class A	$6,913
Class M	6,280
Class C	18,191
Asset Manager 60%	129,169
Class I	6,013

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2018	Year ended September 30, 2017
Fidelity Asset Manager 20%
From net investment income
Class A	$557,701	$465,326
Class M	279,827	218,268
Class C	185,838	125,140
Asset Manager 20%	84,880,963	71,663,660
Class I	824,664	604,065
Total	$86,728,993	$73,076,459
From net realized gain
Class A	$779,626	$201,955
Class M	493,663	122,470
Class C	574,273	143,376
Asset Manager 20%	97,924,513	23,396,559
Class I	1,051,312	180,386
Total	$100,823,387	$24,044,746
Fidelity Asset Manager 30%
From net investment income
Class A	$355,354	$249,688
Class M	156,008	114,184
Class C	154,206	98,796
Asset Manager 30%	22,830,501	15,027,037
Class I	363,088	232,014
Total	$23,859,157	$15,721,719
From net realized gain
Class A	$409,514	$44,144
Class M	218,213	25,407
Class C	374,145	44,596
Asset Manager 30%	20,223,846	1,985,082
Class I	364,145	30,327
Total	$21,589,863	$2,129,556
Fidelity Asset Manager 40%
From net investment income
Class A	$471,476	$423,343
Class M	125,666	97,630
Class C	129,202	92,822
Asset Manager 40%	23,253,114	17,100,221
Class I	366,442	233,358
Total	$24,345,900	$17,947,374
From net realized gain
Class A	$566,952	$68,489
Class M	187,948	18,911
Class C	373,661	39,642
Asset Manager 40%	22,032,579	2,046,819
Class I	341,273	26,540
Total	$23,502,413	$2,200,401
Fidelity Asset Manager 50%
From net investment income
Class A	$899,227	$800,388
Class M	339,459	270,254
Class C	198,158	152,743
Asset Manager 50%	123,985,926	105,721,259
Class I	699,436	508,521
Total	$126,122,206	$107,453,165
From net realized gain
Class A	$2,261,536	$392,639
Class M	1,094,410	168,876
Class C	1,270,444	215,018
Asset Manager 50%	246,849,451	38,686,111
Class I	1,287,526	183,136
Total	$252,763,367	$39,645,780
Fidelity Asset Manager 60%
From net investment income
Class A	$545,716	$574,614
Class M	139,840	136,576
Class C	67,250	118,898
Asset Manager 60%	22,699,277	20,317,579
Class I	302,693	302,927
Total	$23,754,776	$21,450,594
From net realized gain
Class A	$1,104,992	$109,926
Class M	380,291	33,760
Class C	681,674	67,071
Asset Manager 60%	34,202,288	2,921,482
Class I	475,356	44,135
Total	$36,844,601	$3,176,374
Fidelity Asset Manager 70%
From net investment income
Class A	$1,241,056	$1,422,489
Class M	351,280	361,006
Class C	75,950	148,268
Asset Manager 70%	55,395,637	51,630,613
Class I	888,448	864,888
Total	$57,952,371	$54,427,264
From net realized gain
Class A	$4,015,839	$281,609
Class M	1,521,131	93,861
Class C	1,667,916	111,201
Asset Manager 70%	131,031,974	7,834,993
Class I	2,168,234	128,253
Total	$140,405,094	$8,449,917
Fidelity Asset Manager 85%
From net investment income
Class A	$673,921	$599,758
Class M	121,986	79,695
Class C	2,543	16,877
Asset Manager 85%	19,249,022	15,515,608
Class I	396,370	245,551
Total	$20,443,842	$16,457,489
From net realized gain
Class A	$2,234,818	$225,509
Class M	597,944	55,083
Class C	1,079,231	113,321
Asset Manager 85%	45,215,149	4,215,223
Class I	945,835	72,131
Total	$50,072,977	$4,681,267

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2018	Year ended September 30, 2017	Year ended September 30, 2018	Year ended September 30, 2017
Fidelity Asset Manager 20%
Class A
Shares sold	505,884	929,632	$6,772,848	$12,344,270
Reinvestment of distributions	99,091	49,500	1,324,802	650,956
Shares redeemed	(623,134)	(1,231,578)	(8,375,925)	(16,255,705)
Net increase (decrease)	(18,159)	(252,446)	$(278,275)	$(3,260,479)
Class M
Shares sold	446,344	226,350	$6,009,052	$2,993,573
Reinvestment of distributions	57,952	23,005	773,445	301,848
Shares redeemed	(510,377)	(483,398)	(6,849,158)	(6,392,472)
Net increase (decrease)	(6,081)	(234,043)	$(66,661)	$(3,097,051)
Class C
Shares sold	373,368	435,126	$4,979,751	$5,728,582
Reinvestment of distributions	56,565	19,453	752,113	253,251
Shares redeemed	(572,000)	(588,259)	(7,613,014)	(7,735,444)
Net increase (decrease)	(142,067)	(133,680)	$(1,881,150)	$(1,753,611)
Asset Manager 20%
Shares sold	57,784,729	55,544,412	$777,681,921	$736,787,752
Reinvestment of distributions	13,227,639	6,977,747	177,119,605	92,013,033
Shares redeemed	(71,436,564)	(65,049,932)	(960,147,826)	(862,709,991)
Net increase (decrease)	(424,196)	(2,527,773)	$(5,346,300)	$(33,909,206)
Class I
Shares sold	1,826,170	2,731,056	$24,537,581	$36,210,143
Reinvestment of distributions	122,856	49,714	1,643,815	656,105
Shares redeemed	(2,022,771)	(1,135,799)	(27,262,357)	(15,103,846)
Net increase (decrease)	(73,745)	1,644,971	$(1,080,961)	$21,762,402
Fidelity Asset Manager 30%
Class A
Shares sold	1,126,571	397,021	$12,531,773	$4,297,032
Reinvestment of distributions	68,985	27,356	763,328	292,122
Shares redeemed	(641,581)	(650,225)	(7,118,517)	(6,921,443)
Net increase (decrease)	553,975	(225,848)	$6,176,584	$(2,332,289)
Class M
Shares sold	351,820	401,154	$3,905,685	$4,319,195
Reinvestment of distributions	33,836	13,088	374,018	139,462
Shares redeemed	(259,115)	(355,937)	(2,874,044)	(3,827,147)
Net increase (decrease)	126,541	58,305	$1,405,659	$631,510
Class C
Shares sold	807,147	352,268	$8,931,816	$3,759,300
Reinvestment of distributions	48,021	13,415	528,342	141,610
Shares redeemed	(505,372)	(508,448)	(5,572,836)	(5,424,359)
Net increase (decrease)	349,796	(142,765)	$3,887,322	$(1,523,449)
Asset Manager 30%
Shares sold	54,804,477	34,021,799	$609,493,754	$366,499,941
Reinvestment of distributions	3,797,335	1,555,960	42,015,638	16,641,732
Shares redeemed	(28,259,575)	(21,263,550)	(313,681,914)	(228,091,063)
Net increase (decrease)	30,342,237	14,314,209	$337,827,478	$155,050,610
Class I
Shares sold	1,484,878	1,054,544	$16,479,743	$11,284,732
Reinvestment of distributions	56,711	21,717	627,506	232,556
Shares redeemed	(1,249,939)	(313,644)	(13,899,290)	(3,361,648)
Net increase (decrease)	291,650	762,617	$3,207,959	$8,155,640
Fidelity Asset Manager 40%
Class A
Shares sold	880,673	877,906	$10,373,863	$9,730,115
Reinvestment of distributions	88,932	44,241	1,038,034	485,863
Shares redeemed	(863,223)	(1,477,333)	(10,141,040)	(16,287,544)
Net increase (decrease)	106,382	(555,186)	$1,270,857	$(6,071,566)
Class M
Shares sold	292,310	222,984	$3,437,201	$2,487,189
Reinvestment of distributions	26,778	9,795	312,286	107,749
Shares redeemed	(280,496)	(173,250)	(3,301,500)	(1,953,193)
Net increase (decrease)	38,592	59,529	$447,987	$641,745
Class C
Shares sold	653,876	473,934	$7,647,196	$5,253,055
Reinvestment of distributions	42,489	11,592	494,372	126,609
Shares redeemed	(534,308)	(498,583)	(6,247,978)	(5,535,845)
Net increase (decrease)	162,057	(13,057)	$1,893,590	$(156,181)
Asset Manager 40%
Shares sold	38,575,334	36,535,552	$453,687,482	$406,930,421
Reinvestment of distributions	3,807,876	1,704,627	44,412,987	18,767,872
Shares redeemed	(24,658,282)	(22,052,939)	(289,713,503)	(245,424,174)
Net increase (decrease)	17,724,928	16,187,240	$208,386,966	$180,274,119
Class I
Shares sold	1,530,525	1,078,872	$18,000,056	$12,118,958
Reinvestment of distributions	57,375	21,026	669,253	231,854
Shares redeemed	(844,872)	(801,679)	(9,930,720)	(8,905,276)
Net increase (decrease)	743,028	298,219	$8,738,589	$3,445,536
Fidelity Asset Manager 50%
Class A
Shares sold	1,146,120	696,145	$21,057,916	$12,078,631
Reinvestment of distributions	169,041	67,977	3,071,864	1,152,010
Shares redeemed	(806,575)	(1,224,844)	(14,824,728)	(21,134,081)
Net increase (decrease)	508,586	(460,722)	$9,305,052	$(7,903,440)
Class M
Shares sold	557,672	423,161	$10,265,163	$7,392,749
Reinvestment of distributions	78,884	25,807	1,432,594	436,835
Shares redeemed	(396,724)	(386,620)	(7,288,768)	(6,736,087)
Net increase (decrease)	239,832	62,348	$4,408,989	$1,093,497
Class C
Shares sold	1,015,038	340,870	$18,488,385	$5,887,786
Reinvestment of distributions	77,208	20,203	1,393,955	338,683
Shares redeemed	(613,340)	(595,504)	(11,143,058)	(10,229,085)
Net increase (decrease)	478,906	(234,431)	$8,739,282	$(4,002,616)
Asset Manager 50%
Shares sold	83,353,018	56,236,907	$1,538,862,489	$981,018,081
Reinvestment of distributions	19,729,969	8,212,171	359,754,574	139,975,913
Shares redeemed	(66,347,048)	(56,721,036)	(1,224,405,900)	(985,831,385)
Net increase (decrease)	36,735,939	7,728,042	$674,211,163	$135,162,609
Class I
Shares sold	2,328,900	854,961	$42,828,385	$14,920,560
Reinvestment of distributions	99,153	39,923	1,805,013	679,207
Shares redeemed	(669,663)	(917,108)	(12,321,431)	(15,802,385)
Net increase (decrease)	1,758,390	(22,224)	$32,311,967	$(202,618)
Fidelity Asset Manager 60%
Class A
Shares sold	1,566,838	931,362	$19,840,441	$10,883,929
Issued in exchange for the shares of Fidelity Global Balanced Fund	3,323,365	–	41,608,523	–
Issued in exchange for the shares of Fidelity Global Strategies Fund	1,867,899	–	23,386,092	–
Reinvestment of distributions	131,843	61,079	1,646,723	677,363
Shares redeemed	(1,525,577)	(1,489,441)	(19,314,959)	(17,195,209)
Net increase (decrease)	5,364,368	(497,000)	$67,166,820	$(5,633,917)
Class M
Shares sold	423,116	394,411	$5,343,645	$4,575,221
Issued in exchange for the shares of Fidelity Global Balanced Fund	1,174,749	–	14,637,372	–
Issued in exchange for the shares of Fidelity Global Strategies Fund	1,532,212	–	19,091,363	–
Reinvestment of distributions	41,694	15,294	518,672	169,000
Shares redeemed	(551,449)	(220,006)	(6,979,584)	(2,555,023)
Net increase (decrease)	2,620,322	189,699	$32,611,468	$2,189,198
Class C
Shares sold	783,330	599,190	$9,780,237	$6,905,093
Issued in exchange for the shares of Fidelity Global Balanced Fund	2,169,921	–	26,733,424	–
Issued in exchange for the shares of Fidelity Global Strategies Fund	1,878,025	–	23,137,263	–
Reinvestment of distributions	60,789	16,627	748,924	182,067
Shares redeemed	(1,101,549)	(631,642)	(13,732,417)	(7,219,433)
Net increase (decrease)	3,790,516	(15,825)	$46,667,431	$(132,273)
Asset Manager 60%
Shares sold	51,736,768	41,538,724	$658,548,793	$482,471,523
Issued in exchange for the shares of Fidelity Global Balanced Fund	29,966,477	–	376,678,615	–
Issued in exchange for the shares of Fidelity Global Strategies Fund	5,885,052	–	73,975,105	–
Reinvestment of distributions	4,490,978	2,066,190	56,227,024	22,976,032
Shares redeemed	(31,701,207)	(23,949,927)	(403,402,687)	(279,473,801)
Net increase (decrease)	60,378,068	19,654,987	$762,026,850	$225,973,754
Class I
Shares sold	1,136,223	944,129	$14,501,152	$10,858,113
Issued in exchange for the shares of Fidelity Global Balanced Fund	822,927	–	10,352,425	–
Issued in exchange for the shares of Fidelity Global Strategies Fund	1,803,511	–	22,688,171	–
Reinvestment of distributions	59,599	30,159	746,768	335,370
Shares redeemed	(1,043,785)	(507,530)	(13,330,118)	(5,965,290)
Net increase (decrease)	2,778,475	466,758	$34,958,398	$5,228,193
Fidelity Asset Manager 70%
Class A
Shares sold	1,072,815	887,378	$24,393,399	$18,402,274
Reinvestment of distributions	226,837	83,042	5,065,264	1,630,123
Shares redeemed	(1,193,845)	(1,796,443)	(27,183,772)	(37,011,764)
Net increase (decrease)	105,807	(826,023)	$2,274,891	$(16,979,367)
Class M
Shares sold	454,790	363,861	$10,365,200	$7,535,388
Reinvestment of distributions	83,182	22,716	1,859,121	446,368
Shares redeemed	(281,173)	(428,292)	(6,409,894)	(8,810,629)
Net increase (decrease)	256,799	(41,715)	$5,814,427	$(828,873)
Class C
Shares sold	480,535	314,728	$10,867,133	$6,468,087
Reinvestment of distributions	76,452	12,475	1,701,830	244,259
Shares redeemed	(482,043)	(537,179)	(10,923,979)	(11,090,417)
Net increase (decrease)	74,944	(209,976)	$1,644,984	$(4,378,071)
Asset Manager 70%
Shares sold	34,679,669	31,723,829	$790,741,858	$655,201,216
Reinvestment of distributions	8,199,184	2,973,304	183,169,767	58,395,683
Shares redeemed	(34,158,241)	(26,825,357)	(778,465,644)	(554,783,377)
Net increase (decrease)	8,720,612	7,871,776	$195,445,981	$158,813,522
Class I
Shares sold	592,858	1,931,604	$13,509,405	$39,174,674
Reinvestment of distributions	134,131	49,865	2,997,831	979,352
Shares redeemed	(1,085,477)	(554,336)	(24,835,015)	(11,472,112)
Net increase (decrease)	(358,488)	1,427,133	$(8,327,779)	$28,681,914
Fidelity Asset Manager 85%
Class A
Shares sold	1,536,559	977,292	$30,493,171	$17,109,303
Reinvestment of distributions	149,653	49,655	2,894,292	815,826
Shares redeemed	(898,527)	(894,317)	(17,732,464)	(15,584,471)
Net increase (decrease)	787,685	132,630	$15,654,999	$2,340,658
Class M
Shares sold	408,388	318,362	$8,043,625	$5,496,511
Reinvestment of distributions	37,234	8,195	716,755	134,067
Shares redeemed	(174,891)	(244,360)	(3,429,871)	(4,115,837)
Net increase (decrease)	270,731	82,197	$5,330,509	$1,514,741
Class C
Shares sold	679,582	451,692	$13,185,329	$7,751,603
Reinvestment of distributions	56,215	7,948	1,070,898	128,834
Shares redeemed	(575,122)	(495,020)	(11,170,395)	(8,479,538)
Net increase (decrease)	160,675	(35,380)	$3,085,832	$(599,101)
Asset Manager 85%
Shares sold	34,356,371	20,893,892	$685,028,247	$364,575,027
Reinvestment of distributions	3,264,850	1,176,883	63,631,927	19,477,413
Shares redeemed	(17,439,052)	(14,201,443)	(347,375,448)	(249,249,768)
Net increase (decrease)	20,182,169	7,869,332	$401,284,726	$134,802,672
Class I
Shares sold	1,125,223	955,142	$22,457,259	$17,194,185
Reinvestment of distributions	67,136	18,960	1,304,444	312,833
Shares redeemed	(576,135)	(1,411,651)	(11,482,388)	(23,542,947)
Net increase (decrease)	616,224	(437,549)	$12,279,315	$(6,035,929)

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following Fund:

Fund	% of shares held
Fidelity Asset Manager 60%	26%

13. Merger Information.

On April 27, 2018, Fidelity Asset Manager 60% (the Fund) acquired all of the assets and assumed all of the liabilities of Fidelity Global Balanced Fund and Fidelity Global Strategies Fund ("Target Funds") pursuant to an Agreement and Plan of Reorganization (the Agreements) approved by the Board of Trustees ("the Board"). The reorganization was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of each Target Fund at their respective net asset value on the acquisition date. The reorganization provided shareholders of each Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Global Balanced Fund net assets of $470,010,359, including securities of $469,048,216 and unrealized appreciation of $2,799,938; and Fidelity Global Strategies Fund net assets of $162,277,994, including securities of $162,279,356 and unrealized appreciation of $1,167,869, were combined with the Fund's net assets of $2,278,829,037 for total net assets after the reorganization of $2,911,117,390.

Pro forma results of operations of the combined entity for the entire period ended September 30, 2018, as though the acquisitions had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$39,979,460
Total net realized gain (loss)	180,297,674
Total change in net unrealized appreciation (depreciation)	(11,472,894)
Net increase (decrease) in net assets resulting from operations	$208,804,240

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that has been included in the Fund's accompanying Statement of Operations since April 27, 2018.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the "Funds"), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 16, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 260 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Fidelity Asset Manager 20%
Class A	.83%
Actual		$1,000.00	$1,015.70	$4.19
Hypothetical-C		$1,000.00	$1,020.91	$4.20
Class M	1.09%
Actual		$1,000.00	$1,014.40	$5.50
Hypothetical-C		$1,000.00	$1,019.60	$5.52
Class C	1.59%
Actual		$1,000.00	$1,011.80	$8.02
Hypothetical-C		$1,000.00	$1,017.10	$8.04
Asset Manager 20%	.51%
Actual		$1,000.00	$1,017.40	$2.58
Hypothetical-C		$1,000.00	$1,022.51	$2.59
Class I	.54%
Actual		$1,000.00	$1,016.50	$2.73
Hypothetical-C		$1,000.00	$1,022.36	$2.74
Fidelity Asset Manager 30%
Class A	.83%
Actual		$1,000.00	$1,020.50	$4.20
Hypothetical-C		$1,000.00	$1,020.91	$4.20
Class M	1.09%
Actual		$1,000.00	$1,019.50	$5.52
Hypothetical-C		$1,000.00	$1,019.60	$5.52
Class C	1.60%
Actual		$1,000.00	$1,016.00	$8.09
Hypothetical-C		$1,000.00	$1,017.05	$8.09
Asset Manager 30%	.53%
Actual		$1,000.00	$1,022.30	$2.69
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class I	.60%
Actual		$1,000.00	$1,021.80	$3.04
Hypothetical-C		$1,000.00	$1,022.06	$3.04
Fidelity Asset Manager 40%
Class A	.83%
Actual		$1,000.00	$1,026.00	$4.22
Hypothetical-C		$1,000.00	$1,020.91	$4.20
Class M	1.10%
Actual		$1,000.00	$1,024.70	$5.58
Hypothetical-C		$1,000.00	$1,019.55	$5.57
Class C	1.60%
Actual		$1,000.00	$1,021.50	$8.11
Hypothetical-C		$1,000.00	$1,017.05	$8.09
Asset Manager 40%	.53%
Actual		$1,000.00	$1,027.60	$2.69
Hypothetical-C		$1,000.00	$1,022.41	$2.69
Class I	.56%
Actual		$1,000.00	$1,027.50	$2.85
Hypothetical-C		$1,000.00	$1,022.26	$2.84
Fidelity Asset Manager 50%
Class A	.94%
Actual		$1,000.00	$1,030.60	$4.78
Hypothetical-C		$1,000.00	$1,020.36	$4.76
Class M	1.19%
Actual		$1,000.00	$1,029.30	$6.05
Hypothetical-C		$1,000.00	$1,019.10	$6.02
Class C	1.70%
Actual		$1,000.00	$1,027.00	$8.64
Hypothetical-C		$1,000.00	$1,016.55	$8.59
Asset Manager 50%	.63%
Actual		$1,000.00	$1,032.50	$3.21
Hypothetical-C		$1,000.00	$1,021.91	$3.19
Class I	.67%
Actual		$1,000.00	$1,031.90	$3.41
Hypothetical-C		$1,000.00	$1,021.71	$3.40
Fidelity Asset Manager 60%
Class A	1.02%
Actual		$1,000.00	$1,035.30	$5.20
Hypothetical-C		$1,000.00	$1,019.95	$5.17
Class M	1.27%
Actual		$1,000.00	$1,033.80	$6.48
Hypothetical-C		$1,000.00	$1,018.70	$6.43
Class C	1.77%
Actual		$1,000.00	$1,031.80	$9.02
Hypothetical-C		$1,000.00	$1,016.19	$8.95
Asset Manager 60%	.70%
Actual		$1,000.00	$1,036.70	$3.57
Hypothetical-C		$1,000.00	$1,021.56	$3.55
Class I	.74%
Actual		$1,000.00	$1,036.70	$3.78
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Fidelity Asset Manager 70%
Class A	1.00%
Actual		$1,000.00	$1,041.20	$5.12
Hypothetical-C		$1,000.00	$1,020.05	$5.06
Class M	1.25%
Actual		$1,000.00	$1,039.80	$6.39
Hypothetical-C		$1,000.00	$1,018.80	$6.33
Class C	1.75%
Actual		$1,000.00	$1,036.90	$8.94
Hypothetical-C		$1,000.00	$1,016.29	$8.85
Asset Manager 70%	.69%
Actual		$1,000.00	$1,042.40	$3.53
Hypothetical-C		$1,000.00	$1,021.61	$3.50
Class I	.72%
Actual		$1,000.00	$1,042.40	$3.69
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Fidelity Asset Manager 85%
Class A	1.02%
Actual		$1,000.00	$1,050.00	$5.24
Hypothetical-C		$1,000.00	$1,019.95	$5.17
Class M	1.28%
Actual		$1,000.00	$1,048.80	$6.57
Hypothetical-C		$1,000.00	$1,018.65	$6.48
Class C	1.77%
Actual		$1,000.00	$1,046.70	$9.08
Hypothetical-C		$1,000.00	$1,016.19	$8.95
Asset Manager 85%	.71%
Actual		$1,000.00	$1,051.70	$3.65
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class I	.75%
Actual		$1,000.00	$1,051.80	$3.86
Hypothetical-C		$1,000.00	$1,021.31	$3.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .07%.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Asset Manager 20%	$59,795,488
Fidelity Asset Manager 30%	$18,011,084
Fidelity Asset Manager 40%	$27,736,803
Fidelity Asset Manager 50%	$209,608,990
Fidelity Asset Manager 60%	$57,006,218
Fidelity Asset Manager 70%	$174,192,972
Fidelity Asset Manager 85%	$86,333,810

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 27, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Global Balanced Fund	$61,721,694
Fidelity Global Strategies Fund	$18,531,786

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Asset Manager 20%
Class A	15.34%
Class M	15.34%
Class C	15.34%
Asset Manager 20%	15.34%
Class I	15.34%
Fidelity Asset Manager 30%
Class A	13.09%
Class M	13.09%
Class C	13.09%
Asset Manager 30%	13.09%
Class I	13.09%
Fidelity Asset Manager 40%
Class A	10.76%
Class M	10.76%
Class C	10.76%
Asset Manager 40%	10.76%
Class I	10.76%
Fidelity Asset Manager 50%
Class A	8.85%
Class M	8.85%
Class C	8.85%
Asset Manager 50%	8.85%
Class I	8.85%
Fidelity Asset Manager 60%
Class A	7.41%
Class M	7.41%
Class C	7.41%
Asset Manager 60%	7.41%
Class I	7.41%
Fidelity Asset Manager 70%
Class A	4.95%
Class M	4.95%
Class C	4.95%
Asset Manager 70%	4.95%
Class I	4.95%
Fidelity Asset Manager 85%
Class A	2.08%
Class M	2.08%
Class C	2.08%
Asset Manager 85%	2.08%
Class I	2.08%
Fidelity Global Balanced Fund
Class A	2.06%
Class M	2.06%
Class C	2.06%
Global Balanced	2.06%
Class I	2.06%
Fidelity Global Strategies Fund
Class A	2.73%
Class M	2.73%
Class C	2.73%
Global Strategies	2.73%
Class I	2.73%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2018 to September 30, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Asset Manager 20%	$57,309,033
Fidelity Asset Manager 30%	$16,227,592
Fidelity Asset Manager 40%	$12,251,672
Fidelity Asset Manager 50%	$58,897,404

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Retail	Class I
Fidelity Asset Manager 20%
December 2017	4%	4%	5%	4%	4%
February 2018	18%	24%	71%	13%	14%
March 2018	17%	23%	61%	13%	13%
April 2018	16%	19%	36%	13%	12%
May 2018	15%	19%	31%	13%	13%
June 2018	16%	20%	37%	13%	14%
July 2018	15%	18%	30%	13%	14%
August 2018	15%	17%	24%	13%	14%
September 2018	16%	19%	34%	13%	13%
Fidelity Asset Manager 30%
November 2017	3%	4%	8%	3%	3%
December 2017	6%	7%	7%	6%	6%
February 2018	31%	51%	–%	19%	22%
March 2018	27%	38%	–%	19%	21%
April 2018	24%	29%	57%	19%	20%
May 2018	23%	27%	46%	19%	19%
June 2018	24%	27%	44%	19%	21%
July 2018	23%	28%	42%	19%	20%
August 2018	23%	26%	35%	19%	20%
September 2018	23%	28%	51%	19%	20%
Fidelity Asset Manager 40%
December 2017	7%	8%	9%	7%	7%
April 2018	50%	71%	100%	36%	37%
July 2018	43%	52%	79%	36%	36%
Fidelity Asset Manager 50%
December 2017	7%	7%	8%	7%	7%
April 2018	76%	100%	–%	51%	52%
July 2018	62%	75%	100%	51%	52%
Fidelity Asset Manager 60%
December 2017	21%	23%	32%	18%	18%
Fidelity Asset Manager 70%
December 2017	24%	26%	36%	21%	21%
Fidelity Asset Manager 85%
December 2017	27%	31%	41%	24%	24%
Fidelity Global Balanced Fund
December 2017	24%	29%	44%	21%	21%
April 2018	3%	4%	4%	3%	3%
Fidelity Global Strategies Fund
December 2017	13%	15%	18%	12%	12%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail	Class I
Fidelity Asset Manager 20%
December 2017	7%	8%	8%	7%	7%
February 2018	28%	37%	100%	20%	22%
March 2018	26%	35%	92%	20%	20%
April 2018	25%	29%	55%	20%	19%
May 2018	24%	29%	47%	20%	20%
June 2018	24%	31%	56%	20%	21%
July 2018	24%	28%	45%	20%	21%
August 2018	24%	26%	37%	20%	21%
September 2018	25%	30%	52%	20%	20%
Fidelity Asset Manager 30%
November 2017	6%	7%	14%	5%	5%
December 2017	11%	12%	13%	10%	11%
February 2018	50%	83%	–%	31%	36%
March 2018	45%	62%	–%	31%	35%
April 2018	39%	47%	93%	31%	33%
May 2018	38%	44%	75%	31%	31%
June 2018	40%	44%	72%	31%	34%
July 2018	38%	46%	68%	31%	33%
August 2018	37%	42%	57%	31%	33%
September 2018	38%	45%	82%	31%	33%
Fidelity Asset Manager 40%
December 2017	12%	13%	15%	12%	12%
April 2018	84%	100%	100%	60%	62%
July 2018	73%	87%	100%	60%	61%
Fidelity Asset Manager 50%
December 2017	12%	12%	13%	11%	11%
April 2018	100%	100%	–%	88%	91%
July 2018	100%	100%	100%	88%	90%
Fidelity Asset Manager 60%
December 2017	39%	44%	60%	34%	34%
Fidelity Asset Manager 70%
December 2017	44%	49%	67%	39%	39%
Fidelity Asset Manager 85%
December 2017	44%	49%	65%	39%	39%
Fidelity Global Balanced Fund
December 2017	52%	63%	93%	46%	44%
April 2018	8%	8%	9%	8%	8%
Fidelity Global Strategies Fund
December 2017	52%	56%	70%	48%	48%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Asset Manager 20%
Class A	12/27/2017	$0.0223	$0.0018
Class M	12/27/2017	$0.0213	$0.0018
Class C	12/27/2017	$0.0194	$0.0018
Asset Manager 20%	12/27/2017	$0.0235	$0.0018
Class I	12/27/2017	$0.0234	$0.0018
Fidelity Asset Manager 30%
Class A	12/27/2017	$0.0251	$0.0020
Class M	12/27/2017	$0.0239	$0.0020
Class C	12/27/2017	$0.0216	$0.0020
Asset Manager 30%	12/27/2017	$0.0268	$0.0020
Class I	12/27/2017	$0.0263	$0.0020
Fidelity Asset Manager 40%
Class A	12/27/2017	$0.0341	$0.0027
Class M	12/27/2017	$0.0321	$0.0027
Class C	12/27/2017	$0.0281	$0.0027
Asset Manager 40%	12/27/2017	$0.0363	$0.0027
Class I	12/27/2017	$0.0361	$0.0027
Fidelity Asset Manager 50%
Class A	12/27/2017	$0.0663	$0.0052
Class M	12/27/2017	$0.0637	$0.0052
Class C	12/27/2017	$0.0586	$0.0052
Asset Manager 50%	12/27/2017	$0.0699	$0.0052
Class I	12/27/2017	$0.0694	$0.0052
Fidelity Asset Manager 60%
Class A	12/27/2017	$0.0492	$0.0041
Class M	12/27/2017	$0.0436	$0.0041
Class C	12/27/2017	$0.0316	$0.0041
Asset Manager 60%	12/27/2017	$0.0567	$0.0041
Class I	12/27/2017	$0.0555	$0.0041
Fidelity Asset Manager 70%
Class A	12/27/2017	$0.1025	$0.0086
Class M	12/27/2017	$0.0921	$0.0086
Class C	12/27/2017	$0.0674	$0.0086
Asset Manager 70%	12/27/2017	$0.1177	$0.0086
Class I	12/27/2017	$0.1160	$0.0086
Fidelity Asset Manager 85%
Class A	12/27/2017	$0.1053	$0.0087
Class M	12/27/2017	$0.0941	$0.0087
Class C	12/27/2017	$0.0709	$0.0087
Asset Manager 85%	12/27/2017	$0.1195	$0.0087
Class I	12/27/2017	$0.1188	$0.0087
Fidelity Global Strategies Fund
Class A	07/10/2017	$0.0009	$0.00005
	12/29/2017	$0.0705	$0.00650
Class M	07/10/2017	$0.0008	$0.00005
	12/29/2017	$0.0648	$0.00650
Class C	07/10/2017	$0.0007	$0.00005
	12/29/2017	$0.0525	$0.00650
Global Strategies	07/10/2017	$0.0010	$0.00005
	12/29/2017	$0.0762	$0.00650
Class I	07/10/2017	$0.0010	$0.00005
	12/29/2017	$0.0762	$0.00650

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for each fund in April 2018.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of each fund ranked below the competitive median for 2017 and the total expense ratio of Class M of each fund ranked above the competitive median for 2017.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M of each fund is below median. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AR-ANN-1118
1.878277.110

Item 2.

Code of Ethics

As of the end of the period, September 30, 2018, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for services rendered to (the “Funds”):

Services Billed by Deloitte Entities

September 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$22,000	$-	$5,100	$700
Fidelity Asset Manager 30%	$22,000	$-	$5,100	$700
Fidelity Asset Manager 40%	$22,000	$-	$5,100	$700
Fidelity Asset Manager 50%	$22,000	$-	$5,100	$700
Fidelity Asset Manager 60%	$26,000	$-	$5,100	$700
Fidelity Asset Manager 70%	$22,000	$-	$5,100	$700
Fidelity Asset Manager 85%	$22,000	$-	$5,100	$700

September 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$24,000	$-	$5,400	$700
Fidelity Asset Manager 30%	$24,000	$-	$5,400	$700
Fidelity Asset Manager 40%	$24,000	$-	$5,400	$700
Fidelity Asset Manager 50%	$24,000	$-	$5,400	$700
Fidelity Asset Manager 60%	$24,000	$-	$5,400	$700
Fidelity Asset Manager 70%	$24,000	$-	$5,400	$700
Fidelity Asset Manager 85%	$24,000	$-	$5,400	$700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2018A	September 30, 2017A
Audit-Related Fees	$290,000	$-
Tax Fees	$5,000	$25,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2018A	September 30, 2017A
Deloitte Entities	$795,000	$560,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 26, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 26, 2018